As filed with the Securities and Exchange Commission on April 30, 2004
                                                             File No. 333-73390
                                                             File No. 811-09337

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                           Pre-Effective Amendment No.                     [ ]

                         Post-Effective Amendment No. 4                    [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                                 Amendment No. 7                           [X]

               Columbus Life Insurance Company Separate Account 1
                           (Exact Name of Registrant)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 East Fourth Street
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: 1-800-926-1993
                                                           --------------

                                  Please send copies of all communications to:

       DONALD J. WUEBBLING, ESQ.                    ELISABETH DAHL, ESQ.
    Columbus Life Insurance Company                        M.S. 32
        400 East Fourth Street                          400 Broadway
        Cincinnati, Ohio 45202                     Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

 [ ] immediately upon filing pursuant to paragraph (b)
 [X] on May 1, 2004  pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(1)
 [ ] on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount of Interests in
            Columbus Life Insurance Company Separate Account 1 Under
              Legacy Survivorship Variable Universal Life Policies
                     (Title of Securities Being Registered)

                  LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE


COLUMBUS LIFE INSURANCE COMPANY                                       PROSPECTUS
SEPARATE ACCOUNT 1                                                   MAY 1, 2004





This prospectus describes the Legacy Survivorship Variable Universal Life flexible premium insurance policies and the investment options available to policy owners. It contains information you should know before purchasing a policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

Columbus Life Insurance Company issues the policies.

The policies may not be available in all states. In addition, policy provisions may vary slightly from state to state according to state law. Please read your policy carefully when you receive it. This prospectus is not part of the insurance policy. The insurance policy will be our contract with you.

Description of benefits in this prospectus depend on the policy being in force. It is your responsibility to pay enough premium to keep the policy in force.















Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the policy. The policy is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other government agency.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and earnings.

THE POLICY IS A FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICY. THE AMOUNT OR DURATION OF THE DEATH BENEFIT MAY BE VARIABLE OR FIXED UNDER SPECIFIED CONDITIONS AND MAY INCREASE OR DECREASE. THE CASH VALUE OF THE POLICY MAY INCREASE OR DECREASE IN ACCORDANCE WITH THE EXPERIENCE OF THE SEPARATE ACCOUNT. YOU COULD LOSE YOUR ENTIRE INVESTMENT, DEPENDING ON THE PERFORMANCE OF THE INVESTMENT OPTIONS. IF THIS OCCURS AND A NO-LAPSE GUARANTEE IS NOT IN EFFECT, THERE COULD BE NO DEATH BENEFIT ABSENT ADDITIONAL PAYMENTS MADE TO KEEP THE POLICY IN FORCE. (MA)

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. (GA)

                                TABLE OF CONTENTS

RISK/BENEFIT SUMMARY...........................................................5
   Policy Benefits.............................................................5
   Policy Risks................................................................6
   Fund Company Risks..........................................................6
   Fee Tables..................................................................7

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS..........11
   Columbus Life Insurance Company............................................11
   Columbus Life Insurance Company Separate Account 1.........................11
   Sub-Account Investment Options.............................................12
   Voting Rights..............................................................15
   Fixed Account..............................................................15

POLICY CHARGES................................................................16
   Premium Expense Charge.....................................................16
   State Tax Charge...........................................................17
   Cost of Insurance Charge...................................................17
   Per $1,000 Charge..........................................................18
   Per Policy Charge..........................................................19
   Mortality and Expense Risk Charge..........................................19
   Rider Charges..............................................................19
   Surrender Charge...........................................................20
   Transfer Fee...............................................................21
   Withdrawal Fee.............................................................21
   Administrative Fee.........................................................21

GENERAL DESCRIPTION OF THE POLICIES...........................................22
   Who Can Purchase a Policy..................................................22
   Allocation of Net Premiums and Transfers Among Investment Options..........22
   Market Timing..............................................................23
   Dollar Cost Averaging Program..............................................24
   Automatic Rebalancing Program..............................................24
   Rider Benefits.............................................................25
   Conversion and Policy Split Option.........................................27
   Policy Changes.............................................................27
   Assignment of Policy.......................................................28
   Contestability.............................................................28

PREMIUMS......................................................................29
   Premium Payments...........................................................29
   Planned Premium............................................................29
   Net Premium................................................................30
   Target Premium.............................................................30
   Term No-Lapse Guarantee Premium............................................30

DEATH BENEFIT.................................................................31
   Death Benefit..............................................................31
   Table Of Death Benefit Factors And Example Of Death Benefit Calculation....32
   Suicide Exclusion..........................................................33
   Effective Date of Coverage and Temporary Insurance.........................33
   Changes to Coverage........................................................34
   Extended Coverage Period...................................................34
   Payment Options............................................................35

POLICY VALUES AND VALUATION...................................................36
   Account Value..............................................................36
   Net Cash Surrender Value...................................................36
   Valuation of the Sub-Accounts..............................................36

SURRENDER AND PARTIAL WITHDRAWALS.............................................38
   Surrender..................................................................38
   Partial Withdrawals........................................................38
   Canceling the Policy Without Penalty.......................................38
   Delay in Payment...........................................................39

LOANS.........................................................................40

LAPSE AND REINSTATEMENT.......................................................41

TAXES.........................................................................42
   Tax Status of Policy.......................................................42
   Modified Endowment Contract................................................42
   Tax Consequences of Withdrawals and Loans..................................43
   Accelerated Death Benefits.................................................43
   Extended Coverage..........................................................44
   Policy Split Option........................................................44
   Tax Consequences on Insured's Death........................................44
   Death of Owner Who is Not the Insured......................................44
   Transfers..................................................................44
   Federal Estate and Gift Tax................................................45
   Corporate and Qualified Retirement Plan Ownership..........................45
   Withholding................................................................45

LEGAL PROCEEDINGS.............................................................46

FINANCIAL STATEMENTS..........................................................46

TERMINOLOGY INDEX.............................................................47

STATEMENT OF ADDITIONAL INFORMATION...........................................50

PERSONALIZED ILLUSTRATION.....................................................50

CONTACT US....................................................................50

RISK/BENEFIT SUMMARY

POLICY BENEFITS

The policy provides life insurance coverage on the lives of two insured persons until the younger insured's age 100, so long as you do not surrender the policy or allow it to lapse. The death benefit is payable on the death of the second insured to die. You have a choice of two death benefit options. The face amount option is less costly and allows you to focus on building a higher cash value. The face amount plus account value option allows you to focus on building a higher death benefit, but because it is more costly, your cash value will be less than under the face amount option. With either option, the death benefit will not be less than the "corridor" death benefit amount required by federal tax law. See the Death Benefit section of this prospectus.

Because this is a variable policy, you will invest the cash value of the policy in the available underlying funds. A fixed account option, guaranteed by Columbus Life, is also available. See the Sub-Account Investment Options and Fixed Account sections of this prospectus. You will have access to the cash value of the policy through withdrawals and loans, subject to certain restrictions. See the Surrender, Partial Withdrawals, and Loans sections of this prospectus.

The base policy includes a no-lapse guarantee which assures that your policy will not lapse during the first 20 policy years (or until the younger insured's age 90, if earlier) so long as you pay a minimum amount of premium that we specify. Policy years are years measured from the date we issue the policy. See the Term No-Lapse Guarantee Premium section of this prospectus. In addition, if your policy is in force on the policy anniversary when the younger insured is (or would have been) age 100 (and you have a positive net cash surrender value), your policy will continue with a death benefit equal to the net cash surrender value until you surrender it or until the death of the second insured. A policy anniversary is a yearly anniversary of the date we issue the policy. See the Extended Coverage section of this prospectus.

Additional benefits may be available by rider. See the Riders section of this prospectus.

You have a right to examine the policy when you receive it. If you are not satisfied, you may return the policy to us or to one of our agents within 10 days, without incurring any charges. In most states, however, you will bear the risk of investment gain or loss during this period. See the Canceling the Policy Without Penalty section of this prospectus.

POLICY RISKS

There are risks of investing in a variable universal life policy. You bear the risk that the investment options you select will not perform well. In other words, you bear the entire risk of loss of principal and earnings on amounts invested in the sub-accounts. And, if your policy does not perform well you may have to make higher than planned premium payments to cover the monthly policy charges. If you do not pay enough premium, you bear the risk that your policy will lapse. See the Lapse and Reinstatement section of this prospectus.

Variable universal life is not suitable as a short-term savings vehicle. Successful investment in the sub-accounts may depend on long-term investing. See the Investment Options section of this prospectus. In addition, a surrender charge applies if the policy terminates during the first twelve policy years. See the Surrender Charge section of this prospectus.

Although you have access to the cash value of the policy through withdrawals, you may not withdraw an amount of cash that would cause the face amount of the policy to fall below $250,000. This situation could occur if the withdrawal would cause a change in the net amount at risk of the policy. See the Partial Withdrawals section of this prospectus.

There is a possibility of adverse tax consequences. A policy could fail to qualify as life insurance if coverage extends beyond the younger insured's age 100, or if excessive premiums are paid into the policy. We monitor premium payments and will generally reject any premium that would cause a policy to fail to qualify as life insurance. Alternatively, your policy could be treated as a "modified endowment contract". Withdrawals and loans are generally subject to income tax (to the extent of the gain in the contract) if the policy is a modified endowment contract, and a 10% federal tax penalty may apply to distributions, including loans. We will notify you if your policy has become a modified endowment contract. See the Taxes section of this prospectus. You should consult a qualified tax advisor about the tax consequences of owning a policy.

FUND COMPANY RISKS

A comprehensive discussion of the risks of investing in each fund is included in the fund company prospectuses. Some funds involve more risk than other funds. Please discuss these risks with your registered representative.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE PREMIUM PAYMENTS, MAKE WITHDRAWALS OR SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


----------------------------------------------------------------------------------------------------
                                         TRANSACTION FEES

----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
-------------------------- ------------------------ ----------------------- ------------------------
Premium Expense Charge*    Receipt of premium       7.50% of each premium   6.50% of each premium
-------------------------- ------------------------ ----------------------- ------------------------
State Tax Charge**         Receipt of premium       3.50% of each premium   1.40%  to 3.50% of
                                                                            each premium
-------------------------- ------------------------ ----------------------- ------------------------
Surrender Charge***        Full surrender or        $36.51 per $1,000 of    $36.51 per $1,000 of
                           lapse during first 12    initial face amount     initial face amount
                           policy years
-------------------------- ------------------------ ----------------------- ------------------------
Withdrawal Fee             Each withdrawal after    $50 per withdrawal      $50 per withdrawal
                           the first in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------
Transfer Fee               Each transfer from a     $10 per transfer        $10 per transfer
                           sub-account after the
                           twelfth in a policy
                           year

-------------------------- ------------------------ ----------------------- ------------------------
Administrative Fee         Each request under the   $150 per request        $150 per request
                           Estate Tax Repeal
                           Rider, Accelerated
                           Death Benefit Rider,
                           and Accelerated Death
                           Benefit Plus Rider
-------------------------- ------------------------ ----------------------- ------------------------
Net Interest Rate for      Accrues on outstanding   1% per annum of         1% per annum of
Policy Loans****           indebtedness daily       outstanding             outstanding
                                                    indebtedness            indebtedness
-------------------------- ------------------------ ----------------------- ------------------------

*Rates decline over a period of years and with higher premium payments. See the Premium Expense Charge section of this prospectus.

**We charge the actual state tax charge rate for the state of your residence, as a percent of each premium. See the State Tax Charge section of this prospectus.

***The maximum initial surrender charge for a particular policy varies by individual characteristics. Surrender charges for all policies are level for the first five policy years and then decline over the next seven policy years, and disappear completely in the thirteenth policy year. See the Surrender Charge section of this prospectus.

****The net interest rate is the difference between the rate we charge on policy loans and the rate we credit on the loan account. If indebtedness is not repaid, it will be deducted from the account value upon termination of the policy; or, if indebtedness is outstanding at the time of the second insured's death, it will be deducted from the death benefit. See the Loans section of this prospectus.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND COMPANY FEES AND EXPENSES.

----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                 THAT DO NOT DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSUREDS
----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
                                                    (ON AN ANNUAL BASIS)    (ON AN ANNUAL BASIS)
-------------------------- ------------------------ ----------------------- ------------------------
Per Policy Charge          Monthly                  $108.00 flat fee        $90.00 flat fee
-------------------------- ------------------------ ----------------------- ------------------------
Mortality & Expense Risk   Monthly                  0.90% of variable       0.70% of variable
Charge*                                             account value           account value
-------------------------- ------------------------ ----------------------- ------------------------

* Rates can decline in year 13 depending on variable account value band. See the Mortality and Expense Risk Charge section of this prospectus.



----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                   THAT DO DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSUREDS
----------------------------------------------------------------------------------------------------
CHARGE                WHEN CHARGE IS      MAXIMUM CHARGE     MINIMUM             ANNUAL CHARGE FOR
                      DEDUCTED            (ON AN ANNUAL      CHARGE*             TWO 64-YEAR OLD
                                          BASIS)             (ON AN ANNUAL       STANDARD
                                                             BASIS)              NON-TOBACCO USER
                                                                                 INSUREDS, ONE
                                                                                 MALE, ONE FEMALE**

--------------------- ------------------- ------------------ ------------------- -------------------
Cost of Insurance     Monthly                 $1,000.00           $0.0003              $0.01
Charge***
                                              per $1,000 of net amount at risk attributable to
                                                           base policy face amount
--------------------- ------------------- ------------------ ------------------- -------------------
Per $1,000 Charge***  Monthly                   $2.70              $0.72               $1.44

                                                per $1,000 of initial base policy face amount
----------------------------------------------------------------------------------------------------
Optional Rider  Charges***
--------------------- ------------------- ------------------ ------------------- -------------------
   Last Survivor
   Additional Life
   Rider
--------------------- ------------------- ------------------ ------------------- -------------------
     -- Per $1,000    Monthly                   $0.41              $0.00               $0.00

                                           per $1,000 of initial additional life rider face amount
--------------------- ------------------- ------------------ ------------------- -------------------
     -- COI           Monthly                 $1,000.00           $0.0002              $0.008

                                              per $1,000 of net amount at risk attributable to
                                                      additional life rider face amount

--------------------- ------------------- ------------------ ------------------- -------------------
   Extended           Monthly                   $0.12              $0.12               $0.12
   No-Lapse
   Guarantee Rider
   -- COI

                                                 per $1,000 of base policy face amount plus
                                                      additional life rider face amount

--------------------- ------------------- ----------------------------------------------------------
   Extended           Monthly from         Increases uniformly from $13.56 at age 90 to $135.00 at
   Coverage Benefit   younger insured's                            age 99
   Rider -- COI       age 90 to age 99

                                                     per $1,000 of rider amount at risk
--------------------- ------------------- ----------------------------------------------------------
   Other Insured      Monthly                  $378.72             $0.84            Charge for a
   Rider -- COI                                                                   64-year-old male
                                                                                      standard
                                                                                  non-tobacco user
                                                                                  insured: $17.04

                                                 per $1,000 of other insured benefit amount
--------------------- ------------------- ----------------------------------------------------------

*Minimum charges shown are for insured(s) that pose the least risk to us, and are for the first policy year only. Most cost of insurance charges increase significantly each year.

**Charge shown is charge at issue. Most cost of insurance charges increase each year as the insureds age, subject to the maximum charges shown.

***Most cost of insurance ("COI") charges and per $1,000 ("Per $1,000") charges vary based on individual characteristics. Minimum and maximum charges shown may not be representative of the charges that particular policy owners will pay. Maximum charges for substandard risk classes may be higher than those shown. You may obtain more information from your registered representative about cost of insurance charges and per $1,000 charges that would apply to your policy.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS INCLUDED IN THE PROSPECTUS FOR EACH FUND.

------------------------------------------------------------ --------------- ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            Minimum         Maximum
(expenses that are deducted from fund assets, including
fees, distribution and/or services fees, and other
expenses)
------------------------------------------------------------ --------------- ---------------

                                                                 0.29%           2.22%
------------------------------------------------------------ --------------- ---------------

The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2003.

If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.29% and 1.83% respectively. The expense reimbursement and fee waiver arrangement reflected in the maximum is voluntary and may be terminated at any time.

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS

COLUMBUS LIFE INSURANCE COMPANY

The Depositor is Columbus Life Insurance Company (Columbus Life), 400 East Fourth Street, Cincinnati, OH 45202.

COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

The Registrant is Columbus Life Insurance Company Separate Account 1 (Separate Account 1). Separate Account 1 holds the investments allocated to the sub-accounts by policy owners. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each sub-account in an underlying fund.

Each sub-account buys shares of a fund at net asset value without a sales charge. Each sub-account reinvests dividends and capital gains distributions from a fund in the shares of that fund at net asset value without a sales charge. Each sub-account redeems fund shares attributable to a policy at net asset value to the extent necessary to make payment of death proceeds or other payments under the policy.

The income, gains, and losses credited to, or charged against, Separate Account 1 reflect Separate Account 1's own investment experience and not the investment experience of Columbus Life's other assets. The assets of Separate Account 1 may not be used to pay any liabilities of Columbus Life other than those arising from the policies. Columbus Life is obligated to pay all amounts guaranteed under the policies.

As required by the National Association of Insurance Commissioner's Variable Life Insurance Model Regulation, following is a statement of the net investment return of Separate Account 1 for each of the last ten years or such lesser period as Separate Account 1 has been in existence.

------------------------- -------------- -------------- -------------- -------------- -------------

Year                          1999           2000           2001           2002           2003
------------------------- -------------- -------------- -------------- -------------- -------------
Net Investment Return         0.16%          9.70%          2.80%          1.99%         1.47%

------------------------- -------------- -------------- -------------- -------------- -------------

The net investment return of Separate Account 1 is not representative of the investment return of any particular sub-account or any policy. The investment return for any particular policy will depend on the sub-accounts selected and the performance of those sub-accounts.

SUB-ACCOUNT INVESTMENT OPTIONS

The funds listed on the next two pages are the sub-account investment options under this policy.

The fund advisors and sub-advisors do not guarantee that the funds will meet their investment objectives. More complete information about each fund, including information about its risks, performance and other investment strategies, is included in the prospectus of the fund. You may obtain copies of fund prospectuses from your registered representative, or from us by calling 1-800-677-9595. You may also access fund prospectuses on our website at www.columbuslife.com under "Explore Our Products". Please read each prospectus carefully before you make decisions about your investment options.

A fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The funds in which the sub-accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a fund, such as implementation of investment policies, fund expenses and the size of the fund. In addition, the investment return of your policy will be less than the investment return of funds you select because you will pay policy charges.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the funds.



----------------------------------------------------------- ---------------------- ------------------------------------------
                                                              TYPE                   ADVISOR/SUB-ADVISOR*
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

-----------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Basic Value Fund - Series II                    Large Cap Value
                                                                                   A I M ADVISORS, INC.


----------------------------------------------------------- ----------------------
   AIM V.I. Capital Appreciation Fund - Series II           Mid Cap Growth
----------------------------------------------------------- ----------------------
   AIM V.I. Growth Fund - Series II                         Large Cap Growth
----------------------------------------------------------- ----------------------
   AIM V.I. Premier Equity Fund - Series II                 Large Cap Blend
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
-----------------------------------------------------------------------------------------------------------------------------
   Fidelity(R)VIP Equity-Income Portfolio - Service Class 2  Large Cap Value
----------------------------------------------------------- ----------------------
                                                                                   FIDELITY MANAGEMENT & RESEARCH COMPANY

----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2    Flexible Investment
                                                                        Strategy
----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Growth & Income Portfolio - Service        Large Cap Blend
   Class 2
----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Growth Portfolio - Service Class 2         Large Cap Growth
----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Asset ManagerSM Portfolio - Service        Balanced
   Class 2
----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Balanced Portfolio - Service Class 2       Balanced
----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Mid Cap Portfolio - Service Class 2        Mid Cap Growth
----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Money Market Portfolio - Initial Class     Money Market
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------- ---------------------- ------------------------------------------
   Franklin Growth and Income Securities Fund - Class 2     Large Cap Value

                                                                                   FRANKLIN ADVISORS, INC..

----------------------------------------------------------- ----------------------
   Franklin Income Securities Fund - Class 2                Balanced
----------------------------------------------------------- ----------------------
   Franklin U.S. Government Fund - Class 2                  Fixed Income - Gov't
----------------------------------------------------------- ----------------------
   Franklin Large Cap Growth Securities Fund - Class 2      Large Cap Growth
----------------------------------------------------------- ---------------------- ------------------------------------------
   Templeton Foreign Securities Fund - Class 2              International Equity   TEMPLETON INVESTMENT COUNSEL, LLC
----------------------------------------------------------- ---------------------- ------------------------------------------
   Templeton Growth Securities Fund - Class 2               Global Equity          TEMPLETON GLOBAL ADVISORS LIMITED
----------------------------------------------------------- ---------------------- ------------------------------------------
   Mutual Shares Securities Fund - Class 2                  Mid Cap Value          FRANKLIN MUTUAL ADVISERS, LLC
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio - Service Shares    Mid Cap Growth
----------------------------------------------------------- ----------------------
                                                                                   JANUS CAPITAL MANAGEMENT LLC

----------------------------------------------------------- ----------------------
   Janus Aspen Capital Appreciation Portfolio - Service     Large Cap Growth
   Shares
----------------------------------------------------------- ----------------------
   Janus Aspen Worldwide Growth Portfolio - Service Shares  Global Equity
-----------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES II TRUST
-----------------------------------------------------------------------------------------------------------------------------

   J.P. Morgan Mid Cap Value Portfolio                      Mid Cap Value          J.P. MORGAN INVESTMENT MANAGEMENT INC.

-----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
-----------------------------------------------------------------------------------------------------------------------------
   MFS(R)Capital Opportunities Series - Service Class        Large Cap Blend

                                                                                   MASSACHUSETTS FINANCIAL SERVICES COMPANY

----------------------------------------------------------- ----------------------
   MFS(R)Emerging Growth Series - Service Class              Large Cap Growth
----------------------------------------------------------- ----------------------
   MFS(R)Mid Cap Growth Series - Service Class               Mid Cap Growth
----------------------------------------------------------- ----------------------
   MFS(R)New Discovery Series - Service Class                Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Aggressive Growth Fund/VA - Service Class    Mid Cap Growth
----------------------------------------------------------- ----------------------
                                                                                   OPPENHEIMERFUNDS, INC.

----------------------------------------------------------- ----------------------
   Oppenheimer Strategic Bond Fund/VA - Service Class       Multi-Sector Bond
-----------------------------------------------------------------------------------------------------------------------------
(OPPENHEIMER) PANORAMA SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Growth Fund/VA - Service       International Equity   OPPENHEIMERFUNDS, INC.
   Class

----------------------------------------------------------- ---------------------- ------------------------------------------
                                       13



----------------------------------------------------------- ---------------------- --------------------------------------------
                                                              TYPE                   ADVISOR/SUB-ADVISOR*
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund - Class IB              Large Cap Value
----------------------------------------------------------- ----------------------
                                                                                   PUTNAM INVESTMENT MANAGEMENT, LLC
----------------------------------------------------------- ----------------------
   Putnam VT International Equity Fund - Class IB           International Equity
----------------------------------------------------------- ----------------------
   Putnam VT New Opportunities Fund - Class IB              Large Cap Growth
----------------------------------------------------------- ----------------------
   Putnam VT Small Cap Value Fund - Class IB                Small Cap Value
----------------------------------------------------------- ----------------------

   Putnam VT Voyager Fund - Class IB                        Large Cap Growth

-------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
   Scudder VIT EAFE(R)Equity Index Fund - Class A            International Equity
----------------------------------------------------------- ----------------------
                                                                                   DEUTSCHE ASSET MANAGEMENT, INC.
                                                                                   SUB-ADVISOR: NORTHERN TRUST INVESTMENTS,
                                                                                   INC.

----------------------------------------------------------- ----------------------
   Scudder VIT Equity 500 Index Fund - Class A              Large Cap Blend
----------------------------------------------------------- ----------------------
   Scudder VIT Small Cap Index Fund - Class A               Small Cap Blend
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
-------------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Series I Bond Portfolio - Class A       Fixed Income - Corp    DEUTSCHE INVESTMENT MANAGEMENT AMERICAS,
                                                                                   INC.
-------------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST*
-------------------------------------------------------------------------------------------------------------------------------
   Touchstone Baron Small Cap Fund                          Small Cap Growth       BAMCO, INC.
----------------------------------------------------------- ---------------------- --------------------------------------------

   Touchstone Emerging Growth Fund                          Small to Mid Cap       TCW INVESTMENT MANAGEMENT COMPANY;
                                                            Blend                  WESTFIELD CAPITAL MANAGEMENT COMPANY, INC.
----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone Third Avenue Value Fund                       Small Cap Value        THIRD AVENUE MANAGEMENT LLC
----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone Eagle Capital Appreciation Fund 1             Large Cap Growth       EAGLE ASSET MANAGEMENT, INC.
----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone Enhanced Dividend 30 Fund 2                   Large Cap Blend        TODD INVESTMENT ADVISORS, INC.

----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone Value Plus Fund                               Large Cap Value        FORT WASHINGTON INVESTMENT ADVISORS, INC.
----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone Growth & Income Fund                          Large Cap Value        DEUTSCHE INVESTMENT MANAGEMENT AMERICAS
                                                                                   INC.
----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone Balanced Fund                                 Balanced               OPCAP ADVISORS, INC.
----------------------------------------------------------- ---------------------- --------------------------------------------
   Touchstone High Yield Fund                               Fixed Income - Hi
                                                            Yield
                                                                                   FORT WASHINGTON INVESTMENT ADVISORS, INC.
----------------------------------------------------------- ----------------------

   Touchstone Core Bond Fund                                Fixed Income - Corp

----------------------------------------------------------- ----------------------
   Touchstone Money Market Fund                             Money Market
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

-------------------------------------------------------------------------------------------------------------------------------

   Van Kampen LIT Comstock Portfolio - Class II             Large Cap Value
                                                                                   VAN KAMPEN ASSET MANAGEMENT


----------------------------------------------------------- ----------------------
   Van Kampen LIT Emerging Growth Portfolio - Class II      Large Cap Growth
----------------------------------------------------------- ---------------------- --------------------------------------------
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   Van Kampen UIF Emerging Markets Equity Portfolio -       International Equity   MORGAN STANLEY INVESTMENT MANAGEMENT, DBA
   Class II                                                                        VAN KAMPEN


----------------------------------------------------------- ---------------------- --------------------------------------------


*The advisor listed for each of the Touchstone Variable Series Trust funds is a sub-advisor to Touchstone Advisors, Inc.
1 Formerly Touchstone Large Cap Growth Fund.
2 Formerly Touchstone Enhanced 30 Fund.



Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life. Touchstone Variable Series Trust is also an affiliate of Columbus Life.

VOTING RIGHTS

Separate Account 1 is entitled to vote the fund shares it holds at any meeting of shareholders of the funds. If you had an interest in a sub-account on the record date for a shareholder vote, we will ask you for voting instructions. We will vote the number of fund shares represented by your interest in the sub-account according to your instructions.

If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may disregard voting instructions to the extent permitted or required by law. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

FIXED ACCOUNT

The fixed account is an investment option under the policy.

Amounts allocated to the fixed account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts allocated to the fixed account become part of Columbus Life's general account assets. The general account contains all of Columbus Life's assets other than those in Columbus Life separate accounts. General account assets support Columbus Life's annuity and insurance obligations and are subject to the general liabilities of Columbus Life.

POLICY CHARGES

We assess charges to support the operation of your policy and Separate Account
1. We deduct some charges from your premium payments and others from your account value. When we deduct charges from your account value, we deduct them pro rata from the sub-accounts and fixed account in which your account value is invested unless you have instructed us to deduct these charges from a specific sub-account or the fixed account. The purpose of a charge is explained in the description of each charge below. We pay the state tax charge to the state of your residence. We pay federal taxes due to the Internal Revenue Service. We pay distribution expenses to Touchstone Securities, Inc. and other broker-dealers. We retain charges that pay for administrative expenses to offset our internal and external operating costs associated with the policies. We retain charges that compensate us for risks we assume under the policies.

In addition, the funds pay management fees and expenses, and in some cases distribution fees, which are deducted from fund assets. These charges to the funds are reflected in the daily net asset values of the funds and in the sub-account accumulation unit values. Fund company fees and expenses are described in more detail in the fund prospectuses. Fund distribution fees are paid to Columbus Life and other insurance companies or their distributors.

                                 PREMIUM CHARGES

PREMIUM EXPENSE CHARGE

The premium expense charge partially covers our distribution expenses and federal taxes associated with the policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the premium expense charge is determined by multiplying the applicable premium expense charge rate(s) by the premium (or proportionate part thereof).


---------------------------------------------------    ------------------------------------------------

       CURRENT PREMIUM EXPENSE CHARGE RATES                 MAXIMUM PREMIUM EXPENSE CHARGE RATES

---------------------------------------------------    ------------------------------------------------
                FOR PREMIUM        FOR PREMIUM                                           FOR PREMIUM
               RECEIVED IN A      RECEIVED IN A                     FOR PREMIUM        RECEIVED IN A
              POLICY YEAR UP      POLICY YEAR IN                   RECEIVED IN A      POLICY YEAR IN
  POLICY            TO              EXCESS OF           POLICY   POLICY YEAR UP TO       EXCESS OF
   YEAR       TARGET PREMIUM      TARGET PREMIUM         YEAR      TARGET PREMIUM     TARGET PREMIUM
   ----       --------------      --------------         ----      --------------     --------------
   1-12             6.50%              3.25%             1-12            7.50%               4.25%
    13+             2.50%              1.75%             13+             3.50%               2.75%
------------ ------------------ -------------------    --------- ------------------- ------------------

At our option, we may charge rates different than the current rates shown above. However, the premium expense charge rates are guaranteed to be no more than the maximum rates shown above.

STATE TAX CHARGE

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.4% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the state tax charge is determined by multiplying the state tax charge rate for your state times the premium.

                             MONTHLY POLICY CHARGES

We deduct monthly policy charges on each monthly anniversary day. A monthly anniversary day is the day we issue the policy and each monthly anniversary of that date. Monthly policy charges are deducted from your account value.

COST OF INSURANCE CHARGE

The cost of insurance charge compensates us for the insurance risk we assume under the base policy. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the net amount at risk for the policy on the monthly anniversary day.

The net amount at risk for the policy is the amount of the death benefit for which we are at risk. The net amount at risk on any monthly anniversary day is equal to:

     (a)  The death benefit plus indebtedness, divided by 1.0024663; minus
     (b) The account value after deduction of monthly policy charges, other than the cost of insurance charge, on that monthly anniversary day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of each insured as of the date we issue the policy. The maximum rate is different for each policy year. Generally, the maximum rate increases each year over the life of a policy due to the increasing ages of the insureds. The maximum rates for your policy are shown in your policy. We may change these maximum rates if your policy terminates and is later reinstated. The maximum monthly rate for any policy is $83.333333 per $1,000 of net amount at risk. We may charge current cost of insurance rates that are less than the maximum rates shown in your policy. Your overall cost of insurance charges will be lower if a portion of your death benefit is provided under the Last Survivor Additional Life Rider.

PER $1,000 CHARGE

The per $1,000 charge partially compensates us for issuing and distributing the policy. The amount of the per $1,000 charge is determined by multiplying the per $1,000 charge rate times the face amount. If the face amount is increased or decreased we will continue to calculate the per $1,000 charge as if the increase or decrease had not occurred.

The per $1,000 charge rate depends on the age, sex and risk class of each insured as of the date we issue the policy. The maximum monthly per $1,000 charge rate we may charge is $0.22500 per $1,000 of initial base policy face amount. The per $1,000 charge rate for your policy will be shown in your policy.

This per $1,000 charge does not apply to additional life rider specified amount.

PER POLICY CHARGE

The per policy charge partially compensates us for administering the policy. The maximum per policy charge is $9.00 per month. The current per policy charge is $7.50 per month. The per policy charge is the same for all policies. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the policy. We assume a mortality risk that the insureds will not live as long as we expect and therefore the amount of the death benefit we pay under the policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the policy will be greater than we expect. The amount of the mortality and expense risk charge is determined by multiplying the current applicable mortality and expense risk charge rate from the table below (expressed as a monthly rate) times the variable account value on the monthly anniversary day. The variable account value is the value of your investment in the sub-accounts.


------------ ------------------------ ------------------------------ -------------------------------
              VARIABLE ACCOUNT VALUE   CURRENT ANNUAL MORTALITY AND    MAXIMUM ANNUAL MORTALITY AND
 POLICY YEAR           BAND              EXPENSE RISK CHARGE RATE        EXPENSE RISK CHARGE RATE
 -----------           ----              ------------------------        ------------------------
  1 - 12           All Amounts                    0.70%                          0.90%

   13 +            0 - $25,000                    0.70%                          0.90%
                $25,001 - $50,000                 0.45%                          0.65%
               $50,001 - $250,000                 0.20%                          0.40%
                   $250,001 +                     0.10%                          0.30%
------------ ------------------------ ------------------------------ -------------------------------

At our option, we may charge rates different than the current rates shown. However, the mortality and expense risk charge rates are guaranteed to be no more than the maximum rates shown.

RIDER CHARGES

For any optional rider you add to your policy, there will be a cost of insurance charge and/or a per $1,000 charge. The rider charge will be determined on each monthly anniversary day that the charge applies. The rider charge rates will be shown in your policy. See the Rider Benefits section of this prospectus.

                               TRANSACTION CHARGES

SURRENDER CHARGE

The surrender charge partially compensates us for issuing and distributing the policy. During the first 12 policy years, a surrender charge will be deducted from your account value if your policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the policy in force. Surrender charges vary depending on ages and risk classes of the insureds when the policy is issued. Surrender charge amounts are determined when we issue the policy and do not change even if there are policy changes.

The maximum surrender charges for any policy (shown as a percentage of initial annual target premium for the base policy) are shown in the table below. The maximum target premium for any policy is $42.78 per $1,000 of face amount.

------------------- ----------- ------------ ----------- ----------- ------------ -----------
POLICY YEAR             1            2           3           4            5           6
------------------- ----------- ------------ ----------- ----------- ------------ -----------
MAXIMUM SURRENDER
CHARGE RATE           143.5%      143.5%       143.5%      143.5%      143.5%       141.9%
------------------- ----------- ------------ ----------- ----------- ------------ -----------

------------------- ----------- ------------ ----------- ----------- ------------ -----------
POLICY YEAR             7            8           9           10          11           12
------------------- ----------- ------------ ----------- ----------- ------------ -----------
MAXIMUM SURRENDER
CHARGE RATE           122.8%      103.6%       84.5%       65.4%        45.8%       21.9%
------------------- ----------- ------------ ----------- ----------- ------------ -----------

For older issue ages, the initial surrender charge would be less than 143.5% of target premium. The surrender charge remains at the initial level during the first five policy years. During policy years six through ten, the surrender charge reduces uniformly each month, reaching 1/3 of its initial value by the end of the tenth policy year. During policy years 11 and 12, it decreases at an accelerated rate and disappears by the end of year 12. Your policy will show the surrender charge amounts, in dollars, that we would charge if you surrendered your policy in any month during the first 12 policy years.

This charge does not apply to additional life rider specified amount.

TRANSFER FEE

We charge $10 per transfer for each transfer from a sub-account after the twelfth in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

WITHDRAWAL FEE

We charge $50 per withdrawal for each withdrawal after the first in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

ADMINISTRATIVE FEE

We may charge an administrative fee of up to $150 to process a request under certain riders that are automatically added to your policy. See the Rider Benefits section of this prospectus.

GENERAL DESCRIPTION OF THE POLICIES

The policy is a flexible premium survivorship variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends. The policy is a contract between you (the owner or joint owners) and Columbus Life. The owner has all rights under the policy subject to any assignment and to the rights of an irrevocable beneficiary to consent to a change of beneficiary. If there are joint owners, both joint owners must consent in writing to the exercise of any rights under the policy.

The policy provides life insurance coverage on the lives of two insured persons (the insureds). The death benefit is payable on the second death to the person or persons you designate (the beneficiary(ies)).

WHO CAN PURCHASE A POLICY

You can apply for a policy by contacting your insurance agent/financial representative. We will not issue a policy unless at least one of the insureds meets our underwriting standards. We will also not issue a policy that insures a person who will be over 90 years of age on the date we approve the application, and one insured must be 85 years of age or less on the date we approve the application. No insured may be under 20 years of age on the date we approve the application.

When we review an application for a policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed insureds' lives. Factors bearing on insurance risk include the proposed insureds' occupations; avocations; medical histories including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record. After we evaluate this information, we place each insured in a risk class. The risk classes we currently use are preferred non-tobacco user; preferred tobacco user; standard non-tobacco user; standard tobacco user; and various "substandard" classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by policy depending on the combined risk classes of the insureds, as well as on their ages and sexes.

ALLOCATION OF NET PREMIUMS AND TRANSFERS AMONG INVESTMENT OPTIONS

You allocate your net premiums by specifying on your application the percentage of your net premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the net premium based on the most recent allocation instructions we have received from you.

After the initial premium has been allocated, or after your free look period, if later, you can transfer your account value among the sub-accounts or from the sub-accounts to the fixed account up to 12 times per policy year without charge. Each transfer must be at least $250 or the total value of the sub-account, if less than $250. We will charge you $10 for each additional transfer either among the sub-accounts or from the sub-accounts to the fixed account. You are also permitted to make 1 transfer from the fixed account per policy year. There is no charge for this transfer. The minimum transfer from the fixed account is $250. In the first 4 policy years, you cannot transfer more than 25% of your interest in the fixed account in a policy year.

The above transfer rules do not apply to dollar cost averaging transfers or automatic rebalancing transfers. All transfers requested on the same day will be considered a single transfer for purposes of these rules and transfer charges.

The rules below determine the valuation date on which we process a transaction. (Transactions are always processed at the accumulation unit value determined on the night of the valuation date on which we process the transaction, i.e., the "next-determined value". See the Valuation of the Sub-Accounts section of this prospectus for information about valuation.)

     - If we receive your premium payment or transfer instructions in good order on a valuation date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that valuation date.
     -    If not, we will process the transaction on the next valuation date.
     - Your initial premium payment will be allocated to a money market sub-account on the date we issue the policy (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to a money market sub-account.

In addition, we reserve the right to deposit premium in a money market sub-account for the duration of the free look period if such period exceeds 15 days.

The minimum allocation or transfer to a single investment option is 1% of the amount allocated or transferred. All allocations or transfers to a single investment option must be in whole percentages.

If we accept premium payments for you from an employer or an employer plan, we will apply the premium to your policy according to our allocation rules as of the date we receive it in our office from your employer or employer plan.

MARKET TIMING

Market timing transfers can disrupt an underlying fund's ability to process transactions, which may disadvantage other policy owners. To avoid this, we can modify the transfer rights of policy owners engaged in market timing activity that is deemed to be disruptive. This may include requiring all transfer requests to be made in writing and mailed to our post office box. In addition, we may refuse to honor a particular transfer request if a fund refuses to accept it under its own trading rules.

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals by transferring amounts at regular intervals from a sub-account we designate, or from the fixed account, to the sub-accounts you select. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high because you will be investing during both up and down markets. You should also consider your financial ability to maintain a consistent level of investment over time.

You may instruct us to make regular transfers of:

     -    A specific dollar amount
     - A specific percentage of the source account (or a pro rata portion until source of funds is depleted)
     -    Earnings in the source account

You select the number (or duration), frequency and timing of your transfers, subject to the following rules:

     -    Dollar cost averaging transfers must continue for at least 12 months;
     -    Each transfer must be at least $100; and
     - The allocation to each sub-account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for dollar cost averaging transfers.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your account to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, we will complete the transfers you previously requested.

AUTOMATIC REBALANCING PROGRAM

Automatic rebalancing of assets among sub-accounts and the fixed account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. Automatic rebalancing may not be available if dollar cost averaging is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for automatic rebalancing transfers.

RIDER BENEFITS

Certain riders are automatically issued with your policy, subject to certain issue age limits and underwriting requirements. There is no additional cost of insurance charge for these riders. These riders are:

o The ESTATE PROTECTION BENEFIT RIDER. This rider provides additional term insurance during the first four policy years in an amount equal to 125% of the face amount of the policy.

o The ESTATE TAX REPEAL RIDER. This rider provides a waiver of surrender charge on a full surrender or policy split during a one-year option period triggered by a full and permanent repeal of the federal estate tax being effective in 2010. In order to be eligible to exercise the option you must have paid an amount of premium, as of each policy anniversary up to the date the option period begins, equal to 70% of the cumulative amount of target premium for the policy through that policy anniversary. Specific rider terms and conditions apply, and may vary by state. We may charge an administrative fee not to exceed $150 to process a request under this rider. We will waive the charge if the proceeds are used to purchase an annuity issued by Columbus Life or one of its affiliated life insurance companies.

o The ACCELERATED DEATH BENEFIT RIDER, or the ACCELERATED DEATH BENEFIT PLUS RIDER, if approved in your state. This rider gives you access to a portion of the death benefit of the policy in the form of an advance after the death of the first insured and after the second insured has been diagnosed with a terminal illness, or under the Accelerated Death Benefit Plus Rider, after the second insured has been diagnosed with a terminal illness or critical illness, or has been confined to a nursing home. Specific rider terms and conditions apply, and may vary by state. Interest will be charged on the amount of the advance, and we may charge an administrative fee not to exceed $150 per advance to process an advance.

There are a number of optional insurance benefits that may be available to you by rider for an additional cost. The availability of these riders may be limited by issue age and underwriting requirements. These riders are:

o The LAST SURVIVOR ADDITIONAL LIFE RIDER. This rider provides additional permanent insurance coverage (the "additional life rider face amount") on the lives of the insureds, at a lower cost than the coverage provided under the base policy. The additional life rider face amount will be added to the face amount of the base policy in determining the death benefit. The coverage under this rider will be included in the net amount at risk for the policy and will be charged a monthly cost of insurance charge. The current monthly cost of insurance charge rates for the portion of the net amount at risk that is attributable to this rider will be lower than the current monthly cost of insurance charge rates we charge for the base policy coverage. (We guarantee the rates will never exceed the guaranteed maximum monthly cost of insurance charge rates shown in your policy.) We also charge a monthly per $1,000 charge for this rider not to exceed $0.03378 per $1,000 of additional life rider face amount.

o The EXTENDED NO-LAPSE GUARANTEE RIDER. This rider provides a no-lapse guarantee that begins when the term no-lapse guarantee provision under the policy ends. This no-lapse guarantee terminates on the day before the policy anniversary on which the younger insured is or would have been age
     100. This no-lapse guarantee will have a different minimum monthly premium than the term no-lapse guarantee under the policy, and the minimum premium test will apply from the date we issue the policy. You may have to pay more premium to meet the lifetime no-lapse guarantee minimum premium test than you had to pay to meet the term no-lapse guarantee minimum premium test. Availability of this rider may be limited by the amount of additional life rider face amount you have purchased. The monthly cost for this rider will be $0.01 per $1,000 of face amount (plus any additional life rider face amount), due on each monthly anniversary day beginning when the term no-lapse guarantee under the policy ends.

o The EXTENDED COVERAGE BENEFIT RIDER. This rider replaces the extended coverage provision in the policy, so that on and after the policy anniversary on which the younger insured is or would have been age 100, the amount of the death benefit will be equal to the greater of the face amount (plus any additional life rider face amount) or the cash surrender value, less any indebtedness. The charge for this rider is due on each monthly anniversary day during the ten policy years beginning with the policy anniversary the younger insured is or would have been age 90 and ending with the day before the policy anniversary the younger insured is or would have been age 100. The maximum cost per $1,000 of face amount (plus any additional life rider face amount) increases uniformly from $1.13 at attained age 90 to $11.25 at attained age 99. Maximum costs assume an account value of $0. Actual monthly costs will be lower as the account value approaches face amount (plus any additional life rider face amount), at which point there would be no charge for the rider.

o The OTHER INSURED RIDER. This rider allows you to purchase term insurance on the life of a single insured for a cost of insurance charge that depends on the age, sex and risk class of the other insured on the date the coverage is purchased. Multiple other insureds may be covered under the rider. Other insured coverage terminates on the day before the policy anniversary on which the other insured is age 95. The rider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the policy anniversary on which the other insured is age 85; 2) 60 days after the death of the second insured under the policy; or 3) 60 days after the policy anniversary on which the younger insured is or would have been age 100. This rider has a target premium associated with it. The maximum cost of insurance charge rate is $31.56 per $1,000 of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating.

Riders may not be available in all states and may be subject to age or other issue limitations. Please consult with your insurance agent/registered representative.

CONVERSION AND POLICY SPLIT OPTION

In most states, you may convert the policy to a fixed policy within the first two policy years, or within 60 days of the later of notification of a change in the investment policy of Separate Account 1 or the effective date of such change. In most states, we will transfer all of your variable account value into the fixed account at no charge, and the sub-accounts will no longer be available as investment options. Policy charges will continue to apply. In some states we will convert your policy to a different fixed benefit whole or universal life product offered by us or one of our affiliates.

In most states, you may elect to split the policy into two single life policies within 6 months of the date a final divorce decree of the insureds has been in effect for 6 months or the date of a change in federal tax law resulting in a repeal of the unlimited marital deduction or a 50% reduction in the maximum estate tax bracket. The policy split option is subject to specific conditions of the policy. Further, if the new policies would not be treated as life insurance for federal tax purposes, we can refuse to issue the new policies. See the Taxes section of this prospectus.

POLICY CHANGES

We may make changes to the policy, without prior approvals, in certain circumstances in order to comply with changes in the law. In some states, you have the right to accept or reject certain types of changes. We will notify you of any changes we make to the policy. This notice may be provided in the form of an amended prospectus.

We may adjust policy values and/or proceeds, without prior approval, if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges.

Separate Account 1 is currently operated as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required. We will obtain the approval of the SEC if required.

If applicable rules and regulations change and permit us to vote the shares of a fund directly, we may cease asking policy owners for voting instructions. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change, or if our interpretation thereof changes.

We may add, delete or combine sub-accounts. We may also substitute a new fund or similar investment option for the fund in which a sub-account invests. A deletion or substitution of a fund may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a fund's investment strategies or restrictions, a change in the availability of the fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from policy owners.

We may impose additional tax charges against the sub-account accumulation unit values if additional federal, state or local taxes are imposed on Separate Account 1 or on the policy due to a change in tax laws or regulations.

ASSIGNMENT OF POLICY

You may assign your policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.

CONTESTABILITY

We may contest the validity of coverage under a policy, based on information provided in an application, within two years of the date the coverage became effective. (If you do not notify us of the death of the first insured that occurred during the two-year period, the policy may remain contestable with respect to that insured beyond the two-year period.) In some states, we may be able to contest, at any time, the validity of a policy for fraud. We can deny a claim made under a policy if the terms and conditions of the policy are not satisfied.

PREMIUMS

PREMIUM PAYMENTS

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee. See the Term No-Lapse Guarantee Premium section of this prospectus. Thereafter, you can vary the amount and frequency of your premium payments. However, if you do not pay enough premium to cover the monthly policy charges or, during a no-lapse guarantee period, to meet the no-lapse guarantee premium test, your policy will lapse after the applicable grace period ends. See the Lapse and Reinstatement section of this prospectus.

The minimum amount of any premium payment we will accept is $50 unless you make premium payments through an automatic payment plan. If you make payments through an automatic payment plan, we will accept amounts less than $50. There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the policy would not qualify as life insurance under federal tax laws.

You may give the initial premium payment to your insurance agent/financial representative. You should send subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. As an alternative to mailing payments, we currently offer the following automatic payment plans:

     - Pre-authorized checking or savings account deductions (monthly, quarterly, semi-annually, annually)
     - In some circumstances, employer or employer plan payments (weekly, bi-weekly, monthly)

If you set up an automatic payment plan, you may terminate it at any time. If you set up a pre-authorized checking or savings account payment plan, we require two days notice to change the amount or the timing of the deduction. If payments are made by an employer or employee plan, any changes to the payment plan must be made through the employer.

PLANNED PREMIUM

Planned premium is what you tell us you plan to pay. You may change the amount of your planned premium at any time. If you have not set up an automatic payment plan, we will send you statements indicating when a planned premium payment is due. Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making planned premium payments at various hypothetical levels of sub-account performance. Generally, you would continue to make planned premium payments until the policy anniversary the younger insured is (or would have been) 100 years of age or until the second insured dies, if earlier. It is more likely that your policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your policy will not lapse. The amount you may need to pay to keep the policy in force may be higher than the planned premium.

NET PREMIUM

Net premium is the amount of the premium you pay less the premium expense charge and state tax charge. The net premium is the amount that will be allocated to the investment options.

TARGET PREMIUM

Target premium is a level of premium we use to determine certain charges (or maximum charges) under a policy. Target premium is independent of the amount of premium you pay or plan to pay under a policy. The target premium depends on the age, sex and risk class of each insured on the date the policy is issued. Certain riders may also have a target premium associated with them, which will be included in the total target premium for the policy. If you add or remove rider coverage, target premium will increase or decrease if the rider has a target premium associated with it. If you decrease the face amount of the policy, the target premium will decrease in proportion to the decrease in coverage. The target premium will be shown in your policy.

TERM NO-LAPSE GUARANTEE PREMIUM

If you pay the minimum monthly premium for the term no-lapse guarantee on time, we guarantee your policy will not lapse until the earlier of 1) the policy anniversary prior to the date the younger insured is (or would have been) age 90 or 2) the 20th policy anniversary. If you do not pay the minimum premiums on time, the amount needed to prevent the policy from lapsing will be the minimum monthly premium that should have been paid with interest accrued at 3%. We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium does not guarantee that your policy will have a positive net cash surrender value after the guarantee period ends. You may need to make significant additional premium payments in order to keep your policy in force after the term no-lapse guarantee ends.

The amount of the term no-lapse guarantee premium depends on the insureds' risk classes, ages and sexes, and the amount of insurance coverage. We determine this minimum premium when we issue the policy, and redetermine it when you add or remove optional rider coverage, decrease the face amount of the policy, or make a withdrawal that results in a decrease in face amount. If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your policy.

DEATH BENEFIT

DEATH BENEFIT

The minimum death benefit under any policy is the greater of:

     1)   the face amount of the policy; or
     2)   the account value multiplied by the applicable death benefit factor.

The death benefit payable under your policy depends on the death benefit option you select. Option 1 is the same as the minimum death benefit described above. Option 2 is the greater of:

     1)   the face amount of the policy plus the account value; or
     2)   the account value multiplied by the applicable death benefit factor.

The account value multiplied by the applicable death benefit factor is the "corridor", or minimum, death benefit required by federal tax law. See the Table Of Death Benefit Factors And Example Of Death Benefit Calculation section of this prospectus.

The amount of the death benefit is determined as of the date of the second insured's death. Any indebtedness outstanding as of the second insured's date of death will be deducted from the death benefit amounts described above. The death benefit will be paid when we have received proof of the death of the insured, and proof of the interest of the claimant, satisfactory to us.

The face amount is a fixed amount of death benefit you select, subject to a minimum face amount of $250,000.

The option 1 or option 2 death benefit is in effect only until the policy anniversary the younger insured is or would have been age 100. After that date, the policy is continued under the extended coverage benefit. See the Extended Coverage Period section of this prospectus.

The investment performance of the sub-accounts as well as the level of policy charges deducted from your policy will affect the value of the corridor death benefit and the value of the option 2 death benefit. Higher investment performance will mean a higher account value and therefore a higher corridor death benefit and a higher option 2 death benefit. Higher levels of policy charges will reduce your account value. A lower account value will reduce these death benefit values.

The amount of the death benefit will be higher if you choose option 2 than if you choose option 1. However, your monthly cost of insurance charges will be higher if you choose option 2 because our net amount at risk will be higher. This means your account value will be less than if you had chosen option 1.

TABLE OF DEATH BENEFIT FACTORS AND EXAMPLE OF DEATH BENEFIT CALCULATION

Federal tax law requires that the death benefit under a life insurance policy be no less than a "corridor" amount. The corridor amount is the account value multiplied by the applicable factor from the table below. Death benefit factors depend on the age the younger insured is or would have been as of the date of the second death.

  YOUNGER INSURED'S                           YOUNGER INSURED'S
   AGE LAST POLICY       DEATH BENEFIT         AGE LAST POLICY     DEATH BENEFIT
     ANNIVERSARY            FACTOR               ANNIVERSARY           FACTOR

    1 through 40             2.50                    61                 1.28
         41                  2.43                    62                 1.26
         42                  2.36                    63                 1.24
         43                  2.29                    64                 1.22
         44                  2.22                    65                 1.20
         45                  2.15                    66                 1.19
         46                  2.09                    67                 1.18
         47                  2.03                    68                 1.17
         48                  1.97                    69                 1.16
         49                  1.91                    70                 1.15
         50                  1.85                    71                 1.13
         51                  1.78                    72                 1.11
         52                  1.71                    73                 1.09
         53                  1.64                    74                 1.07
         54                  1.57               75 through 90           1.05
         55                  1.50                    91                 1.04
         56                  1.46                    92                 1.03
         57                  1.42                    93                 1.02
         58                  1.38                    94                 1.01
         59                  1.34               95 or higher            1.00
         60                  1.30

Following is an example of how we calculate the death benefit.

                    OPTION 1                                 OPTION 2
                    --------                                 --------

Facts:

o The younger insured's age is less than 40 years old as of the date of the second death (applicable death benefit factor = 2.50).

o    Policy's face amount is $250,000.

o    There have been no loans taken against the policy.

o    The account value is $125,000.

Under option 1, the death benefit would be the  Under option 2, the death
greater of $250,000 and $312,500 ($125,000      benefit would be the greater of
multiplied by 2.50).                            $375,000 ($250,000 plus
                                                $125,000) and $312,500
                                                ($125,000 multiplied by 2.50).
Therefore, the death benefit would be
$312,500.

                                                Therefore, the death benefit
                                                would be $375,000.

SUICIDE EXCLUSION

If death of either insured occurs within two years of the date we issue the policy (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any indebtedness and any withdrawals (including withdrawal fees), and less the monthly costs of insurance on persons other than the insureds ever covered by rider. We will pay you the net cash surrender value if it is greater. If the first insured died by suicide, the surviving insured may use the benefit paid as a premium on a single life policy.

EFFECTIVE DATE OF COVERAGE AND TEMPORARY INSURANCE

If we approve your application, the insurance coverage provided by your policy will be effective when you have received the policy, signed any applicable amendments to the application, and paid the required minimum initial premium while both insureds are alive and in the same health as indicated in the application. If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your policy if you pay the required minimum initial premium with the application and meet certain underwriting standards. The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions. The temporary insurance agreement is included in the application form.

CHANGES TO COVERAGE

You can request a decrease in the face amount of your policy at any time after the first policy anniversary. You cannot decrease the face amount below $250,000. The minimum amount of any decrease is $25,000. Your monthly cost of insurance charges will be lower immediately following a decrease because our net amount at risk will be lower. You may not increase the face amount.

If you have additional life rider coverage, any requested decrease will be allocated proportionately between the base policy face amount and additional life rider face amount. You may eliminate additional life rider face amount only after the base policy face amount has been reduced to $250,000.

After the first policy year, you may change the death benefit option. We must approve any change in your death benefit option. Changes in your death benefit option will be effective on the first monthly anniversary day after we approve your request. If you change from option 1 to option 2, we will reduce the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. We will not allow this change if it causes the new face amount to fall below $250,000. Your monthly cost of insurance charges will tend to be higher over the life of the policy if you change to option 2 because our net amount at risk will be higher.

If you change from option 2 to option 1, we will increase the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. Your monthly cost of insurance charges will tend to be lower over the life of the policy if you change to option 1 because our net amount at risk will be lower.

EXTENDED COVERAGE PERIOD

If the policy is in force on the policy anniversary on which the younger insured is age 100, the policy will continue under the extended coverage provision. We will permanently transfer all of your variable account value into the fixed account. We will set the interest rate on any outstanding loans equal to the interest rate we pay on loan collateral. We will no longer accept premium payments, allow loans, or deduct policy charges. The death benefit will be revised to equal the net cash surrender value of the policy, or, if you have purchased the Extended Coverage Benefit Rider, the death benefit will be revised to equal the greater of the face amount, less indebtedness, or the net cash surrender value of the policy. You may make withdrawals or surrender the policy in full at any time during the extended coverage period. Partial withdrawals may reduce the death benefit.

PAYMENT OPTIONS

We will pay the death benefit in a lump sum or under an income plan you or the beneficiary selects. If neither you nor the beneficiary selects an income plan, we will make a lump-sum payment of the proceeds. We typically make this lump-sum payment to a special account maintained by us. We provide the beneficiary with a checkbook to access these funds from that special account.

If you or the beneficiary select an income plan, we will send you a separate written agreement putting the plan into effect. The following income plans are available in addition to other plans we may make available in the future or upon request:

         INCOME PLAN 1        Payments for Fixed Period - we make monthly
                              payments for a fixed number of years.

         INCOME PLAN 2        Payments for Life--Guaranteed Period - we
                              make monthly payments for a guaranteed period or the life of the payee, whichever is longer.

         INCOME PLAN 3        Payments of a Fixed Amount - we make monthly
                              payments of a fixed amount until an amount equal to the proceeds plus accrued interest has been paid.

         INCOME PLAN 4        Life Annuity--No Guaranteed Period - we
                              make monthly payments for the life of the payee.

         INCOME PLAN 5        Joint and Survivor - we make monthly payments as
                              long as one of two payees is alive.

Minimum guaranteed payments under any of these income plans are calculated with a minimum effective annual interest rate of 3%. In addition, minimum guaranteed payments under life income plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday. Payments under an income plan do not vary with the investment experience of the sub-accounts.

While an insured is alive, you may select an income plan under which we will pay the death benefit of your policy. If the second insured dies and you have not selected an income plan, the beneficiary may select an income plan. If you select an income plan before the second insured's death, the beneficiary may not change the income plan after the second insured's death.

The income plan selected and the time when the income plan is selected can affect the tax consequences to you or the beneficiary. You should consult your tax advisor before selecting an income plan.

POLICY VALUES AND VALUATION

ACCOUNT VALUE

The policy's account value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus. The account value is the sum of your interest in the sub-accounts, the fixed account and the loan account at any time. The account value varies with the investment experience of the sub-accounts. There is no guaranteed minimum account value.

NET CASH SURRENDER VALUE

The net cash surrender value is the account value less any outstanding indebtedness and less any surrender charge that would apply on a full surrender or termination of your policy.

VALUATION OF THE SUB-ACCOUNTS

The value of your interest in a sub-account is measured in accumulation units. An accumulation unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an accumulation unit ("accumulation unit value") varies from day to day depending on the investment performance (and expenses) of the fund in which the sub-account is invested.

The accumulation unit value of each sub-account is calculated at the end of each valuation date. A valuation date is any day the New York Stock Exchange is open for business. The value of an accumulation unit at the close of any valuation date is determined for each sub-account by multiplying the accumulation unit value of the sub-account at the close of the immediately preceding valuation date by the "net investment factor" (described below). Depending upon investment performance of the underlying fund in which the sub-account is invested, the accumulation unit value may increase or decrease.

The net investment factor for each sub-account for any valuation date is determined by dividing (a) by (b), where:

         (a) equals:       (1) the net asset value per share of the underlying
                           fund at the end of the current valuation date, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the sub-account if the "ex-dividend" date occurred between the end of the immediately preceding valuation date and the end of the current valuation date, plus or minus

                           (3) a per share charge or credit for any taxes incurred, which are determined by Columbus Life to have resulted from the investment operations of the sub-account between the end of the immediately preceding valuation date and the end of the current valuation date;

         (b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding valuation date.

When you allocate net premium or transfer amounts to a sub-account, your account value is credited with accumulation units. Other transactions, such as withdrawals and payments of monthly policy charges, will decrease the number of accumulation units. The number of accumulation units added to or subtracted from your account value is calculated by dividing the dollar amount of the transaction by the accumulation unit value for the sub-account at the close of trading on the valuation date when we process the transaction.

SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER

You may surrender your policy and withdraw all of your net cash surrender value. We assess a surrender charge if you surrender your policy in full during the first 12 policy years. A full surrender will terminate your policy. A full surrender of your policy may have tax consequences.

PARTIAL WITHDRAWALS

At any time after the first policy year, you can withdraw part of your net cash surrender value less any applicable withdrawal fees. We charge a fee of $50 for each withdrawal after the first in a policy year. Each withdrawal must be at least $500.

Withdrawals and related fees will reduce your account value. We deduct the amount withdrawn (and any applicable withdrawal fee) on a pro-rata basis from each of your investment options. No withdrawal may be made that would reduce your net cash surrender value below $250.

Except when your death benefit is death benefit option 2, a withdrawal may also reduce the face amount of your policy. (If a withdrawal would cause the difference between the death benefit and the account value to increase after the withdrawal, our net amount at risk would increase. To offset this increase, we will decrease the face amount by the amount needed to keep that difference the same.) No withdrawal can reduce the face amount of your policy below $250,000.

A withdrawal may have tax consequences. See the Taxes section of this prospectus.

CANCELING THE POLICY WITHOUT PENALTY

You may cancel the policy within 10 days after you receive it. The period may be longer in some states. If you cancel your policy during this free look period, we will refund to you all premiums allocated to the fixed account, all charges we deducted from your policy, and the current value of premiums you allocated to the sub-accounts calculated on the day we receive your notice of cancellation. In some states we refund all premiums you paid.

To cancel your policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the policy for its net cash surrender value by notifying us in writing, but you cannot cancel the policy without incurring any charges.

DELAY IN PAYMENT

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a sub-account for any of the following reasons:

     - You have made a premium payment by check that has not cleared the banking system.
     - The New York Stock Exchange is closed on a day that it normally would be open.
     -    Trading on the New York Stock Exchange is restricted.
     - Because of an emergency, it is not reasonably practicable for the sub-accounts to sell securities or to fairly determine the value of their investments.
     - The Securities and Exchange Commission permits us to postpone payments from the sub-accounts for your protection.

We may delay transfers from the sub-accounts for the same reasons.

We reserve the right to delay payments or transfers from the fixed account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the fixed account and we will notify you if there will be a delay.

LOANS

You can borrow money from us by using your policy as the sole collateral for the loan. The most you can borrow against your policy is 90% of your net cash surrender value, less an amount equal to the monthly policy charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan from each of your investment options on a pro-rata basis to your loan account. Your loan account holds the collateral for your loan. Because the amounts transferred to the loan account do not participate in the experience of the sub-accounts or the fixed account, a loan can have a negative effect on both the policy's account value and death benefit, whether or not the loan is repaid.

We pay interest on your loan account. The minimum interest we pay is 3% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 4% annually. The loan interest rate is fixed for the life of the loan. Interest is due on each policy anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

You can repay all or part of your loan at any time while an insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your loan account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.

If you do not repay the loan before the second insured dies, we will deduct the outstanding loan amount ("indebtedness") when determining your death benefit. If you do not repay the loan before you surrender your policy, we will deduct the indebtedness to determine the net cash surrender value proceeds.

If the indebtedness causes your net cash surrender value to become negative, we can terminate your policy. We will tell you that we intend to terminate your policy by mailing a notice to you at least 61 days before we terminate your policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

LAPSE AND REINSTATEMENT

If your net cash surrender value on a monthly anniversary day is not sufficient to pay the monthly policy charges for the current month, and your policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your policy will enter a grace period. A grace period is a 61-day period that starts on the day after we mail you a notice. We will mail grace period notices to you at your address as shown on our records. We also mail these notices to anyone holding your policy as collateral as shown on our records at the collateral holder's address as shown on our records. The notice will tell you the amount of premium you need to pay to keep the policy in force. The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the policy in force through the end of the grace period; or 2) the premium needed to pay the monthly policy charges due through the end of the grace period. If you have outstanding indebtedness, you will also have the option of making loan repayment sufficient to keep the policy in force.

If you do not pay the needed premium or loan repayment, your policy will lapse, or terminate, at the end of the 61-day grace period. If you pay the needed premium or loan repayment, your policy will continue in force. If the last surviving insured dies during the grace period, we will deduct the monthly charges due from the death benefit.

You may apply to reinstate the policy within five years (or a shorter period in some states) after the date it lapses. The policy can be reinstated if either 1) both insureds are alive or 2) one insured is alive and the policy ended after the death of the other insured. In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due plus charges for three months beyond the date of reinstatement, and you must repay or reinstate any indebtedness.

TAXES

Following is a summary of the material federal tax consequences to an owner and beneficiary of a policy. State and local taxes are not discussed herein. This summary is for your information. We do not guarantee that the policy will always receive the tax treatment described. This summary is general in nature. It is not tax advice. You should consult a qualified tax advisor for more complete information.

This discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations. This discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects for an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

TAX STATUS OF POLICY

We intend for the policy to meet the definition of a "life insurance contract" under Section 7702 of the Internal Revenue Code ("Code"). The earnings in a policy meeting the definition of "life insurance contract" are tax-deferred until withdrawn. The death proceeds are generally excluded from the beneficiary's gross income. A policy could fail to qualify as a "life insurance contract" if excessive premiums are paid into the policy. We monitor premium payments and will refuse to accept premiums that would cause the policy to fail to qualify as life insurance.

MODIFIED ENDOWMENT CONTRACT

A modified endowment contract ("MEC") is a life insurance contract that is issued in exchange for a MEC, or a life insurance contract that does not satisfy the "7-pay test". The "7-pay test" compares the actual premium paid in the first 7 policy years against a pre-determined premium amount as set forth in Code
Section 7702A. If there is a material change to a policy, such as a change in the policy's death benefit, a policy may be subjected to a new 7-pay test to determine if the change has caused the policy to become a MEC. The new 7-pay test may be over the same, or a new, 7-year period.

TAX CONSEQUENCES OF WITHDRAWALS AND LOANS

Tax treatment of distributions depends on whether a policy is a modified endowment contract or not. The following table indicates the tax treatment loans and withdrawals ordinarily receive.


----------------------------------- -------------------------------- --------------------------------
                                    POLICY IS NOT A MEC              POLICY IS A MEC
----------------------------------- -------------------------------- --------------------------------
WITHDRAWALS                         Deemed to be distribution of     Deemed to be distribution of
                                    cost basis first, then           earnings first, then cost
                                    earnings.  Distributions of      basis.  Distributions of
                                    cost basis not subject to        earnings are subject to
                                    income tax.                      ordinary income tax.*
----------------------------------- -------------------------------- --------------------------------
LOANS                               Not subject to income tax        Loans are subject to ordinary
                                    until policy is surrendered or   income tax to the extent of
                                    lapses.  Outstanding loan        any gain in the contract.*
                                    amount deemed to be
                                    distribution subject to
                                    ordinary income tax (in whole
                                    or in part) on surrender or
                                    lapse.
----------------------------------- -------------------------------- --------------------------------

* There will be an additional 10% penalty tax if the policy is a MEC and the distribution occurs before age 59 1/2, unless the policy owner is disabled (as defined under the Code), or if the distribution is part of a series of substantially equal periodic payments for the owner's life (or life expectancy) or the joint lives (or joint life expectancies) of the owner and a beneficiary under the policy.

There may be exceptions to the above rules. For example, if a policy is not a MEC, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the policy's contract value that can accumulate relative to the death benefit. When cash distributions are made during the first 15 years after a policy is issued, and such distributions cause a reduction in the death benefit, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). Policy owners should carefully consider the consequences of initiating any changes in the terms of the policy. Under certain circumstances, a policy, as stated above, may become a MEC, or may become subject to a new 7-pay test as a result of a material change or reduction in benefits.

ACCELERATED DEATH BENEFITS

Whether or not a policy is a modified endowment contract, amounts received under an accelerated death benefit rider may be excludable from gross income under
Section 101(g) in some circumstances, but such amounts are not always excludable. We reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of a policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

EXTENDED COVERAGE

Due to uncertainties in interpretations of current tax law, it is uncertain whether a policy will fail to qualify as a life insurance contract if coverage is continued beyond the younger insured's age 100. You should consult a qualified tax advisor regarding the possible tax consequences of continuing coverage beyond the insured's age 100.

POLICY SPLIT OPTION

The policy split option permits a policy to be split into two single life policies upon the occurrence of certain events. It is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 of the Internal Revenue Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the resulting individual contracts would be treated as life insurance contracts for federal income tax purposes, and if so, whether they would be classified as modified endowment contracts. Before the policy owner exercises rights provided by the policy split option, it is important to consult a qualified tax advisor regarding the possible consequences of a split.

TAX CONSEQUENCES ON INSURED'S DEATH

Death proceeds payable to a beneficiary under a policy meeting the definition of a "life insurance contract" are generally excludable from the beneficiary's gross income.

If the owner is an insured under the policy, the death benefit under the policy generally will be includible in the owner's estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of the owner's estate; or (2) the owner held any "incident of ownership" in the policy at death or at any time within three years of death. An "incident of ownership" is, in general, any right that may be exercised by the owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

DEATH OF OWNER WHO IS NOT THE INSURED

If the owner is not an insured under the policy, and the owner dies before the second insured, the value of the policy, as determined under U.S. Secretary of Treasury regulations, is includible in the owner's estate for federal estate tax purposes.

TRANSFERS

If a policy owner transfers ownership of a policy to another person, the transfer may be subject to federal gift tax. In addition, if a policy owner transfers ownership to a person two or more generations younger than the owner, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

FEDERAL ESTATE AND GIFT TAX


Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, in 2004, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent an estate is to be distributed to the surviving spouse of the deceased.

The generation-skipping transfer tax rate is equal to the maximum estate tax rate (48% in 2004) and there is a provision for a lifetime exemption amount of $1,500,000 for 2004. Due to the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you should consult a qualified tax advisor regarding such taxes.


CORPORATE AND QUALIFIED RETIREMENT PLAN OWNERSHIP

There are special tax issues for corporate and qualified retirement plan owners:

     - If a policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the policy.
     - Using a policy to fund deferred compensation arrangements for employees has special tax consequences.
     - Corporate ownership of a policy may affect an owner's liability under the alternative minimum tax.

Policy owners should consult a qualified tax advisor regarding these matters.

WITHHOLDING

Distributions from a policy (other than the payment of a tax-free death benefit under the policy) are generally subject to federal income tax withholding. An owner is generally permitted to elect not to have federal income taxes withheld if the owner notifies us in a timely manner of the election (and meets certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

LEGAL PROCEEDINGS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the policies.

FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and financial statements of Columbus Life are included in the Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

TERMINOLOGY INDEX

--------------------------------------------
A

account value -  36
accumulation unit -  36
accumulation unit value -  36
additional life rider face amount -  25

--------------------------------------------
C

cash value -  36
Columbus Life -  11

--------------------------------------------
D

death benefit -  31

--------------------------------------------
E

extended coverage -  34

--------------------------------------------
F

face amount -  31
fixed account -  15
free look -  38

--------------------------------------------
G

grace period -  41

--------------------------------------------
I

income plan -  35
indebtedness - 40
initial premium -  29

--------------------------------------------
L

loan account -  40

--------------------------------------------
M

monthly anniversary day -  17

--------------------------------------------
N

net amount at risk -  17
net cash surrender value -  36
net premium -  30

--------------------------------------------
P

planned premium -  29
policy anniversary -  5
policy years -  5

--------------------------------------------
R

risk class -  22

--------------------------------------------
S

Separate Account 1 -  11
sub-accounts -  11

--------------------------------------------
T

target premium -  30
term no-lapse guarantee -  30

--------------------------------------------
V

valuation date -  36
variable account value -  19

STATEMENT OF ADDITIONAL INFORMATION

A statement of additional information (SAI) contains more information about Separate Account 1. The SAI is incorporated by reference into this prospectus. You may request that we send you a free copy of the SAI, or you may access it on our website at www.columbuslife.com under "Explore Our Products".

PERSONALIZED ILLUSTRATION

We will provide a free personalized illustration of hypothetical death benefits, account values, and cash surrender values to you upon request. After the policy is issued, we may charge a fee for each illustration after the first in a policy year.

CONTACT US
Call us at 1-800-677-9595

          -    for a free copy of the SAI
          -    to request a personalized illustration
          -    to request other information about the policy
          -    to inquire about your policy or to request policy transactions*

You may also write to Columbus Life Customer Service at P.O. Box 2850, Cincinnati, Ohio, 45201-2850.

*We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.















You can review and copy other information about the policy, Columbus Life Insurance Company and Separate Account 1 (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information about the operation of the public reference room, call the SEC at 1-202-942-8090. Reports and other information about the Registrant are available on the Securities and Exchange Commission's website at http://www.sec.gov. You may obtain copies of the information, for a fee, by writing to the Public Reference Section of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09337.

STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2004


COLUMBUS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT 1

LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
PINNACLE VARIABLE UNIVERSAL LIFE
COLUMBUS LIFE VARIABLE UNIVERSAL LIFE

ISSUED BY COLUMBUS LIFE INSURANCE COMPANY, CINCINNATI, OHIO


This statement of additional information is not a prospectus. It contains information in addition to the information set forth in the current prospectuses dated May 1, 2004 for the individual and survivorship variable universal life policies offered by Columbus Life Insurance Company through its Separate Account
1. You should read this statement of additional information in conjunction with the prospectus for the appropriate policy. Unless otherwise noted, the terms used in this statement of additional information have the same meanings as those set forth in the prospectuses.


You may request that we send you a free copy of the prospectus for a policy by calling Columbus Life Customer Service at 1-800-677-9595, or by writing to us at P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may also access a copy of the prospectus for each policy on our website at http://www.columbuslife.com under "Explore Our Products".

                                TABLE OF CONTENTS


         COLUMBUS LIFE INSURANCE COMPANY                          4

         SEPARATE ACCOUNT 1                                       4

         DISTRIBUTION OF THE POLICIES                             5

         TAXES                                                    6

         INDEPENDENT AUDITORS                                     7

         FINANCIAL STATEMENTS                                     7

COLUMBUS LIFE INSURANCE COMPANY

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the departments of insurance of the various states in which it is licensed to transact business.

SEPARATE ACCOUNT 1

Columbus Life established Columbus Life Insurance Company Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust.


The AIM, Alger, Deutsche, Fidelity, Franklin Templeton, Janus, JP Morgan, MFS, Oppenheimer, PIMCO, Putnam, Scudder, and Van Kampen funds offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone offers shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.


If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a fund. If it becomes necessary for a separate account to replace its shares of a fund with another investment, the fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

DISTRIBUTION OF THE POLICIES

Touchstone Securities, Inc. (TSI) is the sole distributor of the policies. TSI is a wholly-owned subsidiary of Western Southern Life Assurance Company (WSLAC) which is a wholly-owned subsidiary of WSLIC. TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The policies will be sold by registered representatives of TSI, or other broker-dealers who have entered into agreements with TSI, who are also licensed as insurance agents and appointed with Columbus Life.

The offering of the policies is continuous. Columbus Life does not anticipate discontinuing offering the policies, although it reserves the right to do so.

For Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 110% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 4.5% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

For Columbus Life Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 105% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 3% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

Sales commissions attributable to the Columbus Life individual and survivorship variable universal life policies paid by Columbus Life to TSI over the last three years are shown below.

                                         SALES                        AMOUNTS
FOR THE YEAR ENDED            COMMISSIONS PAID        RETAINED BY DISTRIBUTOR



December 31, 2001                     $915,247                             $0
December 31, 2002                   $1,659,852                             $0
December 31, 2003                   $1,447,337                             $0

TAXES

Your policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death. However, if the policy is transferred for valuable consideration, then a portion of the death benefit payable under the policy may be includable in the beneficiary's gross income.

Your policy will generally be considered under the Code to be a "modified endowment contract" if the policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The "7-pay test is described in the Taxes section of each prospectus.

Diversification

As has been noted before, your policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as policy owner or the issuer pays an amount to the IRS. Separate Account 1, through the funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your policy to direct your investments under the policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the policy in any way necessary to avoid any such result.

As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the sub-accounts for those taxes. Any charge will reduce your policy's account value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your policy.

In addition, certain funds in which the sub-accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

INDEPENDENT AUDITORS


The financial statements of Columbus Life Insurance Company Separate Account 1 at December 31, 2003, and for the periods then ended, and Columbus Life Insurance Company (statutory-basis) at December 31, 2003 and 2002, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and the financial statements of Columbus Life are included in this statement of additional information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

                         PAGE INTENTIONALLY LEFT BLANK

FINANCIAL STATEMENTS

Columbus Life Insurance Company Separate Account 1

PERIODS ENDED DECEMBER 31, 2003 WITH REPORT OF INDEPENDENT AUDITORS

                        Columbus Life Insurance Company
                               Separate Account 1

                              Financial Statements


                         Periods ended December 31, 2003


                                    CONTENTS

Report of Independent Auditors .............................................  1

Audited Financial Statements

Statement of Assets and Liabilities ........................................  2
Statement of Operations and Changes in Net Assets
  for the Period ended December 31, 2003 ...................................  5
Statement of Operations and Changes in Net Assets
  for the Period ended December 31, 2002 ................................... 11
Notes to Financial Statements .............................................. 15

                         Report of Independent Auditors

Contractholders of Columbus Life Insurance Company Separate Account 1 and Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Columbus Life Insurance Company Separate Account 1, comprised of the sub-accounts listed in Note 2, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
April 5, 2004

                        Columbus Life Separate Account 1

                      Statement of Assets and Liabilities

                                December 31, 2003



                                                                                   AIM VARIABLE
                                                                               INSURANCE FUNDS, INC.
                                                                               (UNAFFILIATED ISSUER)
                                                -----------------------------------------------------------------------------------
                                                                   V.I.                     V.I. CAPITAL
                                                V.I. GROWTH     GOVERNMENT     V.I. BASIC   APPRECIATION  V.I. GROWTH  V.I. PREMIER
                                                   FUND-     SECURITIES FUND-  VALUE FUND-     FUND-         FUND-     EQUITY FUND-
                                                 SERIES I        SERIES I       SERIES II    SERIES II     SERIES II     SERIES II
                                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                -----------  ----------------  -----------  ------------  -----------  ------------
Assets
   Investments in securities of unaffiliated
       issuers, at fair value (cost $180,351;
       $24,907; $2,495; $103; $312; $1,109;
       $66,684; $154,499; $291,059; $279,222;
       $185,455; $166,398)                      $   151,958  $         25,455  $     2,703  $        127  $       342  $      1,164
                                                -----------  ----------------  -----------  ------------  -----------  ------------
           Total Invested Assets                    151,958            25,455        2,703           127          342         1,164

Other Assets (Liabilities)                                1                 1           (1)           (1)          (1)           --
                                                -----------  ----------------  -----------  ------------  -----------  ------------

Net Assets                                      $   151,959  $         25,456  $     2,702  $        126  $       341  $      1,164
                                                ===========  ================  ===========  ============  ===========  ============




                                                   THE ALGER AMERICAN                       FIDELITY VARIABLE INSURANCE
                                                           FUND                                    PRODUCTS FUNDS
                                                  (UNAFFILIATED ISSUER)                        (UNAFFILIATED ISSUER)
                                                --------------------------  --------------------------------------------------------
                                                                            EQUITY-INCOME  CONTRAFUND       GROWTH &        GROWTH
                                                   SMALL                      PORTFOLIO    PORTFOLIO-  INCOME PORTFOLIO   PORTFOLIO
                                               CAPITALIZATION     GROWTH      SERVICE      SERVICE         SERVICE         SERVICE
                                                  PORTFOLIO     PORTFOLIO     CLASS 2      CLASS 2         CLASS 2         CLASS 2
                                                SUB-ACCOUNT     SUB-ACCOUN  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                ------------- ------------  ------------- -----------  ----------------  -----------
Assets
   Investments in securities of unaffiliated
       issuers, at fair value (cost $180,351;
       $24,907; $2,495; $103; $312; $1,109;
       $66,684; $154,499; $291,059; $279,222;
       $185,455; $166,398)                      $      64,960 $    140,362  $     339,383 $   326,445  $        213,339  $   190,605
                                                ------------- ------------  ------------- -----------  ----------------  -----------
           Total Invested Assets                       64,960      140,362        339,383     326,445           213,339      190,605

Other Assets (Liabilities)                                (16)           3              5          (2)               --            2
                                                ------------- ------------  ------------- -----------  ----------------  -----------

Net Assets                                      $      64,944 $    140,365  $     339,388 $   326,443  $        213,339  $   190,607
                                                ============= ============  ============= ===========  ================  ===========




                                                                 FIDELITY VARIABLE INSURANCE
                                                                        PRODUCTS FUNDS
                                                                     (UNAFFILIATED ISSUER)
                                                     ------------------------------------------------------
                                                        ASSET
                                                       MANAGER      BALANCED      MID CAP     MONEY MARKET
                                                     PORTFOLIO-    PORTFOLIO-    PORTFOLIO-       FUND
                                                       SERVICE       SERVICE      SERVICE      PORTFOLIO-
                                                       CLASS 2       CLASS 2      CLASS 2     INITIAL CLASS
                                                     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                                     -----------   -----------  -----------   -------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $16,102; $223,817;  $    17,375   $   244,911  $   458,285   $     412,670
    $354,059; $412,670; $5,585; $935; $18,775;
    $15,692; $16,618; $10,426; $11,103)
                                                     -----------   -----------  -----------   -------------
           Total Invested Assets                          17,375       244,911      458,285         412,670

Other Assets (Liabilities)                                    (4)            3           22              --
                                                     -----------   -----------  -----------   -------------

Net Assets                                           $    17,371   $   244,914  $   458,307   $     412,670
                                                     ===========   ===========  ===========   =============




                                                                            FRANKLIN TEMPLETON VARIABLE
                                                                              INSURANCE PRODUCTS TRUST
                                                                                (UNAFFILIATED ISSUER)
                                              -------------------------------------------------------------------------------------
                                               FRANKLIN                            FRANKLIN
                                              GROWTH AND    FRANKLIN    FRANKLIN   LARGE CAP    TEMPLETON    TEMPLETON     MUTUAL
                                                INCOME       INCOME       U.S.      GROWTH       FOREIGN      GROWTH       SHARES
                                              SECURITIES   SECURITIES  GOVERNMENT SECURITIES   SECURITIES   SECURITIES  SECURITIES
                                                 FUND -      FUND -      FUND -     FUND -       FUND -       FUND -       FUND -
                                                CLASS 2     CLASS 2     CLASS 2     CLASS 2      CLASS 2      CLASS 2     CLASS 2
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- -----------  -----------  ----------- -----------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $16,102;
    $223,817; $354,059; $412,670; $5,585;     $     6,303 $     1,001 $    18,933 $    16,694  $    19,373  $    11,362 $    12,171
    $935; $18,775; $15,692; $16,618; $10,426;
    $11,103)
                                              ----------- ----------- ----------- -----------  -----------  ----------- -----------
           Total Invested Assets                    6,303       1,001      18,933      16,694       19,373       11,362      12,171

Other Assets (Liabilities)                             89          --          --          (1)          (3)          --          (1)
                                              ----------- ----------- ----------- -----------  -----------  ----------- -----------

Net Assets                                    $     6,392 $     1,001 $    18,933 $    16,693  $    19,370  $    11,362 $    12,170
                                              =========== =========== =========== ===========  ===========  =========== ===========



                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                       Statement of Assets and Liabilities

                                December 31, 2003



                                                                                                 J.P. MORGAN
                                                                                                  SERIES II
                                                                                                    TRUST
                                                               JANUS ASPEN SERIES               (UNAFFILIATED
                                                              (UNAFFILIATED ISSUER)                ISSUER)
                                                        --------------------------------------  -------------
                                                          MID CAP      CAPITAL      WORLDWIDE
                                                          GROWTH     APPRECIATION    GROWTH
                                                        PORTFOLIO -  PORTFOLIO -   PORTFOLIO -     MID CAP
                                                          SERVICE      SERVICE       SERVICE        VALUE
                                                          SHARES       SHARES        SHARES       PORTFOLIO
                                                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                        -----------  ------------  -----------  -------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $30,210;
    $104,249; $101,371; $2,167; $111,011; $84,256;
    $207,565; $43,913; $173,767; $45,530)               $    36,390  $    112,630  $   110,443  $       2,368
                                                        -----------  ------------  -----------  -------------
           Total Invested Assets                             36,390       112,630      110,443          2,368

Other Assets (Liabilities)                                       --            63            1             (1)
                                                        -----------  ------------  -----------  -------------

Net Assets                                              $    36,390  $    112,693  $   110,444  $       2,367
                                                        ===========  ============  ===========  =============




                                                                                   MFS VARIABLE
                                                                                  INSURANCE TRUST
                                                                               (UNAFFILIATED ISSUER)
                                               ---------------------------------------------------------------------------------
                                                                                 CAPITAL      EMERGING       MID CAP        NEW
                                                  EMERGING      INVESTORS     OPPORTUNITIES    GROWTH        GROWTH      DISCOVERY
                                               GROWTH SERIES  TRUST SERIES -    SERIES -      SERIES -      SERIES -      SERIES -
                                                  - INITIAL      INITIAL         SERVICE       SERVICE       SERVICE      SERVICE
                                                   CLASS          CLASS           CLASS         CLASS        CLASS         CLASS
                                                 SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                               -------------- --------------  -------------  -----------  ------------  ------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $30,210;
    $104,249; $101,371; $2,167; $111,011;
    $84,256; $207,565; $43,913; $173,767;
    $45,530)                                   $      105,800 $       78,802  $     217,467  $    49,830  $    197,569  $     52,673
                                               -------------- --------------  -------------  -----------  ------------  ------------
                  Total Invested Assets               105,800         78,802        217,467       49,830       197,569        52,673

Other Assets (Liabilities)                                 --             (1)             4           (1)           (7)           --
                                               -------------- --------------  -------------  -----------  ------------  ------------

Net Assets                                     $      105,800 $       78,801  $     217,471  $    49,829  $    197,562  $     52,673
                                               ============== ==============  =============  ===========  ============  ============




                                                                                         OPPENHEIMER                PIMCO
                                                           OPPENHEIMER VARIABLE            PANORAMA                VARIABLE
                                                              ACCOUNT FUNDS            SERIES FUND, INC.       INSURANCE TRUST
                                                          (UNAFFILIATED ISSUER)     (UNAFFILIATED ISSUER)   (UNAFFILIATED ISSUER)
                                                      -----------------------------  --------------------   --------------------
                                                        AGGRESSIVE      STRATEGIC
                                                          GROWTH           BOND          INTERNATIONAL           LONG TERM
                                                         FUND/VA -      FUND/VA -       GROWTH FUND/VA -       U.S. GOVERNMENT
                                                       SERVICE CLASS  SERVICE CLASS      SERVICE CLASS          BOND PORTFOLIO
                                                        SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
                                                      --------------  -------------  --------------------   --------------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $77,164;
    $81,973; $167,882; $26,966; $5,994; $64,724;
    $4,751; $21,418; $1,626)                          $       76,189  $      91,493  $            212,146   $             27,696
                                                      --------------  -------------  --------------------   --------------------
           Total Invested Assets                              76,189         91,493               212,146                 27,696

Other Assets (Liabilities)                                        (4)            --                    (4)                    26
                                                      --------------  -------------  --------------------   --------------------

Net Assets                                            $       76,185  $      91,493  $            212,142   $             27,722
                                                      ==============  =============  ====================   ====================




                                                                          PUTNAM VARIABLE TRUST
                                                                          (UNAFFILIATED ISSUER)
                                                      ------------------------------------------------------------------
                                                        GROWTH    INTERNATIONAL       NEW        SMALL CAP
                                                      AND INCOME     EQUITY      OPPORTUNITIES     VALUE      VOYAGER
                                                        FUND -       FUND -          FUND -       FUND -       FUND -
                                                       CLASS IB     CLASS IB        CLASS IB     CLASS IB     CLASS IB
                                                      SUB-ACCOUN   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                                      ----------  -------------  -------------  -----------  -----------
Assets
   Investments in securities of unaffiliated
   issuers, at fair value (cost $77,164;
   $81,973; $167,882; $26,966; $5,994;
   $64,724; $4,751; $21,418; $1,626)                  $    6,502  $      76,381  $       5,056  $    24,705  $     1,737
                                                      ----------  -------------  -------------  -----------  --------=--
           Total Invested Assets                           6,502         76,381          5,056       24,705        1,737

Other Assets (Liabilities)                                    --            (44)            (1)          --           --
                                                      ----------  -------------  -------------  -----------  -----------

Net Assets                                            $    6,502  $      76,337  $       5,055  $    24,705  $     1,737
                                                      ==========  =============  =============  ===========  ===========



                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                       Statement of Assets and Liabilities

                                December 31, 2003



                                                                                                           SCUDDER
                                                                         SCUDDER INVESTMENTS               VARIABLE
                                                                              VIT FUNDS                     SERIES I
                                                                            (UNAFFILIATED                (UNAFFILIATED
                                                                              ISSUER)                       ISSUER)
                                                             ------------------------------------------  -------------
                                                              EAFE EQUITY    EQUITY 500     SMALL CAP       BOND
                                                             INDEX FUND -   INDEX FUND -   INDEX FUND -  PORTFOLIO -
                                                                CLASS A       CLASS A        CLASS A      CLASS A
                                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                             ------------  -------------  -------------  -------------
Assets
   Investments in securities of unaffiliated
       issuers, at fair value (cost $108,268; $2,617,217;
       $68,424; $606 )                                       $    119,460  $   2,826,719  $      80,649  $         622
   Investments in securities of affiliated
       issuers, at fair value (cost $139,301; $470,311;
       $406,205; $1,922,325; $86,288; $1,958,953; $40,790)
                                                             ------------  -------------  -------------  -------------
           Total Invested Assets                                  119,460      2,826,719         80,649            622

Other Assets (Liabilities)                                             (2)             8             --             --
                                                             ------------  -------------  -------------  -------------

Net Assets                                                   $    119,458  $   2,826,727  $      80,649  $         622
                                                             ============  =============  =============  =============




                                                                              TOUCHSTONE VARIABLE
                                                                                  SERIES TRUST
                                                                              (AFFILIATED ISSUER)
                                        -------------------------------------------------------------------------------------------

                                        BARON SMALL               THIRD AVENUE  EAGLE CAPITAL
                                            CAP       EMERGING      VALUE        APPRECIATION  ENHANCED 30  VALUE PLUS    GROWTH &
                                           FUND      GROWTH FUND    FUND            FUND          FUND         FUND     INCOME FUND
                                        SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                        -----------  -----------  ------------  -------------  -----------  ----------- -----------
Assets
   Investments in securities
       of unaffiliated issuers, at
       fair value (cost $108,268;
       $2,617,217; $68,424; $606)
   Investments in securities of
       affiliated issuers, at fair
       value (cost $139,301; $470,311;
       $406,205; $1,922,325; $86,288;
       $1,958,953; $40,790)             $   172,244  $   585,060  $    556,198   $  2,395,215  $   106,309  $ 2,427,952 $    45,170
                                        -----------  -----------  ------------   ------------  -----------  ----------- -----------
           Total Invested Assets            172,244      585,060       556,198      2,395,215      106,309    2,427,952      45,170

Other Assets (Liabilities)                       21            5            (1)             4           --           --          (6)
                                        -----------  -----------  ------------   ------------  -----------  ----------- -----------

Net Assets                              $   172,265  $   585,065  $    556,197   $  2,395,219  $   106,309  $ 2,427,952 $    45,164
                                        ===========  ===========  ============   ============  ===========  =========== ===========




                                                                     TOUCHSTONE VARIABLE
                                                                         SERIES TRUST
                                                                     (AFFILIATED ISSUER)
                                                  ------------------------------------------------------
                                                    BALANCED     HIGH YIELD     CORE BOND   MONEY MARKET
                                                      FUND          FUND          FUND         FUND
                                                  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                                  -----------  --------------  -----------  ------------
Assets
   Investments in securities of affiliated
       issuers, at fair value (cost $16,170;
       $2,285,967; $1,819,713;$790,490 )
      Investments in securities of unaffiliated
          issuers, at fair value (cost $5,697;
          $100; $945 )                            $    17,629  $    2,432,394  $ 1,754,119  $    790,490
                                                  -----------  --------------  -----------  ------------
           Total Invested Assets                       17,629       2,432,394    1,754,119       790,490

Other Assets (Liabilities)                                 (1)             (3)          (2)           11
                                                  -----------  --------------  -----------  ------------

Net Assets                                        $    17,628  $    2,432,391  $ 1,754,117  $    790,501
                                                  ===========  ==============  ===========  ============




                                                                                VAN KAMPEN
                                                                               THE UNIVERSAL
                                                       VAN KAMPEN LIFE         INSTITUTIONAL
                                                       INVESTMENT TRUST          FUNDS, INC.
                                                        (UNAFFILIATED          (UNAFFILIATED
                                                           ISSUER)                ISSUER)
                                                  -------------------------    -------------
                                                                                 EMERGING
                                                                EMERGIN G         MARKETS
                                                   COMSTOCK      GROWTH           EQUITY
                                                  PORTFOLIO -   PORTFOLIO -     PORTFOLIO -
                                                   CLASS II      CLASS II        CLASS II
                                                  SUB-ACCOUN    SUB-ACCOUNT     SUB-ACCOUNT
                                                  -----------  ------------    -------------
Assets
   Investments in securities of affiliated
       issuers, at fair value (cost $16,170;
       $2,285,967; $1,819,713;$790,490 )          $     6,253  $        119    $       1,107
   Investments in securities of unaffiliated
       issuers, at fair value (cost $5,697;
       $100; $945 )
                                                  -----------  ------------    -------------
           Total Invested Assets                        6,253           119            1,107

Other Assets (Liabilities)                                 (1)           --               --
                                                  -----------  ------------    -------------

Net Assets                                        $     6,252  $        119    $       1,107
                                                  ===========  ============    =============



                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003



                                                                                              AIM V. I.
                                                                                               CAPITAL                   AIM V. I.
                                                                AIM V. I.      AIM V. I.    APPRECIATION   AIM V. I.      PREMIER
                                                   AIM V.I.    GOVERNMENT       BASIC           FUND-        GROWTH     EQUITY FUND
                                                   GROWTH -    SECURITIES     VALUE FUND -    SERIES II      FUND -     - SERIES II
                                                   SERIES I    - SERIES I     SERIES II(a)       (a)      SERIES II(a)      (a)
                                                 SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                 -----------   -----------    ------------   -----------  ------------  -----------
Income:
   Dividends                                     $        --   $       602    $         --   $        --  $         --  $         3
   Miscellaneous income (loss)                        (1,401)           (7)             (2)            0            (2)          (1)

Expenses:
   Mortality and expense risk, and
    administrative charge                              1,139           218               2            --            --           --
                                                 -----------   -----------    ------------   -----------  ------------  -----------

   Net investment income (loss)                       (2,540)          377              (4)            0            (2)           2
                                                 -----------   -----------    ------------   -----------  ------------  -----------

   Net change in unrealized appreciation
   (depreciation) on investments                      61,295          (599)            309           124           131          156

   Realized gain on sale of fund shares                   --             9              --            --             2           --

   Realized gain (loss) distributions                (25,813)          253              22            --            --           --
                                                 -----------   -----------    ------------   -----------  ------------  -----------

Net realized and unrealized gain
  (loss) on investments                               35,482          (337)            331           124           133          156
                                                 -----------   -----------    ------------   -----------  ------------  -----------

Net increase (decrease) in net
 assets resulting from operations                     32,942            40             327           124           131          158
                                                 -----------   -----------    ------------   -----------  ------------  -----------


Contract owners activity:
   Payments received from contract owners             34,274         1,998             887             3           128        1,010

   Net transfers between subaccounts
    and/or fixed account                              (2,757)        1,131           1,670             1            93           --

   Withdrawals and surrenders                         (1,493)           --              --            --            --           --

   Cost of insurance and benefits
    provided by riders                               (13,448)       (1,399)            (97)           (1)           (5)          (2)

   Contract maintenance charge                        (3,445)         (377)            (85)           (1)           (6)          (2)
                                                 -----------   -----------    ------------   -----------  ------------  -----------

Net increase (decrease) from contract activity        13,131         1,353           2,375             2           210        1,006
                                                 -----------   -----------    ------------   -----------  ------------  -----------

Net increase (decrease) in net assets                 46,073         1,393           2,702           126           341        1,164
                                                 -----------   -----------    ------------   -----------  ------------  -----------

Net assets, at beginning of period                   105,886        24,063              --            --            --           --
                                                 -----------   -----------    ------------   -----------  ------------  -----------


Net assets, at end of period                     $   151,959   $    25,456    $      2,702   $       126  $        341  $     1,164
                                                 ===========   ===========    ============   ===========  ============  ===========



                                                                                                                    FIDELITY VIP
                                                                                  FIDELITY VIP     FIDELITY VIP      GROWTH &
                                              ALGER AMERICAN         ALGER        EQUITY-INCOME     CONTRAFUND        INCOME
                                                  SMALL             AMERICAN        PORTFOLIO -     PORTFOLIO -     PORTFOLIO -
                                              CAPITALIZATION        GROWTH          SERVICE          SERVICE         SERIVCE
                                                PORTFOLIO         PORTFOLIO         CLASS 2          CLASS 2          CLASS 2
                                               SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                              --------------      -----------     -------------    ------------     ------------
Income:
   Dividends                                  $           --      $        --     $       2,834    $        551     $      1,576
   Miscellaneous income (loss)                          (325)            (211)               51             790               59

Expenses:
   Mortality and expense risk, and
    administrative charge                                512            1,152             1,240           1,167              752
                                              --------------      -----------     -------------    ------------     ------------

   Net investment income (loss)                         (837)          (1,362)            1,645             174              883
                                              --------------      -----------     -------------    ------------     ------------

   Net change in unrealized appreciation
    (depreciation) on investments                     32,840           66,770            63,640          60,234           36,017

   Realized gain on sale of fund shares                   --               --                --              --               --

   Realized gain (loss) distributions                (12,300)         (27,731)           (2,080)           (590)            (102)
                                              --------------      -----------     -------------    ------------     ------------

Net realized and unrealized
 gain (loss) on investments                           20,540           39,039            61,560          59,644           35,915
                                              --------------      -----------     -------------    ------------     ------------

Net increase (decrease) in net
 assets resulting from operations                     19,703           37,677            63,205          59,818           36,798
                                              --------------      -----------     -------------    ------------     ------------

Contract owners activity:
   Payments received from contract owners             12,710           28,856            65,119          65,882           29,550

   Net transfers between subaccounts and/or
    fixed account                                     (7,812)         (18,635)           81,158          67,687           19,648

   Withdrawals and surrenders                           (739)            (935)           (1,953)         (2,080)          (1,499)

   Cost of insurance and benefits provided
     by riders                                        (4,372)         (12,325)          (12,922)        (14,262)          (8,182)

   Contract maintenance charge                        (1,564)          (3,220)           (7,249)         (8,206)          (4,471)
                                              --------------      -----------     -------------    ------------     ------------

Net increase (decrease) from contract activity        (1,777)          (6,259)          124,153         109,021           35,046
                                              --------------      -----------     -------------    ------------     ------------

Net increase (decrease) in net assets                 17,926           31,418           187,358         168,839           71,844
                                              --------------      -----------     -------------    ------------     ------------

Net assets, at beginning of period                    47,018          108,947           152,030         157,604          141,495
                                              --------------      -----------     -------------    ------------     ------------

Net assets, at end of period                  $       64,944      $   140,365     $     339,388    $    326,443     $    213,339
                                              --------------      -----------     -------------    ------------     ------------


  (a) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (c) Sub-Account name change from Janus Aggressive Growth to Janus Mid Cap Growth effective May 1, 2003

  (d) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (e) For the period January 1, 2003 to April 25, 2003 (ceased operations)
  (f) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (g) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (h) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (I) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
  (j) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective April 28, 2003
  (k) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
  (l) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
  (m) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund)
  (n) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)
  (o) For the period April 28, 2003 (commencement of operations) to December 31, 2003

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003

                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003



                                                              FIDELITY      FIDELITY                    FIDELITY      FRANKLIN
                                                FIDELITY      VIP ASSET        VIP        FIDELITY      VIP MONEY      GROWTH
                                               VIP GROWTH      MANAGER      BALANCED     VIP MID CAP   MARKET FUND    & INCOME
                                               PORTFOLIO -    PORTFOLIO -   PORTFOLIO -   PORTFOLIO -   PORTFOLIO -   SECURITIES
                                                SERIVCE       SERVICE      -SERVICE      -SERVICE      -INITIAL         FUND -
                                                 CLASS 2       CLASS 2       CLASS 2       CLASS 2        CLASS      CLASS 2 (b)
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   -----------   -----------   -----------   -----------   -----------
Income:
   Dividends                                   $       132   $       299   $     4,124   $       731   $     3,032   $         3
   Miscellaneous income (loss)                         169            (3)          500           251          (107)           54

Expenses:
   Mortality and expense risk, and
    administrative charge                              728            89           974         1,647         6,101             8
                                               -----------   -----------   -----------   -----------   -----------   -----------

   Net investment income (loss)                       (427)          207         3,650          (665)       (3,176)           49
                                               -----------   -----------   -----------   -----------   -----------   -----------

   Net change in unrealized appreciation
    (depreciation) on investments                   44,692         1,797        28,921       113,122            13           819

   Realized gain on sale of fund shares                 --            --            --            --            --            --

   Realized gain (loss) distributions               (2,729)          (76)       (2,200)        3,261            --            14
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net realized and unrealized gain (loss)
 on investments                                     41,963         1,721        26,721       116,383            13           833
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
 resulting from operations                          41,536         1,928        30,371       115,718        (3,163)          882
                                               -----------   -----------   -----------   -----------   -----------   -----------

Contract owners activity:
   Payments received from contract owners           51,685         3,722        56,192        48,650       272,616         1,000

   Net transfers between subaccounts
    and/or fixed account                            23,882         5,663        35,375        72,340       (20,074)        4,552

   Withdrawals and surrenders                       (2,844)           --          (577)       (2,696)       (5,723)           --

   Cost of insurance and benefits
    provided by riders                             (10,419)         (689)      (12,453)      (11,387)      (43,794)          (20)

   Contract maintenance charge                      (6,634)         (486)       (6,760)       (7,668)      (27,848)          (22)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) from contract activity      55,670         8,210        71,777        99,239       175,177         5,510
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets               97,206        10,138       102,148       214,957       172,014         6,392
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net assets, at beginning of period                  93,401         7,233       142,766       243,350       240,656            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net assets, at end of period                   $   190,607   $    17,371   $   244,914   $   458,307   $   412,670   $     6,392
                                               ===========   ===========   ===========   ===========   ===========   ===========




                                                                           FRANKLIN       FRANKLIN      FRANKLIN
                                                FRANKLIN       FRANKLIN      LARGE        TEMPLETON     TEMPLETON
                                                 INCOME          U.S.      CAP GROWTH     FOREIGN        GROWTH
                                               SECURITIES     GOVERNMENT   SECURITIES     SECURITIES   SECURITIES
                                                 FUND -         FUND -       FUND -         FUND -       FUND -
                                               CLASS 2 (b)   CLASS 2 (b)   CLASS 2 (b)   CLASS 2 (b)   CLASS 2 (b)
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   -----------   -----------   -----------   -----------
Income:
   Dividends                                   $         6   $         5   $         1   $         2   $         8
   Miscellaneous income (loss)                          (1)            2            (1)          (13)            1

Expenses:
   Mortality and expense risk, and
    administrative charge                                1            23            19            34            13
                                               -----------   -----------   -----------   -----------   -----------

   Net investment income (loss)                          4           (16)          (19)          (45)           (4)
                                               -----------   -----------   -----------   -----------   -----------

   Net change in unrealized appreciation
    (depreciation) on investments                      167           258         1,103         2,857         1,039

   Realized gain on sale of fund shares                 --            --            --            --            --

   Realized gain (loss) distributions                   12           104            28            94            34
                                               -----------   -----------   -----------   -----------   -----------

Net realized and unrealized gain (loss)
  on investments                                       179           362         1,131         2,951         1,073
                                               -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
 resulting from operations                             183           346         1,112         2,906         1,069
                                               -----------   -----------   -----------   -----------   -----------

Contract owners activity:
   Payments received from contract owners              625         2,392         9,130         2,850         3,275

   Net transfers between subaccounts
    and/or fixed account                               336        16,642         6,854        14,518         7,346

   Withdrawals and surrenders                           --            --            --            --            --

   Cost of insurance and benefits provided
    by riders                                          (80)         (244)         (261)         (140)         (213)

   Contract maintenance charge                         (63)         (203)         (142)         (764)         (115)
                                               -----------   -----------   -----------   -----------   -----------

Net increase (decrease) from contract activity         818        18,587        15,581        16,464        10,293
                                               -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets                1,001        18,933        16,693        19,370        11,362
                                               -----------   -----------   -----------   -----------   -----------

Net assets, at beginning of period                      --            --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------

Net assets, at end of period                   $     1,001   $    18,933   $    16,693   $    19,370   $    11,362
                                               ===========   ===========   ===========   ===========   ===========


  (a) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (c) Sub-Account name change from Janus Aggressive Growth to Janus Mid Cap Growth effective May 1, 2003
  (d) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (e) For the period January 1, 2003 to April 25, 2003 (ceased operations)
  (f) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (g) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (h) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (I) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 20 28, 2003.
  (j) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective Ap e April 28, 2003.
  (k) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
  (l) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam Internationnational Equity Fund).
  (m) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Large Cap Growth Fund).
  (n) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Mon Money Market
      Fund).
  (o) For the period April 28, 2003 (commencement of operations) to December 31, 2003

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003


                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003


                                                                                                                          LEGENDS
                                              FRANKLIN                                                                     HARRIS
                                               MUTUAL                                                                     BRETALL
                                               SHARES         JANUS        JANUS ASPEN    JANUS ASPEN   J.P. MORGAN       SULLIVAN
                                             SECURITIES     ASPEN MID        CAPITAL       WORLDWIDE        MID           & SMITH
                                               FUND -       CAP GROWTH     APPRECIATION      GROWTH      CAP VALUE         EQUITY
                                             CLASS 2 (b)   PORTFOLIO (c)    PORTFOLIO      PORTFOLIO    PORTFOLIO (d)    GROWTH (e)
                                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                             -----------   -------------   ------------   -----------   -------------   -----------
Income:
   Dividends                                 $         1   $          --   $        172   $       693   $          --   $        --
   Miscellaneous income (loss)                        (6)            (32)           310           445              (1)          (24)

Expenses:
   Mortality and expense risk, and
    administrative charge                             12             182            378           528               5             8
                                             -----------   -------------   ------------   -----------   -------------   -----------

   Net investment income (loss)                      (17)           (214)           104           610              (6)          (32)
                                             -----------   -------------   ------------   -----------   -------------   -----------

   Net change in unrealized appreciation
    (depreciation) on investments                  1,170           7,741         12,837        19,881             301             4

   Realized gain on sale of fund shares               --              --             --            --              --            --

   Realized gain (loss) distributions                 14             469           (568)       (1,846)             29           178
                                             -----------   -------------   ------------   -----------   -------------   -----------

Net realized and unrealized gain (loss)
 on investments                                    1,184           8,210         12,269        18,035             330           182
                                             -----------   -------------   ------------   -----------   -------------   -----------

Net increase (decrease) in net assets
 resulting from operations                         1,167           7,996         12,373        18,645             324           150
                                             -----------   -------------   ------------   -----------   -------------   -----------

Contract owners activity:
   Payments received from contract owners          7,287          19,764         15,959        25,248           1,082         2,689

   Net transfers between subaccounts and/or
    fixed account                                  3,864           1,981         47,543        17,423           1,003        (4,780)

   Withdrawals and surrenders                         --          (1,257)            --          (328)             --            --

   Cost of insurance and benefits provided
    by riders                                        (84)         (4,912)        (3,512)       (4,455)            (21)         (799)

   Contract maintenance charge                       (64)         (2,275)        (2,408)       (3,200)            (21)         (223)
                                             -----------   -------------   ------------   -----------   -------------   -----------

Net increase (decrease) from contract activity    11,003          13,301         57,582        34,688           2,043        (3,113)
                                             -----------   -------------   ------------   -----------   -------------   -----------

Net increase (decrease) in net assets             12,170          21,297         69,955        53,333           2,367        (2,963)
                                             -----------   -------------   ------------   -----------   -------------   -----------

Net assets, at beginning of period                    --          15,093         42,738        57,111              --         2,963
                                             -----------   -------------   ------------   -----------   -------------   -----------

Net assets, at end of period                 $    12,170   $      36,390   $    112,693   $   110,444   $       2,367   $        --
                                             ===========   =============   ============   ===========   =============   ===========




                                                                                         MFS VIT
                                                                                        EMERGING      MFS VIT
                                               LEGENDS      LEGENDS        LEGENDS       GROWTH       INVESTORS
                                                THIRD       GABELLI         BARON        SERIES -      TRUST -
                                               AVENUE       LARGE CAP      SMALL         INITIAL       INITIAL
                                              VALUE (e)     VALUE (e)      CAP (e)        CLASS        CLASS
                                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                             -----------   -----------   -----------   -----------   -----------
Income:
   Dividends                                 $       848   $       609   $        --   $        --   $       465
   Miscellaneous income (loss)                        14           (52)           48        (1,374)         (394)

Expenses:
   Mortality and expense risk, and
    administrative charge                            450           205           176           835           613
                                             -----------   -----------   -----------   -----------   -----------

   Net investment income (loss)                      412           352          (128)       (2,209)         (542)
                                             -----------   -----------   -----------   -----------   -----------

   Net change in unrealized appreciation
   (depreciation) on investments                  24,281        27,146         5,354        52,390        18,789

   Realized gain on sale of fund shares               --            --            --            --            --

   Realized gain (loss) distributions            (28,288)      (20,581)       (3,199)      (27,439)       (4,914)
                                             -----------   -----------   -----------   -----------   -----------
Net realized and unrealized gain (loss)
  on investments                                  (4,007)        6,565         2,155        24,951        13,875
                                             -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations                        (3,595)        6,917         2,027        22,742        13,333
                                             -----------   -----------   -----------   -----------   -----------
Contract owners activity:
   Payments received from contract owners         12,700        12,027         5,915        26,930        14,190

   Net transfers between subaccounts
    and/or fixed account                        (240,537)     (149,898)      (80,683)       (4,105)          457

   Withdrawals and surrenders                         (5)          (69)          (52)       (6,975)       (5,035)

   Cost of insurance and benefits provided
     by riders                                    (4,844)       (2,211)        1,173        (9,465)       (4,988)

   Contract maintenance charge                    (3,327)       (1,521)       (1,364)       (2,031)       (1,046)
                                             -----------   -----------   -----------   -----------   -----------
Net increase (decrease) from contract
  activity                                      (236,013)     (141,672)     ( 75,011)        4,354         3,578
                                             -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets           (239,608)     (134,755)     ( 72,984)       27,096        16,911
                                             -----------   -----------   -----------   -----------   -----------

Net assets, at beginning of period               239,608       134,755        72,984        78,704        61,890
                                             -----------   -----------   -----------   -----------   -----------

Net assets, at end of period                 $        --   $        --   $        --   $   105,800   $    78,801
                                             ===========   ===========   ===========   ===========   ===========


  (a) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (c) Sub-Account name change from Janus Aggressive Growth to Janus Mid Cap Growth effective May 1, 2003
  (d) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (e) For the period January 1, 2003 to April 25, 2003 (ceased operations)
  (f) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (g) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (h) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (I) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 20 28, 2003.
  (j) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective Ap e April 28, 2003.
  (k) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
  (l) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam Internationnational Equity Fund).
  (m) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Large Cap Growth Fund).
  (n) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Mon Money Market
      Fund).
  (o) For the period April 28, 2003 (commencement of operations) to December 31, 2003

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003


                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003



                                                                 MFS                                    OPPENHEIMER   OPPENHEIMER
                                              MFS CAPITAL     EMERGING     MFS MID CAP     MFS NEW      AGGRESSIVE     STRATEGIC
                                             OPPORTUNITIES     GROWTH        GROWTH       DISCOVERY       GROWTH         BOND
                                                SERIES-       SERIES-        SERIES-       SERIES-      FUND/VA -     FUND/VA -
                                               SERVICE         SERVICE       SERVICE       SERVICE        SERVICE       SERVICE
                                                CLASS           CLASS         CLASS         CLASS         CLASS          CLASS
                                              SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                             -------------   -----------   -----------   ------------   -----------   -----------
Income:
   Dividends                                 $          --   $        --   $        --   $         --   $        --   $     3,811
   Miscellaneous income (loss)                          97           (13)         (609)           (68)          348            32

Expenses:
   Mortality and expense risk, and
    administrative charge                              825           192           907            235           255           523
                                             -------------   -----------   -----------   ------------   -----------   -----------

   Net investment income (loss)                       (728)         (205)       (1,516)          (303)           93         3,320
                                             -------------   -----------   -----------   ------------   -----------   -----------

   Net change in unrealized
    appreciation (depreciation) on
     investments                                    44,229        11,685        48,625         11,883         4,767         6,942

   Realized gain on sale of fund shares                 --            --            --             --            --            --

   Realized gain (loss) distributions               (1,791)       (2,095)       (4,650)          (852)        1,945           670
                                             -------------   -----------   -----------   ------------   -----------   -----------

Net realized and unrealized gain (loss) on
  investments                                       42,438         9,590        43,975         11,031         6,712         7,612
                                             -------------   -----------   -----------   ------------   -----------   -----------

Net increase (decrease) in net assets
 resulting from operations                          41,710         9,385        42,459         10,728         6,805        10,932
                                             -------------   -----------   -----------   ------------   -----------   -----------

Contract owners activity:
   Payments received from contract owners           30,914        16,294        39,193         11,914        16,200        25,928

   Net transfers between subaccounts
    and/or fixed account                            11,972        11,776        38,803         11,664        35,849        17,368

   Withdrawals and surrenders                         (379)         (367)       (4,585)          (357)         (488)          (54)

   Cost of insurance and benefits
    provided by riders                              (4,516)       (3,425)       (6,874)        (2,156)       (3,557)       (7,891)

   Contract maintenance charge                      (2,497)       (1,946)       (5,564)        (1,221)       (2,245)       (5,149)
                                             -------------   -----------   -----------   ------------   -----------   -----------

Net increase (decrease) from contract
 activity                                           35,494        22,332        60,973         19,844        45,759        30,202
                                             -------------   -----------   -----------   ------------   -----------   -----------

Net increase (decrease) in net assets               77,204        31,717       103,432         30,572        52,564        41,134
                                             -------------   -----------   -----------   ------------   -----------   -----------

Net assets, at beginning of period                 140,267        18,112        94,140         22,101        23,621        50,359
                                             -------------   -----------   -----------   ------------   -----------   -----------

Net assets, at end of period                 $     217,471   $    49,829   $   197,572   $     52,673   $    76,185   $    91,493
                                             =============   ===========   ===========   ============   ===========   ===========





                                              OPPENHEIMER     PIMCO VIT     PUTNAM VT      PUTNAM VT       PUTNAM VT
                                             INTERNATIONAL    LONG-TERM    GROWTH AND    INTERNATIONAL        NEW
                                                GROWTH           U.S.        INCOME         EQUITY       OPPORTUNITIES
                                               FUND/VA -     GOVERNMENT    FUND -CLASS       FUND -          FUND -
                                             SERVICE CLASS      BOND         IB (f)      CLASS IB (f)     CLASS IB (f)
                                              SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                             -------------   -----------   -----------   -------------   -------------
Income:
   Dividends                                 $       1,585   $       976   $        --   $          --   $          --
   Miscellaneous income (loss)                        (725)            5            (1)           (187)             (4)

Expenses:
   Mortality and expense risk, and
    administrative charge                              582           217            10             335               6
                                             -------------   -----------   -----------   -------------   -------------

   Net investment income (loss)                        278           764           (11)           (522)            (10)
                                             -------------   -----------   -----------   -------------   -------------

   Net change in unrealized appreciation
   (depreciation) on investments                    70,126          (624)          610          11,658             408

   Realized gain on sale of fund shares                 --           167            --              --              --

   Realized gain (loss) distributions               (8,754)          366            45             200              24
                                             -------------   -----------   -----------   -------------   -------------

Net realized and unrealized gain (loss)
  on investments                                    61,372           (91)          655          11,858             432
                                             -------------   -----------   -----------   -------------   -------------

Net increase (decrease) in net assets
 resulting from operations                          61,650           673           644          11,336             422
                                             -------------   -----------   -----------   -------------   -------------

Contract owners activity:
   Payments received from contract owners           29,202         6,278           227           7,083              --

   Net transfers between subaccounts
    and/or fixed account                            13,152         3,549         5,767          60,249           4,672

   Withdrawals and surrenders                         (592)          (19)           --            (341)             --

   Cost of insurance and benefits
    provided by riders                              (4,103)       (2,968)          (97)         (1,554)            (21)

   Contract maintenance charge                      (3,443)         (779)          (39)           (436)            (18)
                                             -------------   -----------   -----------   -------------   -------------

Net increase (decrease) from contract
 activity                                           34,216         6,061         5,858          65,001           4,633
                                             -------------   -----------   -----------   -------------   -------------

Net increase (decrease) in net assets               95,866         6,734         6,502          76,337           5,055
                                             -------------   -----------   -----------   -------------   -------------

Net assets, at beginning of period                 116,276        20,988            --              --              --
                                             -------------   -----------   -----------   -------------   -------------

Net assets, at end of period                 $     212,142   $    27,722   $     6,502   $      76,337   $       5,055
                                             =============   ===========   ===========   =============   =============


  (a) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (c) Sub-Account name change from Janus Aggressive Growth to Janus Mid Cap Growth effective May 1, 2003
  (d) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (e) For the period January 1, 2003 to April 25, 2003 (ceased operations)
  (f) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (g) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (h) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (I) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 20 28, 2003.
  (j) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective Ap e April 28, 2003.
  (k) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
  (l) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam Internationnational Equity Fund).
  (m) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Large Cap Growth Fund).
  (n) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Mon Money Market
      Fund).
  (o) For the period April 28, 2003 (commencement of operations) to December 31, 2003

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003


                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003



                                                                                                                       SCUDDER
                                                                            SCUDDER VIT   SCUDDER VIT     SCUDDER      VARIABLE
                                              PUTNAM VT        PUTNAM VT    EAFE EQUITY   EQUITY 500       SMALL        SERIES
                                              SMALL CAP        VOYAGER         INDEX         INDEX       CAP INDEX      I BOND
                                             VALUE FUND -       FUND -         FUND -        FUND -        FUND -     PORTFOLIO -
                                             CLASS IB (f)    CLASS IB (f)     CLASS A       CLASS A       CLASS A     CLASS A (g)
                                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                             ------------    ------------   -----------   -----------   -----------   -----------
Income:
   Dividends                                 $         --    $         --   $     1,089   $    24,510   $       257   $        --
   Miscellaneous income (loss)                        (12)              7          (480)       (2,040)         (367)            1

Expenses:
   Mortality and expense risk, and
    administrative charge                              46               2           166        14,051           178             1
                                             ------------    ------------   -----------   -----------   -----------   -----------

   Net investment income (loss)                       (58)              5           443         8,419          (288)           --
                                             ------------    ------------   -----------   -----------   -----------   -----------

   Net change in unrealized appreciation
    (depreciation)on investments                    3,396             213        13,526       539,445        12,440           116

   Realized gain on sale of fund shares                --              --            --            --            --            --

   Realized gain (loss) distributions                 176               6          (855)      (21,073)        1,507             0
                                             ------------    ------------   -----------   -----------   -----------   -----------

Net realized and unrealized gain (loss)
 on investments                                     3,572             219        12,671       518,372        13,947           116
                                             ------------    ------------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
 resulting from operations                          3,514             224        13,114       526,791        13,659           116
                                             ------------    ------------   -----------   -----------   -----------   -----------

Contract owners activity:
   Payments received from contract owners           2,316              --        17,830       437,376        13,648            --

   Net transfers between subaccounts
    and/or fixed account                           20,004           1,561        76,015       180,302        40,394           537

   Withdrawals and surrenders                          --              --        (1,194)       (6,386)       (2,277)           --

   Cost of insurance and benefits provided
    by riders                                        (316)            (33)       (2,464)      (56,258)       (2,338)          (14)

   Contract maintenance charge                       (813)            (15)       (1,840)      (49,529)       (1,632)          (17)
                                             ------------    ------------   -----------   -----------   -----------   -----------

Net increase (decrease) from contract
 activity                                          21,191           1,513        88,347       505,505        47,795           506
                                             ------------    ------------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets              24,705           1,737       101,461     1,032,296        61,454           622
                                             ------------    ------------   -----------   -----------   -----------   -----------

Net assets, at beginning of period                     --              --        17,997     1,794,431        19,195            --
                                             ------------    ------------   -----------   -----------   -----------   -----------

Net assets, at end of period                 $     24,705    $      1,737   $   119,458   $ 2,826,727   $    80,649   $       622
                                             ============    ============   ===========   ===========   ===========   ===========



                                                                                            TOUCHSTONE
                                             TOUCHSTONE                     TOUCHSTONE        EAGLE
                                                BARON       TOUCHSTONE     THIRD AVENUE      CAPITAL       TOUCHSTONE
                                              SMALL CAP      EMERGING         VALUE        APPRECIATION   ENHANCED 30
                                               FUND (h)     GROWTH FUND      FUND (i)        FUND (j)        FUND
                                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                             -----------    -----------    ------------    ------------   -----------
Income:
   Dividends                                 $        --    $        --    $        425    $      2,554   $     1,036
   Miscellaneous income (loss)                      (842)           116          (2,780)         (5,247)         (550)

Expenses:
   Mortality and expense risk, and
    administrative charge                            601          2,670           1,867          13,091           436
                                             -----------    -----------    ------------    ------------   -----------
   Net investment income (loss)                   (1,443)        (2,554)         (4,222)        (15,784)           50
                                             -----------    -----------    ------------    ------------   -----------

   Net change in unrealized appreciation
    (depreciation) on investments                 33,138        162,876         147,971         473,168        25,442

   Realized gain on sale of fund shares               --          4,788              --              --            --

   Realized gain (loss) distributions              2,475         (4,759)          8,412          42,046        (1,683)
                                             -----------    -----------    ------------    ------------   -----------
Net realized and unrealized gain (loss)
 on investments                                   35,613        162,905         156,383         515,214        23,759
                                             -----------    -----------    ------------    ------------   -----------

Net increase (decrease) in net assets
 resulting from operations                        34,170        160,351         152,161         499,430        23,809
                                             -----------    -----------    ------------    ------------   -----------

Contract owners activity:
   Payments received from contract owners         18,065        104,146          61,085          40,857        22,635

   Net transfers between subaccounts
    and/or fixed account                         132,076         87,834         322,456       1,178,283        17,040

   Withdrawals and surrenders                       (396)       (11,416)         (3,424)         (3,151)         (329)

   Cost of insurance and benefits provided
    by riders                                     (7,964)       (20,271)        (19,720)        (17,670)       (5,932)

   Contract maintenance charge                    (3,686)       (12,886)         (9,971)        (14,123)       (1,927)
                                             -----------    -----------    ------------    ------------   -----------

Net increase (decrease) from contract
  activity                                       138,095        147,407         350,426       1,184,196        31,487
                                             -----------    -----------    ------------    ------------   -----------

Net increase (decrease) in net assets            172,265        307,758         502,587       1,683,626        55,296
                                             -----------    -----------    ------------    ------------   -----------

Net assets, at beginning of period                    --        277,307          53,610         711,593        51,013
                                             -----------    -----------    ------------    ------------   -----------

Net assets, at end of period                 $   172,265    $   585,065    $    556,197    $  2,395,219   $   106,309
                                             ===========    ===========    ============    ============   ===========


  (a) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (c) Sub-Account name change from Janus Aggressive Growth to Janus Mid Cap Growth effective May 1, 2003
  (d) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (e) For the period January 1, 2003 to April 25, 2003 (ceased operations)
  (f) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (g) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (h) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (i) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 20 28, 2003.
  (j) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective Ap e April 28, 2003.
  (k) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
  (l) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam Internationnational Equity Fund).
  (m) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Large Cap Growth Fund).
  (n) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Mon Money Market
      Fund).
  (o) For the period April 28, 2003 (commencement of operations) to December 31, 2003

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003


                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003




                                                                                           TOUCHSTONE                 TOUCHSTONE
                                                 TOUCHSTONE    TOUCHSTONE    TOUCHSTONE       HIGH       TOUCHSTONE     MONEY
                                                 VALUE PLUS     GROWTH &       BALANCED     YIELD BOND     CORE BOND    MARKET
                                                    FUND      INCOME FUND        FUND          FUND        FUND (k)       FUND
                                                SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                                -----------   -----------    -----------   -----------   -----------  -----------
Income:
   Dividends                                    $    19,941   $     1,547    $       104   $   198,161   $    65,827  $     4,082
   Miscellaneous income (loss)                       (4,188)          (21)           105            (2)          349         (367)

Expenses:
   Mortality and expense risk, and
     administrative charge                           13,648           255            130        14,630        12,568        3,717
                                                -----------   -----------    -----------   -----------   -----------  -----------

   Net investment income (loss)                       2,105         1,271             79       183,529        53,608           (2)
                                                -----------   -----------    -----------   -----------   -----------  -----------

   Net change in unrealized appreciation
    (depreciation) on investments                   505,774         9,099          2,956       197,670         8,045       11,820

   Realized gain on sale of fund shares                  --           275             --            --            --           --

   Realized gain (loss) distributions               (13,801)       (1,261)          (124)       37,624        (7,596)          --
                                                -----------   -----------    -----------   -----------   -----------  -----------

Net realized and unrealized gain
  (loss) on investments                             491,973         8,113          2,832       235,294           449       11,820
                                                -----------   -----------    -----------   -----------   -----------  -----------

Net increase (decrease) in net assets
   resulting from operations                        494,078         9,384          2,911       418,823        54,057       11,818
                                                -----------   -----------    -----------   -----------   -----------  -----------

Contract owners activity:
   Payments received from contract owners            81,051        13,046          2,907       153,616        38,424    1,318,542

   Net transfers between subaccounts
     and/or fixed account                         1,020,549         5,583            792     1,005,678       794,332       94,276

   Withdrawals and surrenders                        (1,285)         (364)          (158)         (297)       (2,699)    (567,306)

   Cost of insurance and benefits
       provided by riders                           (18,892)       (2,076)        (1,240)      (19,230)      (16,215)     (45,113)

   Contract maintenance charge                      (16,990)         (673)          (383)      (18,648)      (13,968)     (21,827)
                                                -----------   -----------    -----------   -----------   -----------  -----------

Net increase (decrease) from contract activity    1,064,433        15,516          1,918     1,121,119       799,874      778,572
                                                -----------   -----------    -----------   -----------   -----------  -----------

Net increase (decrease) in net assets             1,558,511        24,900          4,829     1,539,942       853,931      790,390
                                                -----------   -----------    -----------   -----------   -----------  -----------

Net assets, at beginning of period                  869,441        20,264         12,799       892,449       900,186          111
                                                -----------   -----------    -----------   -----------   -----------  -----------

Net assets, at end of period                    $ 2,427,952   $    45,164    $    17,628   $ 2,432,391   $ 1,754,117  $   790,501
                                                ===========   ===========    ===========   ===========   ===========  ===========




                                                                                                                      VAN KAMPEN
                                                                                                                          UIF
                                                                                           VAN KAMPEN    VAN KAMPEN    EMERGING
                                                                                               LIT           LIT        MARKETS
                                                                             TOUCHSTONE    COMSTOCK       EMERGING      EQUITY
                                                TOUCHSTONE    TOUCHSTONE       STANDBY     PORTFOLIO -     GROWTH     PORTFOLIO -
                                               INTERNATIONAL  GROWTH/VALUE     INCOME        CLASS       PORTFOLIO -     CLASS
                                               EQUITY FUND(l)   FUND (m)       FUND (n)       II (o)     CLASS II(o)     II(o)
                                                SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                               -------------  ------------   -----------   -----------   -----------  -----------
Income:
   Dividends                                   $         760  $         --   $    10,516   $        --   $        --  $        --
   Miscellaneous income (loss)                          (122)          (94)        1,058            (1)            0           (5)

Expenses:
   Mortality and expense risk, and
      administrative charge                              254           354         2,723             8            --            1
                                               -------------  ------------   -----------   -----------   -----------  -----------

   Net investment income (loss)                          384          (447)        8,851            (9)            0           (6)
                                               -------------  ------------   -----------   -----------   -----------  -----------

   Net change in unrealized appreciation
     (depreciation) on investments                    30,467        11,392           863           657           119          265

   Realized gain on sale of fund shares                   --            --            --            --            --           --

   Realized gain (loss) distributions                (26,870)        2,076          (137)           26            --           22
                                               -------------  ------------   -----------   -----------   -----------  -----------

Net realized and unrealized gain
   (loss) on investments                               3,597        13,468           727           683           119          287
                                               -------------  ------------   -----------   -----------   -----------  -----------

Net increase (decrease) in net assets
   resulting from operations                           3,981        13,020         9,577           674           119          281
                                               -------------  ------------   -----------   -----------   -----------  -----------

Contract owners activity:
   Payments received from
      contract owners                                 13,434        11,279       660,149         4,012            --          131

   Net transfers between subaccounts
      and/or fixed account                           (65,107)     (185,016)   (5,047,624)        1,769            --          763

   Withdrawals and surrenders                         (5,203)           --            (0)           --            --           --

   Cost of insurance and benefits
     provided by riders                               (2,245)       (2,165)      (19,947)         (107)           --          (51)

   Contract maintenance charge                          (667)       (2,209)      (12,450)          (96)           --          (17)
                                               -------------  ------------   -----------   -----------   -----------  -----------

Net increase (decrease) from contract activity       (59,788)     (178,111)   (4,419,872)        5,578            --          826
                                               -------------  ------------   -----------   -----------   -----------  -----------

Net increase (decrease) in net assets                (55,807)     (165,091)   (4,410,295)        6,252           119        1,107
                                               -------------  ------------   -----------   -----------   -----------  -----------

Net assets, at beginning of period                    55,807       165,091     4,410,295            --            --           --
                                               -------------  ------------   -----------   -----------   -----------  -----------

Net assets, at end of period                   $          --  $         --   $        --   $     6,252   $       119  $     1,107
                                               =============  ============   ===========   ===========   ===========  ===========


  (a) For the period April 28, 2003 (commencement of operations) to December
      31, 2003
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (c) Sub-Account name change from Janus Aggressive Growth to Janus Mid Cap Growth effective May 1, 2003
  (d) For the period April 28, 2003 (commencement of operations) to December 31, 2003 (e) For the period January 1, 2003 to April 25, 2003 (ceased operations)
  (f) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (g) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (h) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (I) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 20 28, 2003.
  (j) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective Ap e April 28, 2003.
  (k) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
  (l) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam Internationnational Equity Fund).
  (m) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Large Cap Growth Fund).
  (n) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Mon Money Market
      Fund).
  (o) For the period April 28, 2003 (commencement of operations) to December 31, 2003

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003


                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002



                                                                               ALGER
                                                             AIM V. I.        AMERICAN         ALGER      SCUDDER VIT   SCUDDER VIT
                                               AIM V.I.      GOVERNMENT        SMALL         AMERICAN     EAFE EQUITY   EQUITY 500
                                               GROWTH       SECURITIES     CAPITALIZATION     GROWTH       INDEX (a)     INDEX (a)
                                             SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                             -----------    -----------    --------------   -----------   -----------   -----------
Income:
   Dividends                                 $        --    $       446    $           --   $        53   $       290   $    20,479
   Miscellaneous income (loss)                    (1,270)            26               348        (1,843)          (73)        2,730

Expenses:
   Mortality and expense risk, and
    administrative charge                          1,074            194               450         1,163           347         9,968
                                             -----------    -----------    --------------   -----------   -----------   -----------

   Net investment income (loss)                   (2,344)           278              (102)       (2,953)         (130)       13,241
                                             -----------    -----------    --------------   -----------   -----------   -----------

   Net change in unrealized appreciation
   (depreciation) on investments                  10,846          1,244           (10,451)      (19,769)         (381)     (293,710)

   Realized gain on sale of fund shares               --             --                --            --            --            --

   Realized gain (loss) distributions            (56,657)           352            (5,105)      (33,130)      (13,338)     (185,769)
                                             -----------    -----------    --------------   -----------   -----------   -----------

Net realized and unrealized gain (loss) on
  investments                                    (45,811)         1,596           (15,556)      (52,899)      (13,719)     (479,479)
                                             -----------    -----------    --------------   -----------   -----------   -----------

Net increase (decrease) in net assets
 resulting from operations                       (48,155)         1,874           (15,658)      (55,852)      (13,849)     (466,238)
                                             -----------    -----------    --------------   -----------   -----------   -----------


Contract owners activity:
   Payments received from contract owners         31,684          1,960            12,095        30,682         5,535       105,214

   Net transfers between subaccounts
    and/or fixed account                         (23,294)         3,708             1,174       (26,527)      (15,284)    1,351,242

   Withdrawals and surrenders                     (2,935)            --              (785)       (1,396)          (16)       (2,812)

   Cost of insurance and benefits provided
    by riders                                    (12,827)          (929)           (4,620)      (14,835)       (1,808)      (55,421)

   Contract maintenance charge                    (3,447)          (247)           (1,465)       (3,333)       (1,406)      (33,832)
                                             -----------    -----------    --------------   -----------   -----------   -----------

Net increase (decrease) from contract
 activity                                        (10,819)         4,492             6,399       (15,409)      (12,979)    1,364,391
                                             -----------    -----------    --------------   -----------   -----------   -----------

Net increase (decrease) in net assets            (58,974)         6,366            (9,259)      (71,261)      (26,828)      898,153
                                             -----------    -----------    --------------   -----------   -----------   -----------


Net assets, at beginning of period               164,860         17,697            56,277       180,207        44,825       896,278
                                             -----------    -----------    --------------   -----------   -----------   -----------


Net assets, at end of period                 $   105,886    $    24,063    $       47,018   $   108,947   $    17,997   $ 1,794,431
                                             ===========    ===========    ==============   ===========   ===========   ===========




                                                                                           FIDELITY
                                                             FIDELITY       FIDELITY          VIP        FIDELITY
                                                            VIP EQUITY         VIP          GROWTH &        VIP
                                               SCUDDER       -INCOME        CONTRAFUND      INCOME        GROWTH
                                              VIT SMALL     PORTFOLIO -    PORTFOLIO -     PORTFOLIO -  PORTFOLIO -
                                                CAP           SERVICE        SERVICE        SERIVCE       SERIVCE
                                             INDEX (a)        CLASS 2        CLASS 2        CLASS 2       CLASS 2
                                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                             -----------    -----------    -----------    -----------   -----------
Income:
   Dividends                                 $       150    $     1,130    $       904    $     2,419   $        82
   Miscellaneous income (loss)                       (13)           430           (104)          (375)         (341)

Expenses:
   Mortality and expense risk, and
    administrative charge                            235            758            579            948           495
                                             -----------    -----------    -----------    -----------   -----------

   Net investment income (loss)                      (98)           802            221          1,096          (754)
                                             -----------    -----------    -----------    -----------   -----------

   Net change in unrealized appreciation
   (depreciation) on investments                    (381)       (15,544)       (12,351)        (9,070)      (18,836)

   Realized gain on sale of fund shares               11          1,405             --             --            --

   Realized gain (loss) distributions             (8,922)       (14,182)        (2,809)       (27,455)       (9,849)
                                             -----------    -----------    -----------    -----------   -----------

Net realized and unrealized gain (loss) on
 investments                                      (9,292)       (28,321)       (15,160)       (36,525)      (28,685)
                                             -----------    -----------    -----------    -----------   -----------

Net increase (decrease) in net assets
 resulting from operations                        (9,390)       (27,519)       (14,939)       (35,429)      (29,439)
                                             -----------    -----------    -----------    -----------   -----------

Contract owners activity:
   Payments received from contract owners          3,684         50,312         37,582         28,623        40,328

   Net transfers between subaccounts
    and/or fixed account                         (11,270)        82,185         22,968        (37,211)       30,381

   Withdrawals and surrenders                         --           (397)          (375)          (188)           --

   Cost of insurance and benefits provided
    by riders                                     (1,164)       (10,533)        (7,071)        (4,263)       (6,602)

   Contract maintenance charge                      (886)        (5,975)        (4,961)        (3,182)       (4,948)
                                             -----------    -----------    -----------    -----------   -----------

Net increase (decrease) from contract
 activity                                         (9,636)       115,592         48,143        (16,221)       59,159
                                             -----------    -----------    -----------    -----------   -----------

Net increase (decrease) in net assets            (19,026)        88,073         33,204        (51,650)       29,720
                                             -----------    -----------    -----------    -----------   -----------

Net assets, at beginning of period                38,221         63,957        124,400        193,145        63,681
                                             -----------    -----------    -----------    -----------   -----------

Net assets, at end of period                 $    19,195    $   152,030    $   157,604    $   141,495   $    93,401
                                             ===========    ===========    ===========    ===========   ===========


  (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002
  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2002


                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002


                                              FIDELITY                                  FIDELITY
                                                VIP         FIDELITY      FIDELITY         VIP
                                               ASSET           VIP           VIP          MONEY
                                               MANAGER       BALANCED      MID CAP     MARKET FUND      JANUS         JANUS
                                             PORTFOLIO -   PORTFOLIO -   PORTFOLIO -   PORTFOLIO -      ASPEN         ASPEN
                                               SERVICE       SERVICE       SERVICE       INITIAL      AGGRESSIVE     CAPITAL
                                               CLASS 2       CLASS 2       CLASS 2        CLASS        GROWTH      APPRECIATION
                                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                             -----------   -----------   -----------   -----------   -----------   ------------
Income:
   Dividends                                 $        62   $     2,549   $       999   $     1,775   $        --   $        328
   Miscellaneous income (loss)                        11           (65)          575            37             6            (73)

Expenses:
   Mortality and expense risk, and
     administrative charge                            45           441           590         4,896            58            770
                                             -----------   -----------   -----------   -----------   -----------   ------------

   Net investment income (loss)                       28         2,043           984        (3,084)          (52)          (515)
                                             -----------   -----------   -----------   -----------   -----------   ------------

   Net change in unrealized appreciation
    (depreciation) on investments                   (643)       (8,752)      (12,613)           --        (1,545)        (2,635)

   Realized gain on sale of fund shares               --            --            --            --            --             --

   Realized gain (loss) distributions                 15        (2,568)       (2,837)           --          (694)       (16,044)
                                             -----------   -----------   -----------   -----------   -----------   ------------

Net realized and unrealized gain
 (loss) on investments                              (628)      (11,320)      (15,450)           --        (2,239)       (18,679)
                                             -----------   -----------   -----------   -----------   -----------   ------------

Net increase (decrease) in net assets
   resulting from operations                        (600)       (9,277)      (14,466)       (3,084)       (2,291)       (19,194)
                                             -----------   -----------   -----------   -----------   -----------   ------------

Contract owners activity:
   Payments received from
    contract owners                                6,969        43,786        32,472        98,525        13,546         13,329

   Net transfers between subaccounts
             and/or fixed account                    (28)       31,809       119,969       165,311         3,947        (64,724)

   Withdrawals and surrenders                         --          (381)           --            --            --             --

   Cost of insurance and benefits
       provided by riders                           (345)       (6,399)       (4,548)      (28,019)       (1,751)        (3,190)

   Contract maintenance charge                      (298)       (3,349)       (3,628)      (17,745)       (1,067)        (2,487)
                                             -----------   -----------   -----------   -----------   -----------   ------------

Net increase (decrease)
  from contract activity                           6,298        65,466       144,265       218,072        14,675        (57,072)
                                             -----------   -----------   -----------   -----------   -----------   ------------

Net increase (decrease) in net assets              5,698        56,189       129,799       214,988        12,384       (76,266)
                                             -----------   -----------   -----------   -----------   -----------   ------------

Net assets, at beginning of period                 1,535        86,577       113,551        25,668         2,709        119,004
                                             -----------   -----------   -----------   -----------   -----------   ------------

Net assets, at end of period                 $     7,233   $   142,766   $   243,350   $   240,656   $    15,093   $     42,738
                                             ===========   ===========   ===========   ===========   ===========   ============





                                                                 LEGENDS
                                                                  HARRIS                                                 MFS VIT
                                                    JANUS        BRETALL                     LEGENDS                    EMERGING
                                                    ASPEN        SULLIVAN      LEGENDS       GABELLI       LEGENDS       GROWTH
                                                    WORLD        & SMITH        THIRD         LARGE         BARON        SERIES -
                                                    WIDE         EQUITY        AVENUE          CAP          SMALL        INITIAL
                                                   GROWTH        GROWTH         VALUE         VALUE          CAP          CLASS
                                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Income:
   Dividends                                     $       455   $        --   $     5,063   $        65   $        --   $        --
   Miscellaneous income (loss)                           180            (1)          425        (1,565)           89          (964)

Expenses:
   Mortality and expense risk, and
      administrative charge                              555             6         1,289           373           245           833
                                                 -----------   -----------   -----------   -----------   -----------   -----------

   Net investment income (loss)                           80            (7)        4,199        (1,873)         (156)       (1,797)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

   Net change in unrealized appreciation
     (depreciation) on investments                   (10,861)          (83)      (24,764)      (16,511)       (6,399)       10,280

   Realized gain on sale of fund shares                   --            --            --            --            --            --

   Realized gain (loss) distributions                (13,440)         (173)      (25,279)      (13,572)         (187)      (50,963)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net realized and unrealized gain
  (loss) on investments                              (24,301)         (256)      (50,043)      (30,083)       (6,586)      (40,683)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  resulting from operations                          (24,221)         (263)      (45,844)      (31,956)       (6,742)      (42,480)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Contract owners activity:
   Payments received from
     contract owners                                  32,537         4,454        55,117        38,466        16,295        25,312

   Net transfers between subaccounts
       and/or fixed account                          (14,086)          399        50,789        51,728        47,216       (20,605)

   Withdrawals and surrenders                            (11)           --            --           (11)           --        (5,543)

   Cost of insurance and benefits
       provided by riders                             (3,472)       (1,363)       (8,160)       (5,262)       (2,989)      (10,500)

   Contract maintenance charge                        (2,616)         (356)       (5,277)       (2,716)       (2,556)       (2,014)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) from contract activity        12,352         3,134        92,469        82,205        57,966       (13,350)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets                (11,869)        2,871        46,625        50,249        51,224       (55,830)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net assets, at beginning of period                    68,980            92       192,983        84,506        21,760       134,534
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net assets, at end of period                     $    57,111   $     2,963   $   239,608   $   134,755   $    72,984   $    78,704
                                                 ===========   ===========   ===========   ===========   ===========   ===========


  (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002
  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2002


                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002



                                                                          MFS
                                          MFS VIT     MFS CAPITAL      EMERGING    MFS MID CAP      MFS NEW
                                         INVESTORS    OPPORTUNITIES     GROWTH       GROWTH        DISCOVERY
                                          TRUST -        SERIES-        SERIES-      SERIES-         SERIES-      OPPENHEIMER
                                          INITIAL       SERVICE         SERVICE      SERVICE        SERVICE       AGGRESSIVE
                                           CLASS         CLASS           CLASS       CLASS           CLASS          GROWTH
                                        SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNNT    SUB-ACCOUNT
                                        -----------   -------------   -----------  -----------    ------------    -----------
Income:
   Dividends                            $       360   $          --    $       --  $        --    $         --    $       102
   Miscellaneous income (loss)                  296             437            19         (356)            (12)           (26)

Expenses:
   Mortality and expense risk, and
    administrative charge                       603             689            97          971              86            105
                                        -----------   -------------   -----------  -----------    ------------    -----------

   Net investment income (loss)                  53            (252)          (78)      (1,327)            (98)           (29)
                                        -----------   -------------   -----------  -----------    ------------    -----------

   Net change in unrealized
    appreciation (depreciation) on
    investments                             (11,855)        (29,431)       (5,216)     (25,539)         (3,007)        (5,650)

   Realized gain on sale of fund
    shares                                       --              --            --           --              --             --

   Realized gain (loss) distributions        (4,401)        (22,716)       (1,018)     (50,425)           (664)          (609)
                                        -----------   -------------   -----------  -----------    ------------    -----------

Net realized and unrealized gain (loss)
on investments                              (16,256)        (52,147)       (6,234)     (75,964)         (3,671)        (6,259)
                                        -----------   -------------   -----------  -----------    ------------    -----------

Net increase (decrease) in net assets
resulting from operations                   (16,203)        (52,399)       (6,312)     (77,291)         (3,769)        (6,288)
                                        -----------   -------------   -----------  -----------    ------------    -----------

Contract owners activity:
   Payments received from contract
    owners                                   13,175          66,876         7,002       64,759           6,574          4,900

   Net transfers between subaccounts
    and/or fixed account                     (2,085)          8,183         4,115       (8,893)         11,560          9,712

   Withdrawals and surrenders                (3,458)             --            --         (143)           (150)          (162)

   Cost of insurance and benefits
    provided by riders                       (5,294)         (3,224)       (1,285)      (5,320)         (1,453)        (1,022)

   Contract maintenance charge                 (919)         (1,986)       (1,144)      (4,030)           (932)          (844)
                                        -----------   -------------   -----------  -----------    ------------    -----------

Net increase (decrease) from contract
 activity                                     1,419          69,849         8,688       46,373          15,599         12,584
                                        -----------   -------------   -----------  -----------    ------------    -----------

Net increase (decrease) in net assets       (14,784)         17,450         2,376      (30,918)         11,830          6,296
                                        -----------   -------------   -----------  -----------    ------------    -----------

Net assets, at beginning of period           76,674         122,817        15,736      125,058          10,271         17,325
                                        -----------   -------------   -----------  -----------    ------------    -----------

Net assets, at end of period            $    61,890   $     140,267   $    18,112  $    94,140    $     22,101    $    23,621
                                        ===========   =============   ===========  ===========    ============    ===========





                                                                              PIMCO
                                                                              LONG-
                                               OPPENHEIMER   OPPENHEIMER    TERM U.S.    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                                                STRATEGIC   INTERNATIONAL   GOVERNMENT  INTERNATIONAL   EMERGING     SMALL CAP
                                                   BOND       GROWTH          BOND       EQUITY FUND   GROWTH FUND   VALUE FUND
                                               SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                               -----------  -------------  -----------  -------------  -----------  -----------
Income:
   Dividends                                   $       135  $         610  $     1,344  $         459  $     6,392  $        --
   Miscellaneous income (loss)                         (43)        (1,864)         (61)        (1,171)      (1,709)          93

Expenses:
   Mortality and expense risk, and
    administrative charge                              137            348          194            525        1,647          374
                                               -----------  -------------  -----------  -------------  -----------  -----------

   Net investment income (loss)                        (45)        (1,602)       1,089         (1,237)       3,036         (281)
                                               -----------  -------------  -----------  -------------  -----------  -----------

   Net change in unrealized appreciation
    (depreciation) on investments                    2,437        (20,610)         987          4,524      (38,596)         754

   Realized gain on sale of fund shares                 --             --          420             --        6,233           --

   Realized gain (loss) distributions                  (64)       (10,819)         862        (20,802)     (32,493)     (14,150)

                                               -----------  -------------  -----------  -------------  -----------  -----------
Net realized and unrealized gain (loss) on
  investments                                        2,373        (31,429)       2,269        (16,278)     (64,856)     (13,396)
                                               -----------  -------------  -----------  -------------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations                           2,328        (33,031)       3,358        (17,515)     (61,820)     (13,677)
                                               -----------  -------------  -----------  -------------  -----------  -----------
Contract owners activity:
   Payments received from contract owners            8,617         39,610        2,879         17,765       91,835       12,783

   Net transfers between subaccounts
    and/or fixed account                            42,433         33,737       (5,705)        (3,042)     100,622       16,708

   Withdrawals and surrenders                           --             --           --         (3,853)      (5,514)         (10)

   Cost of insurance and benefits
    provided by riders                              (2,191)        (3,685)      (1,292)        (3,223)     (14,368)      (4,677)

   Contract maintenance charge                      (1,736)        (2,036)        (339)        (1,045)      (7,942)      (1,125)
                                               -----------  -------------  -----------  -------------  -----------  -----------

Net increase (decrease) from contract
  activity                                          47,123         67,626       (4,457)         6,602      164,633       23,679
                                               -----------  -------------  -----------  -------------  -----------  -----------

Net increase (decrease) in net assets               49,451         34,595       (1,099)       (10,913)     102,813       10,002
                                               -----------  -------------  -----------  -------------  -----------  -----------

Net assets, at beginning of period                     908         81,681       22,087         66,720      174,494       43,608
                                               -----------  -------------  -----------  -------------  -----------  -----------

Net assets, at end of period                   $    50,359  $     116,276  $    20,988  $      55,807  $   277,307  $    53,610
                                               ===========  =============  ===========  =============  ===========  ===========


  (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002
  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2002


                             SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002



                                                                TOUCHSTONE
                                                 TOUCHSTONE      LARGE CAP     TOUCHSTONE     TOUCHSTONE     TOUCHSTONE
                                                GROWTH/VALUE    GROWTH FUND    ENHANCED 30    VALUE PLUS      GROWTH &
                                                    FUND           (b)            FUND           FUND        INCOME FUND
                                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                 -----------    -----------    -----------    -----------    -----------
Income:
   Dividends                                     $        --    $        --    $       706    $    10,805    $       819
   Miscellaneous income (loss)                          (410)            (5)        (2,692)          (828)          (356)

Expenses:
   Mortality and expense risk, and
     administrative charge                               517            417            324          1,409            151
                                                 -----------    -----------    -----------    -----------    -----------

   Net investment income (loss)                         (927)          (422)        (2,310)         8,568            312
                                                 -----------    -----------    -----------    -----------    -----------

   Net change in unrealized appreciation
        (depreciation) on investments                (11,027)           984            962        (34,986)        (3,294)

   Realized gain on sale of fund shares                   --             --             --             65            823

   Realized gain (loss) distributions                (33,858)           (57)       (10,465)       (18,430)        (1,063)
                                                 -----------    -----------    -----------    -----------    -----------

Net realized and unrealized gain
  (loss) on investments                              (44,885)           927         (9,503)       (53,351)        (3,534)
                                                 -----------    -----------    -----------    -----------    -----------

Net increase (decrease) in net
  assets resulting from operations                   (45,812)           505        (11,813)       (44,783)        (3,222)
                                                 -----------    -----------    -----------    -----------    -----------

Contract owners activity:
   Payments received from
      contract owners                                 50,287            662         15,562         72,221          4,481

   Net transfers between subaccounts
      and/or fixed account                            99,250        710,999        (22,696)       743,178          5,448

   Withdrawals and surrenders                             --             --           (343)          (397)          (263)

   Cost of insurance and benefits
       provided by riders                             (3,051)          (441)        (6,672)        (4,361)          (596)

   Contract maintenance charge                        (3,410)          (311)        (1,314)        (3,971)          (413)
                                                 -----------    -----------    -----------    -----------    -----------

Net increase (decrease) from contract activity       143,076        710,909        (15,463)       806,670          8,657
                                                 -----------    -----------    -----------    -----------    -----------

Net increase (decrease) in net assets                 97,264        711,414        (27,276)       761,887          5,435
                                                 -----------    -----------    -----------    -----------    -----------

Net assets, at beginning of period                    67,827            179         78,289        107,554         14,829
                                                 -----------    -----------    -----------    -----------    -----------

Net assets, at end of period                     $   165,091    $   711,593    $    51,013    $   869,441    $    20,264
                                                 ===========    ===========    ===========    ===========    ===========




                                                               TOUCHSTONE HIGH                     TOUCHSTONE       TOUCHSTONE
                                                 TOUCHSTONE       YIELD BOND      TOUCHSTONE      STANDBY INCOME   MONEY MARKET
                                               BALANCED FUND        FUND           BOND FUND          FUND             FUND
                                                SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                               -------------    -------------    -------------    -------------    -------------
Income:
   Dividends                                   $         272    $      63,996    $      78,207    $      21,534    $          33
   Miscellaneous income (loss)                            46              181              628              728               24

Expenses:
   Mortality and expense risk, and                       117              716              815            7,673               38
     administrative charge
                                               -------------    -------------    -------------    -------------    -------------

   Net investment income (loss)                          201           63,461           78,020           14,589               19
                                               -------------    -------------    -------------    -------------    -------------
   Net change in unrealized appreciation
     (depreciation) on investments                    (1,279)         (49,912)         (73,414)           1,823               --

   Realized gain on sale of fund shares                    1               --               --               --               --

   Realized gain (loss) distributions                   (272)            (848)             632           (2,910)              --
                                               -------------    -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss)
   on investments                                     (1,550)         (50,760)         (72,782)          (1,087)              --
                                               -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                           (1,349)          12,701            5,238           13,502               19
                                               -------------    -------------    -------------    -------------    -------------
Contract owners activity:
   Payments received from contract owners              2,971            4,325           14,160        9,281,247           54,675

   Net transfers between subaccounts
      and/or fixed account                              (760)         865,890          884,052       (5,177,688)         (53,428)

   Withdrawals and surrenders                             (6)              --               --           (1,016)              --

   Cost of insurance and benefits
      provided by riders                                (847)          (2,869)          (4,591)         (84,263)            (921)

   Contract maintenance charge                          (281)          (1,321)          (3,040)         (32,438)            (335)
                                               -------------    -------------    -------------    -------------    -------------
Net increase (decrease) from
   contract activity                                   1,077          866,025          890,581        3,985,842               (9)
                                               -------------    -------------    -------------    -------------    -------------

Net increase (decrease) in net assets                   (272)         878,726          895,819        3,999,344               10
                                               -------------    -------------    -------------    -------------    -------------

Net assets, at beginning of period                    13,071           13,723            4,367          410,951              101
                                               -------------    -------------    -------------    -------------    -------------

Net assets, at end of period                   $      12,799    $     892,449    $     900,186    $   4,410,295    $         111
                                               =============    =============    =============    =============    =============


  (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002
  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2002


                             SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2003

1.  ORGANIZATION

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life flexible premium ("Flexible Premium") variable universal life insurance policy. The first Pinnacle variable universal life insurance policy ("Pinnacle") was issued on March 19, 2001. The first legacy survivorship universal life policy ("Legacy") was issued on May 17, 2002. While this is a new product under the Account, it utilizes the same unit values as Pinnacle variable universal life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts are not chargeable with liabilities arising out of any other business the Company may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Account has sixty investment sub-accounts: the AIM V.I. Growth Fund - Series I, AIM V.I. Government Securities Fund- Series I, AIM V.I. Basic Value Fund - Series II, AIM V.I. Capital Appreciation Fund - Series II, AIM V.I. Growth Fund
- Series II, AIM V.I. Premier Equity Fund - Series II, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Growth & Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Balanced Portfolio - Service Class 2, Fidelity VIP Mid Cap Portfolio - Service Class 2, Fidelity VIP Money Market Fund Portfolio - Initial Class, Franklin Templeton VIP Trust Growth and Income Securities Fund - Class 2, Franklin Templeton VIP Trust Income Securities Fund - Class 2, Franklin Templeton VIP Trust U.S. Government Fund - Class 2, Franklin Templeton VIP Trust Large Cap Growth Securities Fund - Class 2, Franklin Templeton VIP Trust Foreign Securities Fund - Class 2, Franklin Templeton VIP Trust Growth Securities Fund - Class 2, Franklin Templeton VIP Trust Mutual Shares Securities Fund - Class 2, Janus Aspen Mid Cap Growth Portfolio - Service Shares, Janus Aspen Capital Appreciation Portfolio - Service Shares, Janus Aspen Worldwide Growth Portfolio - Service Shares, J.P. Morgan Series II Mid Cap Value Portfolio, MFS VIT Emerging Growth Series - Initial Class, MFS VIT Investors Trust Series - Initial Class, MFS VIT Capital Opportunities Series - Service Class, MFS VIT Emerging Growth Series - Service Class, MFS VIT Mid Cap Growth Series - Service Class, MFS VIT New Discovery Series - Service Class, Oppenheimer Aggressive Growth Fund/VA - Service Class, Oppenheimer Strategic Bond Fund/VA - Service Class, Oppenheimer International Growth Fund/VA - Service Class, PIMCO VIT Long-Term U.S. Government Bond Portfolio, Putnam VT Growth and Income Fund - Class IB, Putnam VT International Equity Fund - Class IB, Putnam VT New Opportunities Fund - Class IB, Putnam VT Small Cap Value Fund - Class IB, Putnam VT Voyager Fund - Class IB, Scudder VIT EAFE Equity Index Fund - Class A, Scudder VIT Equity 500 Index Fund - Class A, Scudder VIT Small Cap Index Fund - Class A, Scudder Variable Series I Bond Portfolio - Class A, Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements


2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

High Yield Fund, Touchstone Core Bond Fund, Touchstone Money Market Fund, Van Kampen LIT Comstock Portfolio - Class II, Van Kampen LIT Emerging Growth Portfolio - Class II, and Van Kampen UIF Emerging Markets Equity Portfolio - Class II. Each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the sub-account in which it is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements


3.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the periods ended December 31, 2003 were as follows (year ended unless otherwise noted):



                                                                 PURCHASES        SALES
                                                                -----------   -------------
  AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                            $    26,301   $      15,472
    V.I. Government Securities Fund                                   3,993           2,254
    V.I. Basic Value Fund - Series II (a)                             2,667             194
    V.I. Capital Appreciation Fund - Series II (a)                      103              --
    V.I. Growth Fund - Series II (a)                                    322              11
    V.I. Premier Equity Fund - Series II (a)                          1,113               4

  The Alger American Fund
    Small Capitalization Portfolio                                    9,611          12,173
    Growth Portfolio                                                 24,137          31,761

  Fidelity Variable Insurance Products Funds
    Equity-Income Portfolio - Service Class 2                       143,248          17,572
    Contrafund Portfolio - Service Class 2                          124,672          15,485
    Growth & Income Portfolio - Service Class 2                      51,251          15,311
    Growth Portfolio - Service Class 2                               69,878          14,593
    Asset Manager Portfolio - Service Class 2                         9,411             979
    Balanced Portfolio - Service Class 2                             93,796          18,381
    Mid Cap Portfolio - Service Class 2                             130,685          32,189
    Money Market Portfolio - Initial Class                          432,092         260,078

  Franklin Templeton Variable Insurance Products Trust (b)
    Growth and Income Securities - Class 2                            5,665              94
    Income Securities - Class 2                                       1,129             206
    U.S. Government - Class 2                                        24,535           5,863
    Large Cap Growth Securities Fund - Class 2                       16,057             393
    Templeton Foreign Securities Fund - Class 2                      17,208             684
    Templeton Growth Securities Fund - Class 2                       10,585             194
    Mutual Shares Securities Fund - Class 2                          11,204             116

  Janus Aspen Series
    Mid-Cap Growth Portfolio - Service Shares (c)                    24,261          11,203
    Capital Appreciation Portfolio - Service Shares                  92,275          34,732
    Worldwide Growth Portfolio - Service Shares                      42,267           7,031

  J.P. Morgan Series II Trust (d)
    Mid Cap Value Portfolio                                           2,632             493

  The Legends Funds, Inc. (e)
    Harris Bretail Sullivan & Smith Equity Growth Portfolio           2,793           6,006
    Third Avenue Value Portfolio                                     55,147         290,836
    Gabelli Large Cap Value Portfolio                                12,305         153,745
    Baron Small Cap Portfolio                                        30,709         105,951


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

3.  PURCHASES AND SALES OF INVESTMENTS (continued)



                                                                   PURCHASES        SALES
                                                                  -----------   -------------
  MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class                      $    24,212   $      21,857
    Investors Trust Series - Initial Class                           12,691           9,497
    Capital Opportunities Series - Service Class                     40,848           6,082
    Emerging Growth Series - Service Class                           28,573           6,446
    Mid Cap Growth Series - Service Class                            77,194          17,738
    New Discovery Series - Service Class                             23,206           3,665

  Oppenheimer Variable Account Funds
    Oppenheimer Aggressive Growth Fund/VA - Service Class            86,868          41,015
    Oppenheimer Strategic Bond Fund/VA - Service Class               43,712          10,306

  Oppenheimer's Panorama Series Fund, Inc.
    Oppenheimer International Growth Fund/VA - Service Class         72,119          37,683

  PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio                         10,670           3,726

  Putnam Variable Trust (f)
    Growth and Income Fund - Class IB                                10,193           4,243
    International Equity Fund - Class IB                             66,834           2,310
    New Opportunities Fund - Class IB                                 4,968             242
    Small Cap Value Fund - Class IB                                  22,351           1,109
    Voyager Fund - Class IB                                           1,670              50

  Scudder Investments VIT Funds
    EAFE Equity Index Fund - Class A                                105,394          16,713
    Equity 500 Index Fund - Class A                                 636,238         135,239
    Small Cap Index Fund - Class A                                   56,785           9,275

  Scudder Variable Series I (g)
    Bond Portfolio - Class A                                            637              31


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

3.  PURCHASES AND SALES OF INVESTMENTS (continued)



                                                               PURCHASES       SALES
                                                              -----------   -------------
 Touchstone Variable Series Trust
   Baron Small Cap Fund (h)                                       149,479          12,653
   Emerging Growth Fund                                           199,523          49,885
   Third Avenue Value Fund (I)                                    436,378          90,179
   Eagle Capital Appreciation Fund (j)                          2,831,556       1,661,896
   Enhanced 30 Fund                                                44,089          12,595
   Value Plus Fund                                              1,135,898          69,383
   Growth & Income Fund                                            22,389           5,325
   Balanced Fund                                                    3,599           1,599
   High Yield Bond Fund                                         1,694,590         389,939
   Core Bond Fund (k)                                           1,013,768         160,286
   Money Market Fund                                            2,405,138       1,614,760
   International Equity Fund (l)                                   14,483          73,989
   Growth/Value Fund (m)                                           42,308         222,117
   Standby Income Fund (n)                                        625,858       5,035,890

 Van Kampen Life Investment Trust (o)
   Comstock Portfolio - Class II                                    5,860             188
   Emerging Growth Portfolio - Class II                               150              71

 Van Kampen The Universal Institutional Funds, Inc. (o)
   Emerging Markets Equity Portfolio - Class II                       945              --
                                                              -----------   -------------
                                                              $13,423,225   $  10,781,986
                                                              ===========   =============


(a) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(c) Sub-Account name change from Janus Aggressive Growth Fund to Janus Mid Cap Growth Fund effective May 1, 2003
(d) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(e) For the period January 1, 2003 to April 25, 2003 (ceased operations)
(f) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(g) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(h) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(I) Sub-Account name change from Small Cap Value Fund to Third Avenue Value Fund effective April 28, 2003
(j) Sub-Account name change from Large Cap Growth Fund to Eagle Capital Appreciation effective November 1, 2003
(k) Sub-Account name change from Bond Fund to Core Bond Fund effective April 28, 2003
(l) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund).
(m) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
    Fund).
(n) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund).
(o) For the period April 28, 2003 (commencement of operations) to December 31, 2003

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

4.  EXPENSES AND RELATED PARTY TRANSACTIONS

The Company deducts a premium expense charge to cover the cost of distributing the policies. For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment. For Pinnacle and Legacy, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%. In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50% with a maximum of 3.50%. Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%. In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

A tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. For Flexible Premium policies, the maximum monthly expense charge is $7 with the current monthly expense charge at $6. For Pinnacle and Legacy policies, the maximum monthly expense charge is $9 with the current monthly expense charge at $7.50. This charge is also deducted on each monthly anniversary day.

The Company also makes certain deductions on a pro rata basis from accumulation unit values of each sub-account in order to compensate the Company for its assumption of mortality and expense risks. The charges are made daily at an annual effective rate not to exceed 1.00% for Flexible Premium policies and 0.90% for Pinnacle and Legacy policies. As of December 31, 2002 the effective annual rate of the Flexible Premium charges is 0.90% and 0.70% for Pinnacle and Legacy.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

4.  EXPENSES AND RELATED PARTY TRANSACTIONS (continued)

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies. For Pinnacle and Legacy policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for the periods ended December 31, 2003 and 2002 (year ended unless otherwise noted):

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE



                                                                            2003
                                                     ---------------------------------------------------
                                                                                 TRANSFERS
                                                                                  BETWEEN
                                                        UNITS        UNITS         SUB       NET INCREASE
                                                      PURCHASED    REDEEMED      ACCOUNTS     (DECREASE)
                                                     ----------   ----------    ----------    ----------

AIM V.I. Growth Fund                                      6,865       (3,778)         (571)        2,516
AIM V.I. Government Securities Fund                         159         (141)           90           108

Alger American Small Capitalization Portfolio             2,203       (1,174)       (1,226)         (197)
Alger American Growth Portfolio                           4,257       (2,464)       (2,496)         (703)

Fidelity VIP Equity-Income Portfolio - Service
 Class 2                                                    405         (231)        3,995         4,169
Fidelity VIP Contrafund Portfolio - Service Class 2         264         (127)          707           844
Fidelity VIP Growth & Income Portfolio - Service
 Class 2                                                     95          (75)          567           587
Fidelity VIP Growth Portfolio - Service Class 2             167          (47)           23           143
Fidelity VIP Asset Manager Portfolio - Service
 Class 2                                                    140          (38)          503           605
Fidelity VIP Balanced Portfolio - Service Class 2           215          (99)           44           160
Fidelity VIP Mid Cap Portfolio - Service Class 2            220         (110)        1,555         1,665

MFS VIT Emerging Growth Series - Initial Class            4,238       (2,984)         (657)          597
MFS VIT Investors Trust Series - Initial Class            1,911       (1,530)           90           471
MFS VIT Capital Opportunities Series - Service
Class                                                       418          (69)          503           852
MFS VIT Mid Cap Growth Series - Service Class               757          (95)           23           685
MFS VIT New Discovery Series - Service Class                226          (84)           (3)          139

PIMCO VIT Long-Term U.S. Government Bond                    426         (256)          239           409

Putnam VT International Equity Fund - Class IB (a)          495         (199)        5,456         5,752

Scudder VIT EAFE Equity Index - Class A                     240           (6)          230           464
Scudder VIT Equity 500 Index - Class A                    1,065        2,849          (529)        3,385
Scudder VIT Small Cap Index - Class A                       229          (39)          575           765

Touchstone Baron Small Cap Fund (b)                           4           (6)          153           151
Touchstone Emerging Growth Fund                           1,619       (1,014)          502         1,107
Touchstone Third Avenue Value Fund (c)                      459         (306)          349           502
Touchstone Eagle Capital Appreciation Fund (d)              524         (219)        9,394         9,699
Touchstone Enhanced 30 Fund                                 869         (369)         (370)          130
Touchstone Value Plus Fund                                  859         (207)         (622)           30
Touchstone Growth & Income Fund                             470         (241)          327           556
Touchstone Balanced Fund                                    246         (151)           63           158
Touchstone High Yield Fund                                   85         (133)          173           125
Touchstone Core Bond Fund (e)                               178         (166)       (5,236)       (5,224)
Touchstone Money Market Fund                              4,846       (1,536)         (687)        2,623
Touchstone International Equity Fund (f)                  2,537       (1,472)      (11,339)      (10,274)
Touchstone Growth/Value Fund (g)                            222          (90)       (4,760)       (4,628)
Touchstone Standby Income Fund (h)                          229         (147)       (5,337)       (5,255)




                                                                              2002
                                                      ------------------------------------------------------
                                                                                    TRANSFERS
                                                                                     BETWEEN
                                                        UNITS          UNITS          SUB        NET INCREASE
                                                      PURCHASED      REDEEMED       ACCOUNTS      (DECREASE)
                                                      ----------    ----------     ----------     ----------
AIM V.I. Growth Fund                                       6,338        (3,686)        (4,238)        (1,586)
AIM V.I. Government Securities Fund                          162           (97)           319            384

Alger American Small Capitalization Portfolio              2,140        (1,195)           230          1,175
Alger American Growth Portfolio                            4,253        (2,700)        (3,366)        (1,813)

Fidelity VIP Equity-Income Portfolio - Service Class 2       238          (291)           712            659
Fidelity VIP Contrafund Portfolio - Service Class 2           75           (60)           446            461
Fidelity VIP Growth & Income Portfolio - Service
Class 2                                                       34           (22)            98            110
Fidelity VIP Growth Portfolio - Service Class 2               62           (46)            28             44
Fidelity VIP Asset Manager Portfolio - Service Class 2        --            --             --             --
Fidelity VIP Balanced Portfolio - Service Class 2            204           (89)            (1)           114
Fidelity VIP Mid Cap Portfolio - Service Class 2             157           (37)         1,894          2,014

MFS VIT Emerging Growth Series - Initial Class             4,030        (2,651)        (3,133)        (1,754)
MFS VIT Investors Trust Series - Initial Class             1,766        (1,217)          (281)           268
MFS VIT Capital Opportunities Series - Service               257           (95)            40            202
Class
MFS VIT Mid Cap Growth Series - Service Class                331           (75)           628            884
MFS VIT New Discovery Series - Service Class                 200           (46)           937          1,091

PIMCO VIT Long-Term U.S. Government Bond                     218          (121)          (429)          (332)

Putnam VT International Equity Fund - Class IB (a)            --            --             --             --

Scudder VIT EAFE Equity Index - Class A                       11            (3)           (41)           (33)
Scudder VIT Equity 500 Index - Class A                       987        (1,749)          (987)        (1,749)
Scudder VIT Small Cap Index - Class A                        113           (14)           189            288

Touchstone Baron Small Cap Fund (b)                           --            --             --             --
Touchstone Emerging Growth Fund                            1,476          (699)           807          1,584
Touchstone Third Avenue Value Fund (c)                       715          (269)           (47)           399
Touchstone Eagle Capital Appreciation Fund (d)                73           (30)            22             65
Touchstone Enhanced 30 Fund                                  715          (503)        (3,965)        (3,753)
Touchstone Value Plus Fund                                   486           (12)           148            622
Touchstone Growth & Income Fund                              476          (135)           551            892
Touchstone Balanced Fund                                     263          (101)           (69)            93
Touchstone High Yield Fund                                    98          (115)         2,219          2,202
Touchstone Core Bond Fund (e)                                 42           (90)         5,763          5,715
Touchstone Money Market Fund                               5,359          (123)        (5,235)             1
Touchstone International Equity Fund (f)                   2,799        (1,183)          (645)           971
Touchstone Growth/Value Fund (g)                           1,057           216          2,239          3,512
Touchstone Standby Income Fund (h)                         5,832          (796)        (5,982)          (946)


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING (continued)

PINNACLE AND LEGACY VARIABLE UNIVERSAL LIFE



                                                                            2003
                                                    ------------------------------------------------------
                                                                                  TRANSFERS
                                                      UNITS          UNITS       BETWEEN SUB   NET INCREASE
                                                    PURCHASED      REDEEMED       ACCOUNTS      (DECREASE)
                                                    ----------    ----------     ----------     ----------
AIM VI Basic Value Fund - Series II (I)                     71           (15)           139            195
AIM VI Capital Appreciation Fund - Series II (I)            --            --             --             --
AIM VI Growth Fund - Series II (I)                          11            (1)             8             18
AIM VI Premier Equity Fund - Series II (I)                  88            --             --             88

Fidelity VIP Equity-Income Portfolio - Service
  Class 2                                                6,699        (2,350)         4,900          9,249
Fidelity VIP Contrafund Portfolio - Service
  Class 2                                                6,134        (2,430)         6,159          9,863
Fidelity VIP Growth & Income Portfolio -
  Service Class 2                                        3,019        (1,500)         1,653          3,172
Fidelity VIP Growth Portfolio - Service Class 2          6,515        (2,636)         3,393          7,272
Fidelity VIP Asset Manager Portfolio - Service
  Class 2                                                  238           (86)            94            246
Fidelity VIP Balanced Portfolio - Service Class          5,298        (1,935)         3,507          6,870
Fidelity VIP Mid Cap Portfolio - Service Class 2         4,124        (2,031)         5,423          7,516
Fidelity VIP Money Market Fund Portfolio -
  Initial Class                                         25,909        (7,938)        (1,915)        16,056

Franklin Templeton VIP Trust Growth & Income
   Securities Fund - Class 2 (j)                            88            (4)           410            494
Franklin Templeton VIP Trust Income
   Securities Fund - Class 2 (j)                            54           (12)            30             72
Franklin Templeton VIP Trust U.S. Government
   Fund - Class 2(j)                                       239           (47)         1,672          1,864
Franklin Templeton VIP Trust Large Cap Growth
   Securities Fund - Class 2 (j)                           793           (36)           596          1,353
Franklin Templeton VIP Trust Foreign
   Securities Fund - Class 2 (j)                           231           (75)         1,266          1,422
Franklin Templeton VIP Trust Growth
   Securities Fund - Class 2 (j)                           269           (27)           595            837
Franklin Templeton VIP Trust Mutual Shares
   Securities Fund - Class 2 (j)                           648           (14)           354            988

Janus Aspen Mid Cap Growth (k)                           2,884        (1,243)           356          1,997
Janus Aspen Capital Appreciation                         1,938          (780)         5,528          6,686
Janus Aspen Worldwide Growth                             3,468        (1,200)         2,458          4,726

J.P. Morgan Series II Trust Mid Cap
   Value Portfolio (l)                                      97            (4)            88            181

Legends Harris Bretall Sullivan & Smith
   Equity Growth (m)                                       420          (171)          (713)          (464)
Legends Third Avenue Value (m)                           1,434          (999)       (27,241)       (26,806)
Legends Gabelli Large Cap Value (m)                      2,033          (704)       (24,314)       (22,985)
Legends Baron Small Cap (m)                                613           (66)        (7,959)        (7,412)

MFS VIT Capital Opportunities Series - Servcie
  Class                                                  4,180        (1,160)         1,298          4,318
MFS VIT Emerging Growth Series - Service Class           2,390          (873)         1,894          3,411
MFS VIT Mid Cap Growth Series - Service Class            5,380        (2,699)         5,813          8,494
MFS VIT New Discovery Series - Service Class             1,226          (402)         1,445          2,269

Oppenheimer Aggressive Growth                            2,156          (882)         4,513          5,787
Oppenheimer Strategic Bond                               2,184        (1,172)         1,531          2,543
Oppenheimer International Growth                         3,892        (1,180)         1,702          4,414

Putnam VT Growth and Income Fund - Class IB (a)             19           (12)           504            511
Putnam VT International Equity Fund - Class IB (a)         103            --             --            103
Putnam VT New Opportunities Fund - Class IB (a)              0            (4)           397            393
Putnam VT Small Cap Value Fund - Class IB (a)              174           (89)         1,615          1,700
Putnam VT Voyager Fund - Class IB (a)                        0            (4)           140            136




                                                                             2002
                                                    ------------------------------------------------------
                                                                                 TRANSFERS
                                                      UNITS         UNITS        BETWEEN SUB   NET INCREASE
                                                     PURCHASED     REDEEMED       ACCOUNTS      (DECREASE)
                                                    ----------    ----------     ----------     ----------
AIM VI Basic Value Fund - Series II (I)                     --            --             --             --
AIM VI Capital Appreciation Fund - Series II (I)            --            --             --             --

AIM VI Growth Fund - Series II (I)                          --            --             --             --
AIM VI Premier Equity Fund - Series II (I)                  --            --             --             --

Fidelity VIP Equity-Income Portfolio - Service
  Class 2                                                5,355        (1,789)         7,696         11,262
Fidelity VIP Contrafund Portfolio - Service
  Class 2                                                3,985        (1,429)         1,966          4,522
Fidelity VIP Growth & Income Portfolio -
  Service Class 2                                        3,204          (990)        (4,574)        (2,360)
Fidelity VIP Growth Portfolio - Service Class 2          5,059        (1,520)         3,614          7,153
Fidelity VIP Asset Manager Portfolio - Service
  Class 2                                                  704           (72)            (3)           629
Fidelity VIP Balanced Portfolio - Service Class          4,379        (1,016)         3,345          6,708
Fidelity VIP Mid Cap Portfolio - Service Class 2         3,017          (875)        10,462         12,604
Fidelity VIP Money Market Fund Portfolio -
  Initial Class                                          9,478        (4,881)        15,915         20,512

Franklin Templeton VIP Trust Growth & Income
   Securities Fund - Class 2 (j)                            --            --             --             --
Franklin Templeton VIP Trust Income
   Securities Fund - Class 2 (j)                            --            --             --             --
Franklin Templeton VIP Trust U.S. Government
   Fund - Class 2(j)                                        --            --             --             --
Franklin Templeton VIP Trust Large Cap Growth
   Securities Fund - Class 2 (j)                            --            --             --             --
Franklin Templeton VIP Trust Foreign
   Securities Fund - Class 2 (j)                            --            --             --             --
Franklin Templeton VIP Trust Growth
   Securities Fund - Class 2 (j)                            --            --             --             --
Franklin Templeton VIP Trust Mutual Shares
   Securities Fund - Class 2 (j)                            --            --             --             --

Janus Aspen Mid Cap Growth (k)                           2,010          (453)           648          2,205
Janus Aspen Capital Appreciation                         1,739          (886)        (8,367)        (7,514)
Janus Aspen Worldwide Growth                             4,060          (873)        (2,326)           861

J.P. Morgan Series II Trust Mid Cap
   Value Portfolio (l)                                      --            --             --             --

Legends Harris Bretall Sullivan & Smith
   Equity Growth (m)                                       662          (257)            49            454
Legends Third Avenue Value (m)                           5,437        (1,609)         5,162          8,990
Legends Gabelli Large Cap Value (m)                      5,507        (1,578)         9,047         12,976
Legends Baron Small Cap (m)                              1,564          (547)         4,497          5,514

MFS VIT Capital Opportunities Series - Servcie
  Class                                                  8,568          (832)         1,023          8,759
MFS VIT Emerging Growth Series - Service Class           1,005          (367)           661          1,299
MFS VIT Mid Cap Growth Series - Service Class            8,334        (1,572)        (3,294)         3,468
MFS VIT New Discovery Series - Service Class               638          (275)           732          1,095

Oppenheimer Aggressive Growth                              679          (298)         1,358          1,739
Oppenheimer Strategic Bond                                 826          (387)         4,087          4,526
Oppenheimer International Growth                         4,690          (898)         4,381          8,173

Putnam VT Growth and Income Fund - Class IB (a)             --            --             --             --
Putnam VT International Equity Fund - Class IB (a)          --            --             --             --
Putnam VT New Opportunities Fund - Class IB (a)             --            --             --             --
Putnam VT Small Cap Value Fund - Class IB (a)               --            --             --             --
Putnam VT Voyager Fund - Class IB (a)                       --            --             --             --


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING (continued)

PINNACLE AND LEGACY VARIABLE UNIVERSAL LIFE (CONTINUED)



                                                                      2003
                                                  ------------------------------------------------
                                                                           TRANSFERS
                                                    UNITS       UNITS     BETWEEN SUB  NET INCREASE
                                                  PURCHASED   REDEEMED     ACCOUNTS    (DECREASE)
                                                  ---------   --------    ----------  ------------
Scudder VIT EAFE Equity Index - Class A               2,105       (777)        8,498         9,826
Scudder VIT Equity 500 Index - Class A               49,025    (17,139)       18,999        50,885
Scudder VIT Small Cap Index - Class A                 1,102       (600)        2,946         3,448

Scudder Variable Series I Bond
    Portfolio - Class A (n)                              (1)        (3)           54            50

Touchstone Baron Small Cap Fund (b)                   1,468     (1,080)       12,475        12,863
Touchstone Emerging Growth Fund                       7,613     (3,026)        7,571        12,158
Touchstone Third Avenue Value Fund (c)                5,162     (2,590)       33,381        35,953
Touchstone Eagle Capital Appreciation Fund (d)        5,390     (6,926)      180,023       178,487
Touchstone Enhanced 30 Fund                           1,885       (637)        2,558         3,806
Touchstone Value Plus Fund                            8,731     (5,767)      129,572       132,536
Touchstone Growth & Income Fund                         761        (73)          247           935
Touchstone Balanced Fund                                 --         --            --            --
Touchstone High Yield Fund                           12,593     (4,302)       94,417       102,708
Touchstone Core Bond Fund (e)                         3,135     (3,710)       76,365        75,790
Touchstone Money Market Fund                        126,323    (62,079)       11,611        75,855
Touchstone Growth/Value Fund (g)                      1,779       (766)      (26,417)      (25,404)
Touchstone Standby Income Fund (h)                   61,726     (3,130)     (469,150)     (410,554)

Van Kampen LIT Comstock
    Portfolio - Class II (o)                            342        (18)          157           481
Van Kampen LIT Emerging Growth
    Portfolio - Class III (o)                            --         --            --            --

Van Kampen UIF Emerging Markets
    Equity Portfolio - Class II (o)                       9         (5)           58            62




                                                                      2002
                                                  ----------------------------------------------------
                                                                              TRANSFERS
                                                    UNITS          UNITS     BETWEEN SUB   NET INCREASE
                                                  PURCHASED      REDEEMED     ACCOUNTS      (DECREASE)
                                                  ----------    ----------    ---------     ----------
Scudder VIT EAFE Equity Index - Class A                  714          (493)      (2,644)        (2,423)
Scudder VIT Equity 500 Index - Class A                11,372       (10,969)     144,152        144,555
Scudder VIT Small Cap Index - Class A                    307          (233)      (1,620)        (1,546)

Scudder Variable Series I Bond
    Portfolio - Class A (n)                               --            --           --             --

Touchstone Baron Small Cap Fund (b)                       --            --           --             --
Touchstone Emerging Growth Fund                        6,795        (1,920)       9,050         13,925
Touchstone Third Avenue Value Fund (c)                   628          (394)       1,594          1,828
Touchstone Eagle Capital Appreciation Fund (d)            22          (163)     120,871        120,730
Touchstone Enhanced 30 Fund                              979          (505)       1,667          2,141
Touchstone Value Plus Fund                             7,421        (1,179)      97,675        103,917
Touchstone Growth & Income Fund                           --            --           --             --
Touchstone Balanced Fund                                  --            --           --             --
Touchstone High Yield Fund                               341          (351)      82,278         82,268
Touchstone Core Bond Fund (e)                          1,244          (652)      72,117         72,709
Touchstone Money Market Fund                              --            --           --             --
Touchstone Growth/Value Fund (g)                       6,309        (1,371)      13,734         18,672
Touchstone Standby Income Fund (h)                   874,297        (7,820)    (489,205)       377,272

Van Kampen LIT Comstock
    Portfolio - Class II (o)                              --            --           --             --
Van Kampen LIT Emerging Growth
    Portfolio - Class III (o)                             --            --           --             --

Van Kampen UIF Emerging Markets
    Equity Portfolio - Class II (o)                       --            --           --             --


(a) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective April 28, 2003
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund)
(g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
    Fund)
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)
(I) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(j) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(k) Sub-Account name change from Janus Aggressive Growth to Janus Mid Cap Growth effective May 1, 2003
(l) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(m) For the period January 1, 2003 to April 25, 2003 (ceased operations)
(n) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(o) For the period April 28, 2003 (commencement of operations) to December 31, 2003

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

 6. UNIT VALUES AND FINANCIAL HIGHLIGHTS

The following table shows a summary of units outstanding for variable universal life insurance contracts for the years or periods ended December 31, 2003, December 31, 2002 and December 31, 2001. Thirty-three unit values are calculated for the Flexible Premium Variable Universal Life Insurance and thirty-four unit values are calculated for Pinnacle and Legacy Variable Universal Life.



                                                                                        AT DECEMBER 31, 2003
                                                                    -----------------------------------------------------------
                                                                       BEGINNING                     ENDING
                                                                       UNIT VALUE     UNITS        UNIT VALUE        NET ASSETS
                                                                         RANGE        (000s)          RANGE            (000s)
                                                                    ---------------  -------   -----------------    -----------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                                      $ 4.35         27           $ 5.66             $ 152
   V.I. Government Securities Fund                                       12.58          2             12.6               25
   V.I. Basic Value Fund (a)                                             10.00          0             13.18               3
   V.I. Capital Appreciation Fund (a)                                    10.00          0             12.38               0
   V.I. Growth Fund (a)                                                  10.00          0             12.42               0
   V.I. Premier Equity Fund (a)                                          10.00          0             11.90               1
The Alger American Fund
   Small Capitalization Portfolio                                         5.00          9             7.05               65
   Growth Portfolio                                                       5.91          18            7.93               140
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                          7.72 to 8.35      32        9.95 to 10.85          339
   Contrafund Portfolio - Service Class 2                             8.51 to 9.12      28        10.8 to 11.69          326
   Growth & Income Portfolio - Serivce Class 2                        7.79 to 8.46      21        9.53 to 10.44          213
   Growth Portfolio - Serivce Class 2                                 6.02 to 6.82      21        7.90 to 9.03           191
   Asset Manager Portfolio - Service Class 2                          8.75 to 9.28      2        10.20 to 10.92          17
   Balanced Portfolio - Service Class 2                               8.79 to 9.40      22       10.23 to 11.03          245
   Mid Cap Portfolio - Service Class 2                                9.20 to 9.73      34       12.60 to 13.45          458
   Money Market Fund Portfolio - Initial Class                           10.46          39            10.56              413
Franklin Templeton Variable Insurance Products Trust (b)
   Growth and Income Securities - Class 2                                10.00          1             12.68               6
   Income Securities - Class 2                                           10.00          0             12.27               1
   U.S. Government - Class 2                                             10.00          2             10.10              19
   Large Cap Growth Securities Fund - Class 2                            10.00          1             12.25              17
   Templeton Foreign Securities Fund - Class 2                           10.00          1             13.52              19
   Templeton Growth Securities Fund - Class 2                            10.00          1             13.42              11
   Mutual Shares Securities Fund - Class 2                               10.00          1             12.20              12
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (c)                          5.96          5             8.03               36
   Capital Appreciation Portfolio - Service Shares                        7.63          12            9.17               113
   Worldwide Growth Portfolio - Service Shares                            6.81          13            8.42               110
JP Morgan Series II Trust (d)
   JP Morgan Mid Cap Value Portfolio                                     10.00          0             12.41               2
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                                 5.48          15            7.08               106
   Investors Trust Series - Initial Class                                 6.81          10            8.25               79
   Capital Opportunities Series - Service Class                       6.05 to 6.81      28        7.06 to 7.69           217
   Emerging Growth Series - Service Class                                 5.93          6             7.71               50
   Mid Cap Growth Series - Service Class                              4.57 to 5.58      26        6.19 to 7.63           198
   New Discovery Series - Service Class                               6.52 to 7.30      6         8.62 to 9.74           53
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                              6.41          9             8.04               76
   Strategic Bond Fund/VA - Service Class                                10.91          7             12.78              91
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                           6.68          22            9.73               212
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                              14.45          2             14.88              28
Putnam Variable Trust (e)
   Growth and Income Fund - Class IB                                     10.00          1             12.49               7
   International Equity Fund - Class IB                                  10.00          6        12.99 to 13.07          76
   New Opportunities Fund - Class IB                                     10.00          0             12.53               5
   Small Cap Value Fund - Class IB                                       10.00          2             14.45              25
   Voyager Fund - Class IB                                               10.00          0             11.89               2
Scudder Investments VIT Funds
   EAFE Equity Index Fund - Class A                                   6.29 to 6.99      13        8.32 to 9.32           119
   Equity 500 Index Fund - Class A                                    6.25 to 7.67     289        7.94 to 9.84          2,827
   Small Cap Index Fund - Class A                                     7.87 to 8.69      6        11.41 to 12.72          81
Scudder Variable Series I (f)
   Bond Portfolio - Class A                                              10.00          0             10.29               1





                                                                                  FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                                    -----------------------------------------------------------
                                                                      INVESTMENT (1)     EXPENSE RATIO (2)     TOTAL RETURN (3)
                                                                       INCOME RATIO            RANGE                RANGE
                                                                    ---------------      ----------------    ------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                                         --                 0.90%                30.07%
   V.I. Government Securities Fund                                         2.43%               0.90%                0.17%
   V.I. Basic Value Fund (a)                                               0.00%               0.70%                31.80%
   V.I. Capital Appreciation Fund (a)                                      0.00%               0.70%                23.82%
   V.I. Growth Fund (a)                                                    0.00%               0.70%                24.16%
   V.I. Premier Equity Fund (a)                                            0.52%               0.70%                19.01%
The Alger American Fund
   Small Capitalization Portfolio                                           --                 0.90%                41.07%
   Growth Portfolio                                                        0.00%               0.90%                33.96%
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                               1.15%          0.70% to 0.90%       28.87% to 30.03%
   Contrafund Portfolio - Service Class 2                                  0.23%          0.70% to 0.90%       27.05% to 28.20%
   Growth & Income Portfolio - Serivce Class 2                             0.89%          0.70% to 0.90%      22.344% to 23.44%
   Growth Portfolio - Serivce Class 2                                      0.09%          0.70% to 0.90%       31.36% to 32.54%
   Asset Manager Portfolio - Service Class 2                               2.43%          0.70% to 0.90%       16.61% to 17.66%
   Balanced Portfolio - Service Class 2                                    2.13%          0.70% to 0.90%       16.36% to 17.41%
   Mid Cap Portfolio - Service Class 2                                     0.21%          0.70% to 0.90%       37.02% to 38.25%
   Money Market Fund Portfolio - Initial Class                             0.93%               0.70%                1.00%
Franklin Templeton Variable Insurance Products Trust (b)
   Growth and Income Securities - Class 2                                  0.09%               0.70%                26.77%
   Income Securities - Class 2                                             1.20%               0.70%                22.66%
   U.S. Government - Class 2                                               0.05%               0.70%                1.02%
   Large Cap Growth Securities Fund - Class 2                              0.01%               0.70%                22.49%
   Templeton Foreign Securities Fund - Class 2                             0.02%               0.70%                35.23%
   Templeton Growth Securities Fund - Class 2                              0.14%               0.70%                34.16%
   Mutual Shares Securities Fund - Class 2                                 0.02%               0.70%                22.00%
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (c)                            --                 0.70%                34.76%
   Capital Appreciation Portfolio - Service Shares                         0.22%               0.70%                20.23%
   Worldwide Growth Portfolio - Service Shares                             0.83%               0.70%                23.68%
JP Morgan Series II Trust (d)
   JP Morgan Mid Cap Value Portfolio                                       0.00%               0.70%                24.08%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                                   --                 0.90%                29.07%
   Investors Trust Series - Initial Class                                  0.66%               0.90%                21.06%
   Capital Opportunities Series - Service Class                             --            0.70% to 0.90%       25.98% to 27.11%
   Emerging Growth Series - Service Class                                   --                 0.70%                29.93%
   Mid Cap Growth Series - Service Class                                    --            0.70% to 0.90%       35.39% to 36.61%
   New Discovery Series - Service Class                                     --            0.70% to 0.90%       32.34% to 33.43%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                               0.00%               0.70%                25.44%
   Strategic Bond Fund/VA - Service Class                                  5.37%               0.70%                17.16%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                            0.97%               0.70%                45.53%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                                4.01%               0.90%                2.97%
Putnam Variable Trust (e)
   Growth and Income Fund - Class IB                                        --                 0.70%                24.92%
   International Equity Fund - Class IB                                     --            0.70% to 0.90%       29.93% to 30.72%
   New Opportunities Fund - Class IB                                        --                 0.70%                25.35%
   Small Cap Value Fund - Class IB                                          --                 0.70%                44.50%
   Voyager Fund - Class IB                                                  --                 0.70%                18.86%
Scudder Investments VIT Funds
   EAFE Equity Index Fund - Class A                                        1.58%          0.70% to 0.90%       32.17% to 33.35%
   Equity 500 Index Fund - Class A                                         1.06%          0.70% to 0.90%       27.01% to 28.16%
   Small Cap Index Fund - Class A                                          0.51%          0.70% to 0.90%       45.12% to 46.42%
Scudder Variable Series I (f)
   Bond Portfolio - Class A                                                0.00%               0.70%                2.85%


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)



                                                               AT DECEMBER 31, 2003
                                              --------------------------------------------------------
                                                 BEGINNING                    ENDING
                                                 UNIT VALUE     UNITS       UNIT VALUE     NET ASSETS
                                                  RANGE         (000s)        RANGE          (000s)
                                              ---------------   ------  ----------------  ------------
Touchstone Variable Series Trust
   Baron Small Cap Fund (g)                   $    10.00          13    $12.94 to $13.22    $  172
   Emerging Growth Fund                         8.82 to 12.33     42     12.99 to  17.99       585
   Third Avenue Value Fund (h)                  8.03 to 9.22      43     11.38 to  13.19       556
   Eagle Capital Appreciation Fund (I)          5.80 to 5.89     309      7.57 to   7.76      2,395
   Enhanced 30 Fund                             6.75 to 7.62      11      8.83 to  10.05       106
   Value Plus Fund                              7.56 to 7.92     247      9.81 to  10.18      2,428
   Growth & Income Fund                         8.69 to 10.00     4      11.44 to  12.83        45
   Balanced Fund                               10.00 to 10.96     1      11.84 to  13.21        18
   High Yield Fund                             10.28 to 10.40    189     12.63 to  12.90      2,432
   Core Bond Fund (j)                          11.34 to 12.40    149     11.74 to  12.72      1,754
   Money Market Fund                           10.00 to 10.22     78     10.06 to  10.23       791
   International Equity Fund (k)                     5.43         --           --              --
   Growth/Value Fund (l)                        5.43 to 5.51      --           --              --
   Standby Income Fund (m)                     10.60 to 11.33     --           --              --
Van Kampen Life Investment Trust (n)
   Van Kampen Comstock Portfolio                    10.00         --         12.74              6
   Van Kampen Emerging Growth Portfolio             10.00         --         11.90             --
Van Kampen The Universal Institutional
 Funds (n)
   Van Kampen Emerging Markets Equity               10.00         --         15.32              1

The Legends Fund, Inc. (o)
   Harris Bretall Sullivan & Smith Equity           6.38          --           --
   Growth Portfolio
   Third Avenue Value Portfolio                     8.94          --           --
   Gabelli Large Cap Value Portfolio                5.86          --           --
   Baron Small Cap Portfolio                        9.85          --           --




                                                    FOR THE PERIOD ENDED DECEMBER 31, 2003
                                              -------------------------------------------------
                                              INVESTMENT(1)       EXPENSE            TOTAL
                                                INCOME            RATIO (2)         RETURN (3)
                                                 RATIO              RANGE            RANGE
                                              -------------    --------------   ---------------
Touchstone Variable Series Trust
   Baron Small Cap Fund (g)                       0.00%        0.70% to 0.90%   29.39% to 32.20%
   Emerging Growth Fund                           0.00%        0.70% to 0.90%   45.95% to 47.26%
   Third Avenue Value Fund (h)                    0.14%        0.70% to 0.90%   41.66% to 42.93%
   Eagle Capital Appreciation Fund (I)            0.16%        0.70% to 0.90%   30.53% to 31.70%
   Enhanced 30 Fund                               1.32%        0.70% to 0.90%   30.68% to 31.85%
   Value Plus Fund                                1.21%        0.70% to 0.90%   28.56% to 29.72%
   Growth & Income Fund                           4.73%        0.70% to 0.90%   28.22% to 31.65%
   Balanced Fund                                  0.68%        0.70% to 0.90%   18.42% to 20.49%
   High Yield Fund                                11.92%       0.70% to 0.90%   22.88% to 23.99%
   Core Bond Fund (j)                             4.96%        0.70% to 0.90%    2.57% to  3.49%
   Money Market Fund                              1.03%        0.70% to 0.90%     .11% to   .65%
   International Equity Fund (k)                  2.72%            0.90%              --
   Growth/Value Fund (l)                          0.00%        0.70% to 0.90%         --
   Standby Income Fund (m)                        0.48%        0.70% to 0.90%         --
Van Kampen Life Investment Trust (n)
   Van Kampen Comstock Portfolio                   --              0.70%            27.44%
   Van Kampen Emerging Growth Portfolio            --              0.70%            19.04%
Van Kampen The Universal Institutional Funds
    (n)
   Van Kampen Emerging Markets Equity              --              0.70%            53.22%

The Legends Fund, Inc. (o)
   Harris Bretall Sullivan & Smith Equity          --              0.70%              --
   Growth Portfolio
   Third Avenue Value Portfolio                   0.71%            0.70%              --
   Gabelli Large Cap Value Portfolio              0.90%            0.70%              --
   Baron Small Cap Portfolio                       --              0.70%              --


  (a) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (c) Sub-Account name change from Janus Aggressive Growth to Janus Mid Cap Growth effective May 1, 2003
  (d) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (e) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (f) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (g) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (h) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
  (I) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective April 28, 2003
  (j) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
  (k) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
  (l) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund)
  (m) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)
  (n) For the period April 28, 2003 (commencement of operations) to December 31, 2003
  (o) For the period January 1, 2003 to April 25, 2003 (ceased operations)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

NOTE: THE COMPANY HAS ADOPTED AICPA STATEMENT OF POSITION 03-5, FINANCIAL
      HIGHLIGHTS OF SEPARATE ACCOUNTS (SOP 03-5) FOR THE PERIOD ENDED DECEMBER 31, 2003. AS PERMITTED BY SOP 03-5, THE COMPANY HAS NOT RESTATED FINANCIAL HIGHLIGHT DATA FOR PRIOR PERIODS.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)



                                                                                                      AT DECEMBER 31, 2002
                                                                                       --------------------------------------------
                                                                     BEGINNING                            ENDING
                                                                    UNIT VALUE           UNITS          UNIT VALUE      NET ASSETS
                                                                 LOWEST TO HIGHEST       (000s)     LOWEST TO HIGHEST     (000s)
                                                               -------------------     ---------    -----------------   -----------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                                    $ 6.36               24             $ 4.35            $ 106
  V.I. Government Securities Fund                                      11.58               2              12.58               24
The Alger American Fund
  Small Capitalization Portfolio                                       6.83                9               5.00               47
  Growth Portfolio                                                     8.91                18              5.92              109
Scudder Asset Management VIT Funds *
  EAFE Equity Index                                                8.10 to 8.92            3           6.29 to 6.99           18
  Equity 500 Index Fund                                            8.12 to 9.88           235          6.25 to 7.67         1,794
  Small Cap Index                                                  9.99 to 10.94           2           7.87 to 8.69           19
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                        9.40 to 10.08           18          7.72 to 8.35          152
  Contrafund Portfolio - Service Class 2                           9.49 to 10.09           17          8.51 to 9.12          158
  Growth & Income Portfolio - Serivce Class 2                      9.46 to 10.17           17          7.79 to 8.46          141
  Growth Portfolio - Serivce Class 2                               8.71 to 9.78            14          6.02 to 6.82           93
  Asset Manager Portfolio - Service Class 2                        9.70 to 10.20           1           8.75 to 9.28           7
  Balanced Portfolio - Service Class 2                             9.74 to 10.32           15          8.79 to 9.40          143
  Mid Cap Portfolio - Service Class 2                             10.32 to 10.82           25          9.20 to 9.73          243
  Money Market Fund Portfolio - Initial Class                          10.29               23             10.46              241
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares                         8.29                3               5.96               15
  Capital Appreciation Portfolio - Service Shares                      9.07                6               7.63               43
  Worldwide Growth Portfolio - Service Shares                          9.17                8               6.81               57
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio              9.18                --              6.38               3
  Third Avenue Value Portfolio                                         10.83               27              8.94              240
  Gabelli Large Cap Value Portfolio                                    8.44                23              5.86              135
  Baron Small Cap Portfolio                                            11.46               7               9.85               73
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                               8.35                14              5.48               79
  Investors Trust Series - Initial Class                               8.70                9               6.81               62
  Capital Opportunities Series - Service Class                     8.06 to 8.62            23          5.61 to 6.05          140
  Emerging Growth Series - Service Class                               8.97                4               5.93               18
  Mid Cap Growth Series - Service Class                            8.16 to 9.87            17          4.57 to 5.58           94
  New Discovery Series - Service Class                             9.65 to 10.70           2           6.52 to 7.30           22
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                            8.91                4               6.41               24
  Strategic Bond Fund/VA - Service Class                               10.19               5              10.91               50
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                         8.85                17              6.68              116
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                             12.40               1              14.45               21
Touchstone Variable Series Trust
  International Equity Fund                                            7.17                10              5.43               56
  Emerging Growth Fund                                            11.36 to 16.02           29         8.82 to 12.33          277
  Small Cap Value Fund                                            10.47 to 11.91           6           8.03 to 9.23           54
  Growth/Value Fund                                                8.60 to 8.65            30          5.43 to 5.51          165
  Large Cap Growth Fund **                                         8.94 to 8.99           121          5.80 to 5.89          712
  Enhanced 30 Fund                                                 8.81 to 9.85            7           6.75 to 7.62           51
  Value Plus Fund                                                 10.31 to 10.89          115          7.56 to 7.92          869
  Growth & Income Fund                                                 10.31               2               8.69               20
  Balanced Fund                                                        12.17               1              10.96               13
  High Yield Fund                                                 10.09 to 10.12           86         10.28 to 10.40         892
  Bond Fund                                                       10.51 to 11.59           79         11.34 to 12.40         900
  Standby Income Fund                                             10.28 to 11.09          416         10.60 to 11.33        4,410
  Money Market Fund                                                    10.15               --             10.22               --





                                                                             FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                               -----------------------------------------------------------------
                                                                   INVESTMENT          EXPENSE RATIO           TOTAL RETURN
                                                                  INCOME RATIO       LOWEST TO HIGHEST       LOWEST TO HIGHEST
                                                               ----------------     ------------------     ---------------------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                                     --                  0.90%                  -31.59%
  V.I. Government Securities Fund                                     2.14%                0.90%                   8.62%
The Alger American Fund
  Small Capitalization Portfolio                                       --                  0.90%                  -26.88%
  Growth Portfolio                                                    0.04%                0.90%                  -33.59%
Scudder Asset Management VIT Funds *
  EAFE Equity Index                                                   0.92%           0.70% to 0.90%        -22.30% to -21.60%
  Equity 500 Index Fund                                               1.52%           0.70% to 0.90%        -23.01% to -22.31%
  Small Cap Index                                                     0.52%           0.70% to 0.90%        -21.29% to -20.58%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                           1.05%           0.70% to 0.90%        -17.89% to -17.15%
  Contrafund Portfolio - Service Class 2                              0.64%           0.70% to 0.90%         -10.41% to -9.60%
  Growth & Income Portfolio - Serivce Class 2                         1.45%           0.70% to 0.90%        -17.59% to -16.84%
  Growth Portfolio - Serivce Class 2                                  0.10%           0.70% to 0.90%        -30.92% to -30.30%
  Asset Manager Portfolio - Service Class 2                           1.41%           0.70% to 0.90%         -9.84% to -9.03%
  Balanced Portfolio - Service Class 2                                2.22%           0.70% to 0.90%         -9.75% to -8.93%
  Mid Cap Portfolio - Service Class 2                                 0.56%           0.70% to 0.90%        -10.83% to -10.02%
  Money Market Fund Portfolio - Initial Class                         1.33%                0.70%                   1.69%
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares                         --                  0.70%                  -28.12%
  Capital Appreciation Portfolio - Service Shares                     0.41%                0.70%                  -15.93%
  Worldwide Growth Portfolio - Service Shares                         0.72%                0.70%                  -25.71%
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio              --                  0.70%                  -30.47%
  Third Avenue Value Portfolio                                        2.34%                0.70%                  -17.48%
  Gabelli Large Cap Value Portfolio                                   0.06%                0.70%                  -30.56%
  Baron Small Cap Portfolio                                            --                  0.70%                  -14.09%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                               --                  0.90%                  -34.35%
  Investors Trust Series - Initial Class                              0.52%                0.90%                  -21.67%
  Capital Opportunities Series - Service Class                         --             0.70% to 0.90%        -30.46% to -29.83%
  Emerging Growth Series - Service Class                               --                  0.70%                  -33.85%
  Mid Cap Growth Series - Service Class                                --             0.70% to 0.90%        -43.94% to -43.43%
  New Discovery Series - Service Class                                 --             0.70% to 0.90%        -32.41% to -31.80%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                           0.50%                0.70%                  -28.05%
  Strategic Bond Fund/VA - Service Class                              0.53%                0.70%                   7.03%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                        0.62%                0.70%                  -24.51%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                            6.24%                0.90%                  -16.54%
Touchstone Variable Series Trust
  International Equity Fund                                           0.75%                0.90%                  -24.26%
  Emerging Growth Fund                                                2.83%           0.70% to 0.90%        -23.01% to -22.31%
  Small Cap Value Fund                                                 --             0.70% to 0.90%        -23.24% to -22.55%
  Growth/Value Fund                                                    --             0.70% to 0.90%        -36.87% to -36.30%
  Large Cap Growth Fund **                                             --             0.70% to 0.90%        -35.07% to -34.48%
  Enhanced 30 Fund                                                    1.09%           0.70% to 0.90%        -23.36% to -22.67%
  Value Plus Fund                                                     2.21%           0.70% to 0.90%        -27.31% to -26.65%
  Growth & Income Fund                                                4.67%                0.90%                  -15.66%
  Balanced Fund                                                       2.10%                0.90%                  -9.90%
  High Yield Fund                                                    14.12%           0.70% to 0.90%          1.90% to 2.82%
  Bond Fund                                                          17.29%           0.70% to 0.90%          6.97% to 7.93%
  Standby Income Fund                                                 0.89%           0.70% to 0.90%          2.16% to 3.08%
  Money Market Fund                                                  31.39%                0.90%                   0.68%


* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap
   Growth Fund effective May 1, 2002

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)



                                                                                            AT DECEMBER 31, 2001
                                                                     --------------------------------------------------------------
                                                                         BEGINNING                         ENDING
                                                                        UNIT VALUE          UNITS        UNIT VALUE      NET ASSETS
                                                                     LOWEST TO HIGHEST      (000s)    LOWEST TO HIGHEST    (000s)
                                                                     -----------------   -----------  ---------------    ----------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                                        $ 9.71              26            $ 6.36          $ 165
  V.I. Government Securities Fund                                          10.98              2              11.58            18
The Alger American Fund
  Small Capitalization Portfolio                                           9.78               8              6.83             56
  Growth Portfolio                                                         10.20              20             8.91             180
Deutsche Asset Management VIT Funds
  EAFE Equity Index *                                                      10.00              5          8.10 to 8.92         45
  Equity 500 Index Fund                                                9.33 to 10.00          92         8.12 to 9.88         896
  Small Cap Index *                                                        10.00              3          9.99 to 10.94        38
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2 *                              10.00              6          9.40 to 10.08        64
  Contrafund Portfolio - Service Class 2 *                                 10.00              12         9.49 to 10.09        124
  Growth & Income Portfolio - Serivce Class 2 *                            10.00              19         9.46 to 10.17        193
  Growth Portfolio - Serivce Class 2 *                                     10.00              7          8.71 to 9.78         64
  Asset Manager Portfolio - Service Class 2 *                              10.00              --         9.70 to 10.20         2
  Balanced Portfolio - Service Class 2 *                                   10.00              8          9.74 to 10.32        87
  Mid Cap Portfolio - Service Class 2 *                                    10.00              11        10.32 to 10.82        114
  Money Market Fund Portfolio - Initial Class *                            10.00              2              10.29            26
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares *                           10.00              --             8.29              3
  Capital Appreciation Portfolio - Service Shares *                        10.00              13             9.07             119
  Worldwide Growth Portfolio - Service Shares *                            10.00              8              9.17             69
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio *                10.00              --             9.18             --
  Third Avenue Value Portfolio *                                           10.00              18             10.83            193
  Gabelli Large Cap Value Portfolio *                                      10.00              10             8.44             85
  Baron Small Cap Portfolio *                                              10.00              2              11.46            22
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                                   12.67              16             8.35             135
  Investors Trust Series - Initial Class                                   10.44              9              8.70             77
  Capital Opportunities Series - Service Class *                           10.00              14         8.06 to 8.62         123
  Emerging Growth Series - Service Class *                                 10.00              2              8.97             16
  Mid Cap Growth Series - Service Class *                                  10.00              13         8.16 to 9.87         125
  New Discovery Series - Service Class *                                   10.00              1          9.65 to 10.70        10
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class *                              10.00              2              8.91             17
  Strategic Bond Fund/VA - Service Class *                                 10.00              --             10.19             1
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class *                           10.00              9              8.85             82
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                                 11.82              2              12.40            22
Touchstone Variable Series Trust
  International Equity Fund                                                10.29              9              7.17             67
  Emerging Growth Fund                                                10.00 to 16.60          13        11.36 to 16.02        174
  Small Cap Value Fund                                                 9.25 to 10.00          4         10.47 to 11.91        44
  Growth/Value Fund **                                                     10.00              8          8.60 to 8.65         68
  Equity Fund **                                                           10.00              --         8.94 to 8.99         --
  Enhanced 30 Fund                                                    10.00 to 10.04          9          8.81 to 9.85         78
  Value Plus Fund                                                     10.00 to 11.09          10        10.31 to 10.89        108
  Growth & Income Fund                                                     10.98              1              10.31            15
  Balanced Fund                                                            11.96              1              12.17            13
  High Yield Fund                                                      9.52 to 10.00          1         10.09 to 10.12        14
  Bond Fund                                                           10.00 to 10.85          --        10.51 to 11.59         4
  Standby Income Fund                                                 10.00 to 10.69          39        10.28 to 11.09        411
  Money Market Fund **                                                     10.00              --             10.15            --
  Income Opportunity Fund ***                                              10.10              --              --              --





                                                                                  FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                                     -----------------------------------------------------------
                                                                        INVESTMENT         EXPENSE RATIO          TOTAL RETURN
                                                                       INCOME RATIO      LOWEST TO HIGHEST     LOWEST TO HIGHEST
                                                                     --------------      ------------------    -----------------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                                        0.22%                0.90%                -34.48%
  V.I. Government Securities Fund                                         3.90%                0.90%                  5.46
The Alger American Fund
  Small Capitalization Portfolio                                          0.05%                0.90%                 -30.15
  Growth Portfolio                                                        0.23%                0.90%                 -12.61
Deutsche Asset Management VIT Funds
  EAFE Equity Index *                                                       --            0.70% to 0.90%       -19.03% to -10.84%
  Equity 500 Index Fund                                                   1.59%           0.70% to 0.90%       -12.97% to -1.20%
  Small Cap Index *                                                       1.14%           0.70% to 0.90%         -.07% to 9.36%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2 *                               --            0.70% to 0.90%        -6.01% to 0.76%
  Contrafund Portfolio - Service Class 2 *                                  --            0.70% to 0.90%        -5.06% to 0.91%
  Growth & Income Portfolio - Serivce Class 2 *                             --            0.70% to 0.90%        -5.45% to 1.71%
  Growth Portfolio - Serivce Class 2 *                                      --            0.70% to 0.90%       -12.93% to -2.23%
  Asset Manager Portfolio - Service Class 2 *                               --            0.70% to 0.90%        -2.96% to 1.99%
  Balanced Portfolio - Service Class 2 *                                    --            0.70% to 0.90%        -2.60% to 3.18%
  Mid Cap Portfolio - Service Class 2 *                                     --            0.70% to 0.90%         3.16% to 8.16%
  Money Market Fund Portfolio - Initial Class *                           1.75%                0.70%                 2.85%
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares *                            --                 0.70%                -17.06%
  Capital Appreciation Portfolio - Service Shares *                       0.41%                0.70%                 -9.28%
  Worldwide Growth Portfolio - Service Shares *                           0.15%                0.70%                 -8.33%
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio *               19.57%               0.70%                 -8.24%
  Third Avenue Value Portfolio *                                          0.84%                0.70%                 8.32%
  Gabelli Large Cap Value Portfolio *                                     4.91%                0.70%                -15.57%
  Baron Small Cap Portfolio *                                               --                 0.70%                 14.60%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                                    --                 0.90%                -34.08%
  Investors Trust Series - Initial Class                                  0.66%                0.90%                -16.71%
  Capital Opportunities Series - Service Class *                          0.01%           0.70% to 0.90%       -19.39% to -13.82%
  Emerging Growth Series - Service Class *                                  --                 0.70%                -10.31%
  Mid Cap Growth Series - Service Class *                                   --            0.70% to 0.90%       -18.42% to -1.28%
  New Discovery Series - Service Class *                                  0.06%           0.70% to 0.90%        -3.51% to 7.00%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class *                               --                 0.70%                -10.86%
  Strategic Bond Fund/VA - Service Class *                                  --                 0.70%                 1.94%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class *                            --                 0.70%                -11.48%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                                6.23%                0.90%                 4.93%
Touchstone Variable Series Trust
  International Equity Fund                                                 --                 0.90%                -30.31%
  Emerging Growth Fund                                                      --            0.70% to 0.90%        -3.50% to 13.55%
  Small Cap Value Fund                                                    0.55%           0.70% to 0.90%        13.13% to 19.15%
  Growth/Value Fund **                                                      --            0.70% to 0.90%       -14.02% to -13.50%
  Equity Fund **                                                            --            0.70% to 0.90%       -10.64% to -10.10%
  Enhanced 30 Fund                                                        1.07%           0.70% to 0.90%       -12.24% to -1.48%
  Value Plus Fund                                                         1.98%           0.70% to 0.90%        -1.78% to 3.10%
  Growth & Income Fund                                                    4.64%                0.90%                 -6.12%
  Balanced Fund                                                           5.61%                0.90%                 1.75%
  High Yield Fund                                                         12.33%          0.70% to 0.90%         1.17% to 5.97%
  Bond Fund                                                               11.86%          0.70% to 0.90%         5.08% to 6.88%
  Standby Income Fund                                                     5.44%           0.70% to 0.90%         2.80% to 3.79%
  Money Market Fund **                                                    3.96%                0.90%                 1.48%
  Income Opportunity Fund ***                                             12.00%               0.90%                   --


*     For the period March 19, 2001 (commencement of operations) to December 31,
      2001
**    For the period May 1, 2001 (commencement of operations) to December 31,
      2001
*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

7.  SHARES

A summary of shares invested for variable universal life contracts as of December 31, 2003 is listed below.

AIM Variable Insurance Funds, Inc.
             V.I. Growth Fund                                    10,247  shares
             V.I. Government Securities Fund                      2,081  shares
             V.I. Basic Value Fund                                  255  shares
             V.I. Capital Appreciation Fund                           6  shares
             V.I. Growth Fund                                        23  shares
             V.I. Premier Equity Fund                                58  shares
The Alger American Fund
             Small Capitalization Portfolio                       3,738  shares
             Growth Portfolio                                     4,216  shares
Fidelity Variable Insurance Products Funds
             Equity-Income Portfolio - Service Class 2           14,782  shares
             Contrafund Portfolio - Service Class 2              14,237  shares
             Growth & Income Portfolio - Serivce Class 2         16,298  shares
             Growth Portfolio - Serivce Class 2                   6,205  shares
             Asset Manager Portfolio - Service Class 2            1,218  shares
             Balanced Portfolio - Service Class 2                17,812  shares
             Mid Cap Portfolio - Service Class 2                 19,119  shares
             Money Market Fund Portfolio - Initial Class        412,670  shares
Franklin Templeton Variable Insurance Products Trust
             Franklin Growth and Income Securities Fund             440  shares
             Franklin Income Securities Fund                         70  shares
             Franklin U.S. Government Fund                        1,447  shares
             Franklin Large Cap Growth Securities Fund            1,204  shares
             Templeton Foreign Securities Fund                    1,583  shares
             Templeton Growth Securities Fund                     1,015  shares
             Mutual Shares Securities Fund                          817  shares
Janus Aspen Series
             Mid Cap Growth Portfolio - Service Shares            1,729  shares
             Capital Appreciation Portfolio - Service Shares      5,446  shares
             Worldwide Growth Portfolio - Service Shares          4,297  shares
J.P. Morgan Series II Trust
             JP Morgan Mid Cap Value Portfolio                      110  shares
MFS Variable Insurance Trust
             Emerging Growth Series - Initial Class               6,821  shares
             Investors Trust Series - Initial Class               4,823  shares
             Capital Opportunities Series - Service Class        18,047  shares
             Emerging Growth Series - Service Class               3,234  shares
             Mid Cap Growth Series - Service Class               32,283  shares
             New Discovery Series - Service Class                 3,803  shares
Oppenheimer Variable Account Funds
             Aggressive Growth Fund/VA - Service Class            2,085  shares
             Strategic Bond Fund/VA - Service Class              17,835  shares
Oppenheimer's Panorama Series Fund, Inc.
             International Growth Fund/VA - Service Class       182,884  shares
PIMCO Variable Insurance Trust
             Long-Term U.S. Government Bond Portfolio             2,516  shares

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

7.  SHARES (continued)

Putnam Variable Trust
             Putnam Growth & Income Fund - Class IB                 280  shares
             Putnam International Equity Fund - Class IB          5,944  shares
             Putnam New Opportunities Fund - Class IB               332  shares
             Putnam Small Cap Value Fund - Class IB               1,363  shares
             Putnam Voyager Fund - Class IB                          67  shares
Scudder Asset Management VIT Funds
             EAFE Equity Index Fund - Class A                    14,550  shares
             Equity 500 Index Fund - Class A                    242,845  shares
             Small Cap Index Fund - Class A                       6,589  shares
Scudder Variable Series I
             Scudder Bond Portfolio - Class A                        88  shares
Touchstone Variable Series Trust
             Baron Small Cap Fund                                11,920  shares
             Emerging Growth Fund                                29,789  shares
             Third Avenue Value Fund                             29,727  shares
             Eagle Capital Appreciation Fund                    209,007  shares
             Enhanced 30 Fund                                    11,958  shares
             Value Plus Fund                                    250,821  shares
             Growth & Income Fund                                 4,558  shares
             Balanced Fund                                        1,174  shares
             High Yield Fund                                    299,556  shares
             Core Bond Fund                                     172,141  shares
             Money Market Fund                                  790,490  shares
             International Equity Fund                               --  shares
             Growth/Value Fund                                       --  shares
             Standby Income Fund                                     --  shares
Van Kampen Life Investment Trust
             Van Kampen Comstock Portfolio                          532  shares
             Van Kampen Emerging Growth Portfolio                     5  shares
Van Kampen The Universal Institutional Funds
             Van Kampen Emerging Markets Equity                     123  shares

STATUTORY-BASIS FINANCIAL STATEMENTS


Columbus Life Insurance Company

YEARS ENDED DECEMBER 31, 2003 AND 2002 WITH REPORT OF INDEPENDENT AUDITORS

                         Columbus Life Insurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2003 and 2002




                                    CONTENTS

Report of Independent Auditors .............................................. 1

Financial Statements

Balance Sheets - Statutory-Basis ............................................ 2
Statements of Operations - Statutory-Basis .................................. 3
Statements of Changes in Capital and Surplus - Statutory-Basis .............. 4
Statements of Cash Flows - Statutory-Basis .................................. 5
Notes to Statutory-Basis Financial Statements ............................... 6

                         Report of Independent Auditors


Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Columbus Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                                       /s/ Ernst & Young LLP


Cincinnatmi, Ohio
March 31, 2004

                         Columbus Life Insurance Company

                        Balance Sheets - Statutory-Basis



                                                                DECEMBER 31
                                                            2003            2002
                                                        ----------------------------
                                                               (IN THOUSANDS)
ADMITTED ASSETS

  Debt securities                                       $  1,763,874    $  1,571,044
  Preferred and common stocks                                 31,439         110,652
  Mortgage loans                                             132,081         145,213
  Policy loans                                                72,783          73,929
  Real estate, held for the production of income                 342             342
  Cash, cash equivalents and short-term investments             (525)           (527)
  Other invested assets                                       91,396          81,035
                                                        ------------    ------------
  Total cash and invested assets                           2,091,390       1,981,688

  Premiums deferred and uncollected                            6,477           6,594
  Investment income due and accrued                           23,512          22,965
  Net deferred tax asset                                      46,542          61,309
  Federal income taxes recoverable from parent                   776           1,827
  Other admitted assets                                       37,865          62,609
  Separate account assets                                     21,444          12,907
                                                        ------------    ------------
  Total admitted assets                                 $  2,228,006    $  2,149,899
                                                        ============    ============

LIABILITIES AND CAPITAL AND SURPLUS

  Policy reserves                                       $  1,780,092    $  1,672,142
  Liability for deposit-type contracts                        48,352          48,607
  Policy and contract claims in process of settlement          6,458           3,705
  Dividends payable to policyholders                          12,814          15,804
  Borrowed money and interest                                 13,903          38,953
  Other liabilities                                           50,077          56,659
  Interest maintenance reserve                                16,342          14,233
  Asset valuation reserve                                     11,151           1,742
  Separate account liabilities                                21,444          12,907
                                                        ------------    ------------
  Total liabilities                                        1,960,633       1,864,752

  Common stock, $1 par value, authorized 10,000
       shares, issued and outstanding 10,000 shares           10,000          10,000
  Paid-in surplus                                             41,600          41,600
  Unassigned surplus                                         215,773         233,547
                                                        ------------    ------------
  Total capital and surplus                                  267,373         285,147
                                                        ------------    ------------
  Total liabilities and capital and surplus             $  2,228,006    $  2,149,899
                                                        ============    ============



                             SEE ACCOMPANYING NOTES.

                         Columbus Life Insurance Company

                   Statements of Operations - Statutory-Basis



                                                                                      YEAR ENDED DECEMBER 31
                                                                                        2003          2002
                                                                                     ------------------------
                                                                                          (IN THOUSANDS)
Revenue:

  Premiums                                                                           $  217,988    $  187,447
  Net investment income                                                                 131,869       136,605
  Considerations for supplementary contracts with life contingencies                        469           261
  Other                                                                                   1,281         1,093
                                                                                     ----------    ----------
                                                                                        351,607       325,406

Policy benefits and expenses:

  Death benefits                                                                         53,145        46,711
  Annuity benefits                                                                        8,946         6,555
  Disability and accident and health benefits                                             2,510         2,083
  Surrender benefits                                                                     75,081        78,055
  Other benefits                                                                          1,862         1,938
  Increase in policy reserves and other policyholders' funds                            111,020        73,325
  Commissions on premiums                                                                41,156        30,131
  General expenses                                                                       23,737        23,380
  Net transfers to separate account                                                       3,056         8,920
                                                                                     ----------    ----------
                                                                                        320,513       271,098

Gain from operations before dividends to policyholders,
  federal income tax expense and net realized capital losses                             31,094        54,308

Dividends to policyholders                                                               12,717        15,913
                                                                                     ----------    ----------
Gain from operations before federal income taxes
  and net realized capital losses                                                        18,377        38,395

Federal income tax (benefit) expense                                                     (1,505)       13,223
                                                                                     ----------    ----------
Net gain from operations before net realized capital losses                              19,882        25,172

Net realized capital losses, less federal income tax expense/(benefit) of $2,049 in 2003 and ($4,879) in 2002 and transfers to the
  interest maintenance reserve of $2,865 in 2003 and $5,498 in 2002                     (10,983)      (36,069)
                                                                                     ----------    ----------
Net income (loss)                                                                    $    8,899    $  (10,897)
                                                                                     ==========    ==========



                             SEE ACCOMPANYING NOTES

                         Columbus Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis



                                                                    YEAR ENDED DECEMBER 31
                                                                      2003          2002
                                                                   ------------------------
                                                                        (IN THOUSANDS)
  Capital and surplus, beginning of year                           $  285,147    $  337,245
  Net income (loss)                                                     8,899       (10,897)
  Change in net unrealized gains (losses) (net of deferred taxes
    of ($11,137) in 2003 and $13,434 in 2002)                          20,707       (21,687)
  Change in net deferred income tax                                    (3,882)        4,074
  Change in nonadmitted assets                                            911           690
  Change in reserve on account of change in valuation bases                --        20,136
  Change in asset valuation reserve                                    (9,409)       20,435
  Dividends to stockholder                                            (35,000)      (64,849)
                                                                   ----------    ----------
  Capital and surplus, end of year                                 $  267,373    $  285,147
                                                                   ==========    ==========



                             SEE ACCOMPANYING NOTES.

                         Columbus Life Insurance Company

                   Statements of Cash Flows - Statutory-Basis



                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2003           2002
                                                                                --------------------------
                                                                                      (IN THOUSANDS)
OPERATING ACTIVITIES:

  Premium and annuity considerations                                            $    219,037    $  188,074
  Net investment income received                                                     128,243       137,235
  Benefits paid                                                                     (144,706)     (141,117)
  Net transfers to separate accounts                                                  (3,838)       (9,941)
  Insurance and general expenses                                                     (66,638)      (57,413)
  Dividends paid to policyholders                                                    (15,707)      (15,632)
  Federal income taxes received (paid)                                                   507       (19,324)
  Other, net                                                                           1,352         1,072
                                                                                ------------    ----------
  Net cash provided by operating activities                                          118,250        82,954
                                                                                ------------    ----------

INVESTMENT ACTIVITIES:

  Proceeds from investments sold, matured or repaid:
    Bonds                                                                            887,530       776,040
    Stocks                                                                           128,146        47,581
    Mortgage loans                                                                    21,581        14,830
    Real estate                                                                           --         2,340
    Other invested assets                                                              3,512         2,545
    Miscellaneous proceeds                                                                34         2,477
                                                                                ------------    ----------
  Net proceeds from investments sold, matured or repaid                            1,040,803       845,813

  Cost of investments acquired:
    Bonds                                                                         (1,079,888)     (884,530)
    Stocks                                                                           (28,255)      (60,721)
    Mortgage loans                                                                    (8,450)       (3,210)
    Real estate                                                                           --          (504)
    Other invested assets                                                             (8,333)      (10,263)
    Miscellaneous applications                                                            --            --
                                                                                ------------    ----------
  Total cost of investments acquired                                              (1,124,926)     (959,228)

  Net decrease (increase) in policy loans                                              1,146          (358)
                                                                                ------------    ----------
  Net cash used by investment activities                                             (82,977)     (113,773)
                                                                                ------------    ----------

FINANCING ACTIVITIES:

  Borrowed money                                                                     (25,050)       36,790
  Net deposits on deposit-type contract funds and other insurance liabilities         (1,145)       (1,357)
  Dividends paid to stockholder                                                      (35,000)           --
  Other cash provided                                                                 25,924         1,510
                                                                                ------------    ----------
  Net cash (used) provided by financing activities                                   (35,271)       36,943
                                                                                ------------    ----------
  Net change in cash, cash equivalents and short-term investments                          2         6,124
  Cash, cash equivalents and short-term investments:
    Beginning of year                                                                   (527)       (6,651)
                                                                                ------------    ----------
    End of year                                                                 $       (525)   $     (527)
                                                                                ============    ==========



                             SEE ACCOMPANYING NOTES.

                         Columbus Life Insurance Company

                  Notes to Statutory-Basis Financial Statements


                           December 31, 2003 and 2002

1.  ORGANIZATIONS AND NATURE OF BUSINESS

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 46 states and the District of Columbia. Approximately 43% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the statements of admitted assets, liabilities and capital and surplus as "non-admitted assets" (principally deferred taxes) for statutory reporting purposes.

o Fixed securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating.

o Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                         Columbus Life Insurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

o The accounts and operations of the Company's subsidiaries are not consolidated with accounts and operations of the Company as would be required by GAAP.

o The costs of acquiring and renewing new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by a NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

o Policyholder dividends are recognized when declared rather than over the term of the related policies.

o Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

                         Columbus Life Insurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

See Note 10 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The Company has not elected to use book value as of January 1, 1994 as the cost for applying the retrospective method of adjustment to securities purchased prior to the date.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

                         Columbus Life Insurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Joint ventures, limited partnerships, and LLC's are carried at the Company's interest in the underlying GAAP equity of the investee. The carrying value shown in the balance sheet under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when received.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net gain deferred as a result of recording the interest maintenance reserve was $5.3 million and $5.5 million, which is net of federal income tax expense of $2.9 million and $3.0 million in 2003 and 2002, respectively. Amortization of the interest maintenance reserve was $3.2 million and $2.9 million in 2003 and 2002, respectively and is included in net investment income.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                         PERCENTAGE OF RESERVES
                                                         ----------------------
                                                             2003        2002
                                                         ----------   ---------
Life insurance:
  1941 Commissioners Standard Ordinary, 2-1/2% - 3%             2.8%        3.1%
  1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%        19.8        21.6
  1980 Commissioners Standard Ordinary, 4% - 5%                48.0        44.6
Annuities:
  Various, 2-1/2% - 7-1/2%                                     27.6        28.8
Supplemental benefits:
  Various, 2-1/2% - 7-1/2%                                      1.1         1.2
Other, 2% - 5-1/2%                                              0.7         0.7
                                                         ----------   ---------
                                                              100.0%      100.0%
                                                         ==========   =========

                         Columbus Life Insurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company records a liability for other contract deposit funds using the fund value method.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interests rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating period.

As of December 31, 2003, reserves of $29.3 million are recorded on inforce amounts of ($1,597.7 million) for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

In 2002, the Company changed its valuation method for calculated reserves for certain universal life and whole life product lines. The impact of this change, a $20.1 million benefit, was recorded directly to surplus for the year ending December 31, 2002.

Tabular interest, tabular less actual reserves released and tabular cost has been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

                         Columbus Life Insurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

At December 31, 2003, participating policies represent approximately 15% ($1,434.6 million) of directly written life insurance in force, net of amounts ceded.

POLICY AND CONTRACT CLAIMS

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003 and 2002. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.

Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements in 2003. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's portfolios is approximately $14.2 million of mortgage-backed securities, which are currently subject to the reverse repurchase agreements.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds assets related to the Company's variable universal life contracts and market value adjusted annuity contracts. The variable universal life contracts held by the Company are non-guaranteed return contracts. The activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts, which are sold as a fixed annuity product with guaranteed rates.

                         Columbus Life Insurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. It will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2002 amounts have been reclassified to conform to the 2003 presentation.

RESTATEMENT

On November 26, 2002, the Company dissolved its two non-life subsidiaries, CLIC Company I and CLIC Company II. All assets and liabilities, including bonds, common and preferred stocks, were transferred from the subsidiary to the parent at a value of $54.0 million.

                        Columbus Life Insurance Company

3.  DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities are based on quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on value of issue of comparable yield and quality.



                                                                    2003
                                       -------------------------------------------------------------
                                         AMORTIZED       UNREALIZED     UNREALIZED    ESTIMATED FAIR
                                           COST            GAINS          LOSSES         VALUE
                                       -------------   -------------   ------------   --------------
                                                                 (IN THOUSANDS)

Foreign government securities          $       5,225   $          --   $         56   $        5,169
U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                 59,624           1,136          1,163           59,597
Debt securities issued by states of
    the U.S. and political
    subdivisions of the states                26,360             448          1,018           25,790
Corporate securities/asset-backed
    securities                             1,308,789          90,480          9,445        1,389,824
Mortgage-backed securities                   363,876          12,868          2,009          374,735
                                       -------------   -------------   ------------   --------------
Total                                  $   1,763,874   $     104,932   $     13,691   $    1,855,115
                                       =============   =============   ============   ==============




                                                           2002
                                      -------------------------------------------------
                                      AMORTIZED    UNREALIZED   UNREALIZED    ESTIMATED
                                         COST        GAINS        LOSSES     FAIR VALUE
                                      ----------   ----------   ----------   ----------
                                                        (IN THOUSANDS)
Foreign government securities         $      250   $       --   $       --   $      250
U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies             13,320        1,133           --       14,453
Debt securities issued by states of
    the U.S. and political
    subdivisions of the states             7,295          290           --        7,585
Corporate securities/asset-backed
    securities                         1,160,091       82,682       31,508    1,211,265
Mortgage-backed securities               390,088       22,684          200      412,572
                                      ----------   ----------   ----------   ----------
Total                                 $1,571,044   $  106,789   $   31,708   $1,646,125
                                      ==========   ==========   ==========   ==========


                         Columbus Life Insurance Company

3.  DEBT AND EQUITY SECURITIES (CONTINUED)

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities at December 31, 2003 are shown below:



                                       UNREALIZED LOSSES LESS THAN OR    UNREALIZED LOSSES GREATER
                                             EQUAL TO 12 MONTHS                THAN 12 MONTHS
                                       -------------------------------  --------------------------
                                       UNREALIZED          ESTIMATED    UNREALIZED      ESTIMATED
                                        LOSSES             FAIR VALUE    LOSSES        FAIR VALUE
                                       ----------          ----------   ----------     -----------
                                                                 (IN THOUSANDS)
Foreign government securities          $      (56)         $    4,918   $       --     $        --
U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies              (1,163)             37,713           --              --
Debt securities issued by states
    of the U.S. and political
    subdivisions of the states             (1,018)             16,372           --              --
Corporate securities/asset-backed
    securities                             (8,124)            229,088       (1,321)         26,628
Mortgage-backed securities                 (1,966)            151,608          (43)          4,553
                                       ----------          ----------   ----------     -----------
Total                                  $  (12,327)         $  439,699   $   (1,364)    $    31,181
                                       ==========          ==========   ==========     ===========


Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

The amortized cost and estimated fair value of debt securities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  AMORTIZED       ESTIMATED
                                                    COST         FAIR VALUE
                                               -----------------------------
                                                        (IN THOUSANDS)

      Due in one year or less                  $       65,711   $     67,189
      Due after one year through five years           233,705        255,728
      Due after five years through ten years          425,748        444,367
      Due after ten years                             674,834        713,096
      Mortgage-backed securities                      363,876        374,735
                                               --------------   ------------
      Total                                    $    1,763,874   $  1,855,115
                                               ==============   ============

                         Columbus Life Insurance Company

 3. DEBT AND EQUITY SECURITIES (CONTINUED)

Proceeds from sales of investments in debt securities during 2003 and 2002 were $250.7 million and $297.3 million, respectively. Gross gains of $11.8 million and $8.5 million and gross losses of $3.8 million and $1.6 million were realized on those sales in 2003 and 2002, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:



                                                                     2003
                                        ---------------------------------------------------------------
                                         AMORTIZED        UNREALIZED       UNREALIZED    ESTIMATED FAIR
                                            COST            GAINS            LOSSES           VALUE
                                        -----------      ------------     -----------    --------------
                                                                  (IN THOUSANDS)
Preferred stocks                        $    26,534      $      2,036     $        50    $       28,520
                                        ===========      ============     ===========    ==============

Common stock                            $        --      $         --     $        --    $           --
Subsidiaries                                  4,881               119              95             4,905
                                        -----------      ------------     -----------    --------------
Total common stock                      $     4,881      $        119     $        95    $        4,905
                                        ===========      ============     ===========    ==============




                                                                     2002
                                        ---------------------------------------------------------------
                                          AMORTIZED       UNREALIZED       UNREALIZED    ESTIMATED FAIR
                                             COST           GAINS           LOSSES           VALUE
                                        -----------      ------------     -----------    --------------
                                                                   (IN THOUSANDS)
Preferred stocks                        $    29,447      $      1,453     $        42    $       30,858
                                        ===========      ============     ===========    ==============

Common stock                            $    95,452      $      7,835     $    26,963    $       76,324
Subsidiaries                                 13,119                --           8,238             4,881
                                        -----------      ------------     -----------    --------------
Total common stock                      $   108,571      $      7,835     $    35,201    $       81,205
                                        ===========      ============     ===========    ==============


Proceeds from sales of investments in equity securities during 2003 and 2002 were $30.4 million and $42.3 million, respectively. Gross gains of $3.7 million and $6.3 million and gross losses of $5.6 million and $14.5 million were realized on these sales in 2003 and 2002, respectively.

The aggregate amount of unrealized losses and related fair values of equity securities with unrealized losses less than or equal to twelve months at December 31, 2003 was $0.1 million and $5.0 million, respectively. There are no unrealized losses greater than twelve months at December 31, 2003.

                         Columbus Life Insurance Company

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values of mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $132.1 million and $143.5 million, and $145.2 million and $160.2 million at December 31, 2003 and 2002, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $72.8 million and $73.9 million at December 31, 2003 and 2002, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $1,393.0 million and $1,287.1 million, and $1,287.4 million and $1,202.2 million for 2003 and 2002, respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5.  CONCENTRATIONS OF CREDIT RISK

At December 31, 2003, the Company held unrated or less-than-investment grade corporate bonds with a book value of $125.5 million, with an aggregate fair value of $134.1 million. Those holdings amounted to 7.12% of the Company's investments in bonds and less than 5.63% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 37.74% of such mortgages ($49.8 million) involved properties located in Florida and Ohio. Such investments consist of first mortgage liens on completed income-producing properties. The mortgage outstanding on any individual property does not exceed $14.4 million.

                         Columbus Life Insurance Company

5.  CONCENTRATIONS OF CREDIT RISK (CONTINUED)

During 2003, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 6.65% and 6.12%, respectively. No other categories of mortgage loans were issued.

At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2003, the Company held no mortgages with interest overdue beyond one year.

During 2003, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2003, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 2003, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions that may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6.   RELATED PARTY TRANSACTIONS

The Company is party to a service agreement with certain Western and Southern affiliated companies for the performance of certain legal services, investment advisory and data processing functions. The Company paid $6.4 million and $8.7 million in 2003 and 2002, respectively, for these services.

The Company has entered into an agreement (the "agreement") with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the agreement are:

                         Columbus Life Insurance Company

6.  RELATED PARTY TRANSACTIONS (CONTINUED)

                                                      DECEMBER 31
                                               2003               2002
                                           -----------------------------
                                                    (IN THOUSANDS)

   Life and annuity reserves                $  814,919      $    824,873
   Accident and health reserves                  8,397            9,289

The Company participates in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "Other Assets" on the Balance Sheets, were $32.5 million and $59.4 million at December 31, 2003 and 2002, respectively.

7.   FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. The Company had a receivable from Western and Southern in the amount of $0.8 million and $1.8 million as of December 31, 2003 and 2002, respectively, related to federal income taxes.

Income before federal income taxes differs from taxable income principally due to accrued market discounts, differences in capital gains/losses and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $3.2 million and $10.5 million from 2003 and 2002, respectively.

The components of the net deferred tax asset/(liability) at December 31 are as follows:

                                                   2003          2002
                                               --------------------------
                                                       (IN THOUSANDS)
Gross deferred tax assets                      $   70,906      $   81,237
Gross deferred tax liabilities                     10,304           5,615
Deferred tax assets nonadmitted                    14,060          14,313
Decrease in deferred tax assets nonadmitted          (253)           (618)

Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                    2003        2002
                                               --------------------------
                                                      (IN THOUSANDS)
Current year expense                           $    4,857      $   11,837
Tax credits                                        (1,667)           (627)
Prior year under (over) accrual                    (2,646)          2,632
                                               ----------      ----------
Current income taxes incurred                  $      544      $   13,842
                                               ==========      ==========

                         Columbus Life Insurance Company

 7.   FEDERAL INCOME TAXES (CONTINUED)

The main components of the 2003 deferred tax amounts are as follows (in thousands):


                                                  STATUTORY          TAX                              TAX
                                                    BASIS           BASIS        DIFFERENCE          EFFECT
                                               -------------    -------------  -------------       ------------
Deferred tax assets:
Reserves                                       $   1,798,456    $   1,689,325  $     109,131       $     38,196
Proxy deferred acquisition costs                          --           54,235         54,235             18,982
Stocks/bonds                                       1,766,838        1,780,628         13,790              4,827
Other                                                (25,441)             (10)        25,431              8,901
                                               -------------    -------------  -------------       ------------
Gross deferred tax assets                          3,539,853        3,524,178        202,587             70,906

Deferred tax assets nonadmitted                                                                         14,060

Deferred tax liabilities:
Stocks/bonds                                          23,570           16,497          7,073              2,476
Joint ventures                                        77,763           62,516         15,247              5,336
Life premium due & deferred                            6,522               --          6,522              2,283
Accrued investment income                             23,512           23,235            277                 97
Other                                                (35,352)         (35,671)           317                112
                                               -------------    -------------  -------------       ------------
Total deferred tax liabilities                        96,015           66,577         29,436             10,304
                                               -------------    -------------  -------------       ------------
Net admitted deferred tax assets               $   3,443,838    $   3,457,601  $     173,151       $     46,542
                                               =============    =============  =============       ============


Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:


                                                        2003        2002
                                                      -------------------
                                                         (IN THOUSANDS)
Deferred tax assets resulting from book/tax
 differences in:
Reserves                                              $    749    $ (6,402)
Proxy deferred acquisition costs                         1,155       3,954
Stocks/bonds                                           (14,380)     19,206
Joint ventures                                          (2,272)      2,272
Other                                                    4,417      (2,943)
                                                      --------    --------
Total change in deferred tax assets                   $(10,331)   $ 16,087
                                                      ========    ========
Deferred tax assets nonadmitted                           (253)       (618)

                         Columbus Life Insurance Company

7.  FEDERAL INCOME TAXES (CONTINUED)

Deferred tax liabilities resulting from book/tax differences in:

Stocks/bonds                                   (3,139)      (1,092)
Other                                           7,828         (329)
                                           ----------    ---------
Total change in deferred tax liabilities   $    4,689    $  (1,421)
                                           ==========    =========

The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Tax Expense and Net Realized Capital Gains. The significant differences for the year ended December 31, are as follows:




                                             2003                         2002
                                   ---------------------------------------------------
                                                    TAX                         TAX
                                     AMOUNT        EFFECT       AMOUNT         EFFECT
                                   ----------    ---------    ----------    ----------
                                                     (IN THOUSANDS)

Income before taxes                $   14,764    $   5,167    $    8,443    $    2,955
Book vs. tax capital gains/losses      (3,743)      (1,310)       26,462         9,262
Book over tax reserves                 17,997        6,299         2,252           788
Net DAC adjustment                      3,447        1,206         1,879           658
Depreciation                               --           --           (43)          (15)
Accrued market discount                (5,635)      (1,972)       (6,076)       (2,127)
Tax exempt interest                       (26)          (9)           28            10
Dividend received deduction              (486)        (170)         (710)         (248)
Accrued dividends                         156           55         5,867         2,053
IMR amortization                       (3,212)      (1,124)       (2,937)       (1,028)
Joint ventures                           (448)        (157)           --            --
Premiums due & deferred                    65           22            --            --
Policyholders dividends                (2,987)      (1,045)           --            --
Other                                  (6,014)      (2,105)       (1,345)         (471)
                                   ----------    ---------    ----------    ----------
Taxable income                     $   13,878    $   4,857    $   33,820    $   11,837
                                   ==========    =========    ==========    ==========

8.   DIVIDEND RESTRICTIONS

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2004, the Company has $26.7 million available for payment of dividends to Western and Southern based on a surplus of $267.4 million at December 31, 2003. Earned surplus at December 31, 2003 was $215.8 million.

                         Columbus Life Insurance Company

8.  DIVIDEND RESTRICTIONS (CONTINUED)

On June 30, 2003, the Company obtained state approval and paid a dividend of $35.0 million to Western and Southern. The Company's remaining surplus was substantially in excess of amounts required to be held by regulatory agencies. In 2002, the Company paid two dividends to Western and Southern, $29.9 million on April 26, 2002 and $35.0 million on December 26, 2002.

9.  COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2003, the Company does not have any material lease agreements for office space or equipment.

10. REGULATORY MATTERS

A reconciliation of SAP (statutory accounting principles) surplus and GAAP surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:



                                                           2003            2002
                                                       ---------------------------
                                                              (IN THOUSANDS)
SAP surplus                                            $   267,373     $   285,147
Deferred policy acquisition costs                          163,006         124,163
Policy reserves                                            (59,254)        (59,430)
Asset valuation and interest maintenance reserves           27,493          15,974
Income taxes                                               (57,696)        (28,268)
Net unrealized loss on available-for-sale
   Securities                                               95,709          76,493
Other, net                                                  13,458          12,965
                                                       -----------     -----------
GAAP surplus                                           $   450,089     $   427,044
                                                       ===========     ===========


                         Columbus Life Insurance Company

10. REGULATORY MATTERS (CONTINUED)

                                               2003            2002
                                           ---------------------------
                                                  (IN THOUSANDS)

SAP net income (loss)                      $      8,899    $   (10,897)
Deferred policy acquisition costs                19,048          5,978
Policy reserves                                   2,765           (826)
Income taxes                                    (11,394)        16,683
Interest maintenance reserve                      2,109          2,561
Other, net                                        7,584        (18,140)
                                           ------------    -----------
GAAP net income (loss)                     $     29,011    $    (4,641)
                                           ============    ===========


The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2003 and 2002, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

11. ANNUITY RESERVES

At December 31, 2003, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:




                                                              AMOUNT        PERCENT
                                                           -------------------------
                                                                 (IN THOUSANDS)
Subject to discretionary withdrawal:
   With market value adjustment                            $     2,876           0.5%
   At book value less current surrender charge of
      5% or more                                                75,913          13.7%
   Subject to discretionary withdrawal (without
      adjustment) at book value with minimal or no
      charge or adjustment                                     458,356          82.5%
Not subject to discretionary withdrawal                         18,220           3.3%
                                                           -----------     ---------
Total annuity reserves and deposit fund liabilities
   before reinsurance                                      $   555,365         100.0%
                                                           ===========     =========


                         Columbus Life Insurance Company

11. ANNUITY RESERVES(CONTINUED)

The annuity reserves and deposit fund liabilities are included in "Policy reserves" in the balance sheets.

12. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                        2003       2002
                                                    ---------------------
                                                          (IN THOUSANDS)

  Premiums                                          $  14,794    $ 11,941
  Benefits paid or provided                             7,724       4,357
  Policy and contract liabilities, at year end         27,758      20,031

At December 31, 2003 the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2003, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The net amount of reduction to capital and surplus at December 31, 2003 if all reinsurance agreements were cancelled is $0 million.

In 2003 and 2002, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

                         Columbus Life Insurance Company

13. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable universal life contracts and market value adjusted annuity contracts.

The variable universal life contracts held by the Company do not have any minimum guarantees and the investment risks associated with the market value changes are borne entirely by the policyholder. The assets consist of mutual funds and are carried at market value.

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the U.S. swap rate at issue and at surrender.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2003 is as follows:



                                                               NONINDEXED
                                                               GUARANTEE        NONGUARANTEED
                                                               LESS THAN/         SEPARATE
                                                               EQUAL TO 4%        ACCOUNTS
                                                            ----------------------------------
                                                                     (IN THOUSANDS)
Premiums, deposits and other considerations for the year
    ended December 31, 2003                                 $         1,149    $         3,833
                                                            ================   ===============
Reserves for separate accounts as of December 31, 2003
     (all subject to discretionary withdrawal)              $         2,876    $        15,377
                                                            ================   ===============



A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                   2003
                                                              --------------
                                                              (IN THOUSANDS)
Transfers as reported in the statements of operations of
   the separate accounts statement:
      Transfers to separate accounts                          $        4,965
      Transfers from separate accounts                                 1,954
                                                              --------------
Net transfers from separate accounts                                   3,011

Reconciling adjustments:
      Other account adjustments                                           45
                                                              --------------
Net transfers as reported in the statements of operations     $        3,056
                                                              ==============

                         Columbus Life Insurance Company

14.   PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2003, were as follows:

                                                        NET OF
                                       GROSS           LOADING
                                      -------------------------
                                            (IN THOUSANDS)

    Ordinary new business              $      (92)   $     (133)
    Ordinary renewal                        5,713         6,655
                                      -----------    ----------


    Total                              $    5,621    $    6,522
                                       ===========   ==========

DISTRIBUTOR

Touchstone Securities, Inc.*
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202


COLUMBUS LIFE VARIABLE UNIVERSAL LIFE SERVICE CENTER

P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 677-9595


*A registered broker/dealer and member of the NASD and SIPC


STATEMENT OF
ADDITIONAL INFORMATION

MAY 1, 2004


[LOGO] COLUMBUS LIFE
       INSURANCE COMPANY

                                     PART C

                                OTHER INFORMATION

ITEM 26. -- EXHIBITS

     (a) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

     (b)  Not applicable

     (c)  (1)   (i) Distributor Agreement between the Columbus Life
                    Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (2)

               (ii) Addendum to Schedule A of Distributor Agreement between the
                    Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (9)

              (iii) Supplemental Addendum to Schedule A of Distributor
                    Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies. (9)

           (2) (i) Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

               (ii) Commission Schedule to Form of General Agency Agreement by
                    and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (9)

              (iii) Form of Broker-Dealer Sales Agreement by and between
                    Touchstone Securities, Inc., Columbus Life Insurance Company and a broker-dealer (9)

     (d) (1) Form of Survivorship Variable Universal Life Insurance Policy issued by Columbus Life Insurance Company (8)

          (2)  Form of Accelerated Death Benefit Rider (3)

          (3)  Form of Other Insured Rider (9)

          (4)  Form of Accelerated Death Benefit Plus Rider (3)

          (5)  Form of Extended Coverage Benefit Rider (9)

          (6)  Form of Extended No-Lapse Guarantee Rider (9)

          (7)  Form of Last Survivor Additional Life Rider (9)

          (8)  Form of Estate Protection Rider (9)

          (9)  Form of Estate Tax Repeal Rider (9)

     (e) (1) Form of Columbus Life Insurance Company Application for Life Insurance (3)

          (2) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (3)

          (3) Alternative form of Columbus Life Insurance Company Application for Life Insurance (9)

     (f)  (1)   (i) Certificate of Incorporation of the Columbus Life
                    Insurance Company (5)

               (ii) Certificate of Amendment of Articles of Incorporation of
                    Columbus Life Insurance Company (5)

          (2)  Code of Regulations of the Columbus Life Insurance Company (5)

     (g)  Not applicable.

     (h)  (1)   (i) Fund Participation Agreement between Columbus Life
                    Insurance Company and Touchstone Variable Series Trust (5)

               (ii) Amended Exhibit B to the Fund Participation Agreement
                    between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

              (iii) Amendment to Fund Participation Agreement between Columbus
                    Life Insurance Company and Touchstone Variable Series Trust
                    (6)

               (iv) Amended Exhibit A to the Fund Participation Agreement
                    between Columbus Life Insurance Company and Touchstone Variable Series Trust (9)

               (v) Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (12)

               (vi) Service Fee Agreement between Touchstone Advisors, Inc. and
                    Columbus Life Insurance Company (12)

          (2) (i) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

               (ii) Amendment No.1 to the Fund Participation Agreement by and
                    between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

              (iii) Amendment No. 2 to the Fund Participation Agreement by and
                    between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

          (3) (i) Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

               (ii) Amendment No.1 to the Administrative Services letter between
                    Bankers Trust Company and Columbus Life Insurance Company
                    (3)

              (iii) Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

          (4) (i) Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

               (ii) Amendment No. 1 to Fund Participation Agreement between
                    Janus Aspen Series and Columbus Life Insurance Company (7)

              (iii) Amendment No. 2 to Fund Participation Agreement between
                    Janus Aspen Series and Columbus Life Insurance Company (9)

          (5) Distribution and Shareholder Services Agreement, Service Shares of Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

          (6) (i) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (3)

               (ii) Amendment No. 1 to Amended and Restated Participation
                    Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (9)

              (iii) Administrative Services Agreement between Massachusetts
                    Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

          (7) Participation Agreement among The Legends Fund, Inc., Touchstone Securities, Inc. and Columbus Life Insurance Company (3)

          (8) (i) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

               (ii) Amendment No. 1 to Participation Agreement Among Variable
                    Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (9)

              (iii) Service Agreement between Fidelity Investments
                    Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

               (iv) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

               (v) Sub-license Agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

          (9) (i) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company
               (3)

               (ii) Amendment No. 1 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

              (iii) Participation Agreement among Panorama Series Fund, Inc.,
                    OppenheimerFunds, Inc. and Columbus Life Insurance Company
                    (3)

               (iv) Amendment No. 1 to Participation Agreement among Panorama
                    Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

               (v) Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

               (vi) Amendment No. 1 to Letter Agreement between
                    OppenheimerFunds, Inc. and Columbus Life Insurance Company
                    (9)

              (vii) Amendment to Letter Agreement between OppenheimerFunds,
                    Inc. and Columbus Life Insurance Company (10)

          (10) (i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (5)

               (ii) Agreement with respect to Trademarks and Fund Names between
                    AIM Management Group Inc. and Columbus Life Insurance Company (5)

              (iii) Administrative Services Agreement between Columbus Life
                    Insurance Company and AIM Advisors, Inc. (5)

               (iv) Amendment to Participation Agreement by and among AIM
                    Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (12)

               (v) Form of Distribution Agreement between Touchstone Securities, Inc. and A I M Distributors, Inc. (11)

          (11) (i) Form of Participation Agreement between Columbus Life Insurance Company and J.P. Morgan Series Trust II (11)

               (ii) Form of Service Agreement between Columbus Life Insurance
                    Company and JPMorgan Chase Bank (11)

          (12) Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc. (11)

          (13) (i) Form of Participation Agreement between Columbus Life Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc. (11)

               (ii) Form of Service Agreement between Deutsche Investment
                    Management Americas Inc. and Columbus Life Insurance Company
                    (12)

          (14) Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company (12)

          (15) (i) Form of Participation Agreement between Columbus Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc. (11)

               (ii) Form of Service Agreement between Van Kampen Funds Inc. and
                    Columbus Life Insurance Company (11)

          (16) (i) Form of Participation Agreement between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (11)

               (ii) Form of Service Agreement between Morgan Stanley & Co.
                    Incorporated and Columbus Life Insurance Company (11)

              (iii) Form of Service Agreement between Morgan Stanley Investment
                    Management Inc. and Columbus Life Insurance Company (12)

     (i)  Not applicable.

     (j)  Not applicable.

     (k)  Opinion and Consent of Counsel (10)

     (l)  Not applicable.

     (m)  Not applicable.

     (n)  (1) Consent of Ernst & Young LLP (filed herewith)

          (2)  Powers of Attorney (10)

     (o)  Not applicable.

     (p)  Not applicable.

     (q) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Survivorship Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (10)


--------------------------------------------------------------------------------

(1) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-78489, filed May 14, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1, 2000.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.

(4) Incorporated by reference to the Registration Statement, File No. 333-47940, filed October 13, 2000.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed August 19, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on April 26, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2001.

(8) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-73390, filed November 15, 2001.

(9) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-73390, filed January 28, 2002.

(10) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-73390, filed April 30, 2002.

(11) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, File No. 333-73390, filed February 18, 2003.

(12) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-73390, filed April 25, 2003.

ITEM 27. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 27 is 400 East Fourth Street, Cincinnati, Ohio 45202.

Name                     Positions and Offices with Depositor
----                     ------------------------------------

William J. Williams      Director

John F. Barrett          Director and Chairman of the Board

Lawrence L. Grypp        Director, President and Chief Executive Officer

James N. Clark           Director

Paul H. Amato            Director

Clint D. Gibler          Senior Vice President and Chief Information Officer

Noreen J. Hayes          Senior Vice President

Edward S. Heenan         Senior Vice President

Constance M. Maccarone   Senior Vice President, Insurance Operations

Nora E. Moushey          Senior Vice President and Chief Actuary

Nicholas P. Sargen       Senior Vice President and Chief Investment Officer

Robert L. Walker         Senior Vice President and Chief Financial Officer

Mark A. Wilkerson        Senior Vice President and Chief Marketing Officer

Donald J. Wuebbling      Senior Vice President and Secretary

David T. Henderson       Vice President

Thomas D. Holdridge      Vice President

Bradley J. Hunkler       Vice President and Comptroller

Phillip E. King          Vice President and Auditor

Gregory A. Poston        Vice President

Mario J. San Marco       Vice President

Donna N. Schenk          Vice President

James J. Vance           Vice President and Treasurer

Charles W. Wood, Jr.     Vice President of Sales and Marketing

James H. Acton, Jr.      Senior Financial Officer

Thomas M. Eck            Assistant Vice President

Daniel W. Harris         Assistant Vice President

John A. Kruse, Jr.       Assistant Vice President

Cynthia L. Stewart-Lamb  Assistant Vice President

Gerald R. Pintarich, Jr. Assistant Vice President

Gregory G. Rowe          Assistant Secretary

Marianne Marshall        Assistant Treasurer

Jeffrey D. Meek          Assistant Treasurer

Timothy D. Speed         Assistant Treasurer

Thomas R. Stanek         Assistant Treasurer

Richard K. Taulbee       Assistant Treasurer

Charles L. Thomas        Assistant Treasurer

ITEM 28. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Fort Washington Trust Company; Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, LLC; Ohio limited liability company; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions. IFS Systems, Inc.; Delaware corporation; 100% owned by

IFS; development, marketing and support of software systems.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by Charles White; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer

Seasons Congregate Living LLC; Ohio limited liability company; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by Alan Dunlap, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC; ownership, development and management of real estate.

Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by Eagle Realty Group, LLC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company

W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

ITEM 29. The Code of Regulations of Columbus Life Insurance Company provides in
Article VI that:

                                   ARTICLE VI

                          Indemnification and Insurance

         Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

         Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

         Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                  Position/Office with Touchstone Securities

James N. Clark                        Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                      Director
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Donald J. Wuebbling                   Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo                        President
515 West Market Street, 8th Floor
Louisville, KY  40202

Mike S. Spangler                      Vice President
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Richard K. Taulbee                    Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                        Vice President and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                  Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Robert F. Morand                      Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                    Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                       Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Timothy D. Speed                      Assistant Treasurer
400 Broadway
Cincinnati, Ohio 45202

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12-month period ended December 31, 2003.

Net Underwriting Discounts  Compensation on Brokerage Commissions  Compensation
and Commissions             Redemptions

$ 0                            $ -0-           $ -0-                  $ -0-


ITEM 31. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 East Fourth Street, Cincinnati, Ohio 45202.

ITEM 32. -- MANAGEMENT SERVICES
Not Applicable.

ITEM 33. -- FEE REPRESENTATION

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 29th day of April, 2004.

         COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

         By: COLUMBUS LIFE INSURANCE COMPANY


         By: /s/ Lawrence L. Grypp

         ---------------------------
         Lawrence L. Grypp
         President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Principal Executive Officer:

        /s/ Lawrence L. Grypp

        ---------------------------
        Lawrence L. Grypp
        President and Chief Executive Officer    April 29, 2004



        Principal Accounting and Financial Officer:

        /s/ Robert L. Walker
                                                 April 29, 2004
        --------------------------
        Robert L. Walker
        Chief Financial Officer


        Directors:                               By: /s/ Lawrence L. Grypp
        William J. Williams*
        John H. Barrett*                         --------------------------
        Paul H. Amato*                           Lawrence L. Grypp
        James N. Clark*                          individually and as attorney
        Lawrence L. Grypp                        in fact*
                                                 for each Director
                                                 April 29, 2004

EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION



 (n)(1)           Consent of Ernst & Young LLP